              As filed with the Securities and Exchange Commission
                              on November 8, 1996


                                         REGISTRATION NOS. 33-12608 AND 811-5059
                                         ---------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 18                                  X


REGISTRATION STATEMENT UNDER THE INVESTMENT                               X
  COMPANY ACT OF 1940


         Amendment No. 21                                                 X


                               THE HIGHMARK GROUP
               (Exact Name of Registrant as Specified in Charter)

                    3435 STELZER ROAD, COLUMBUS, OHIO 43219
                    ----------------------------------------
                    (Address of principal executive offices)

                                 (800) 433-6884
                                 --------------
              (Registrant's telephone number, including area code)

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                     --------------------------------------
                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                              One Franklin Square
                      1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)


[ ]    immediately upon filing pursuant to paragraph (b), or



 X     on November 15, 1996 pursuant to paragraph (b)

[ ]    60 days after filing pursuant to paragraph (a)(i)
[ ]    on [date] pursuant to paragraph (a)(i)
[ ]    75 days after filing pursuant to paragraph (a)(ii)
[ ]    on [date] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for post-effective amendment No. ____ filed on ________________________.


         Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended
July 31, 1996 on September 27, 1996.

                                [Highmark Logo]

                             THE HIGHMARK BOND FUND
                       THE HIGHMARK GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
  SUPPLEMENT DATED NOVEMBER 15, 1996 TO THE PROSPECTUS DATED DECEMBER 1, 1995
                      FOR THE HIGHMARK FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
                      ------------------------------------

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

  The Board of Trustees of The HighMark Group will be asked to discontinue operations of the HighMark Intermediate California Municipal Bond Fund and the HighMark Intermediate Municipal Bond Fund (the "Municipal Funds") at the next quarterly Board Meeting on December 4, 1996. Therefore, all references to the Municipal Funds should be deleted.

  Pacific Alliance Capital Management (formerly MERUS -- UCA Capital Management), a division of Union Bank of California, N.A., serves as the advisor to the HighMark Fixed Income Funds. All references to MERUS in the prospectus should be replaced with Pacific Alliance Capital Management.

  The Fee Table and related Example and footnotes on pages 4 and 5 should be deleted and replaced with the following:

                             INCOME FUNDS FEE TABLE

                                                                                       BOND                GOVERNMENT
                                                                                       FUND                BOND FUND
                                                                               --------------------   --------------------
                                                                               INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                                                                                SHARES     SHARES      SHARES     SHARES
                                                                               --------   ---------   --------   ---------
SHAREHOLDER TRANSACTION EXPENSES(A)
 Maximum Sales Load Imposed on Purchases (as a percentage of offering            3.00%          0%      3.00%          0%
  price)......................................................................
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of             0%          0%         0%          0%
  offering price).............................................................
 Deferred Sales Load (as a percentage of original purchase price or redemption      0%          0%         0%          0%
  proceeds, as applicable)....................................................
 Redemption Fees (as a percentage of amount redeemed, if applicable)(b).......      0%          0%         0%          0%
 Exchange Fee(c)..............................................................      0%          0%         0%          0%
ANNUAL OPERATING EXPENSES
 (as a percentage of net assets)
 Management Fees (after voluntary reduction)(d)...............................   0.45%       0.45%         0%          0%
 12b-1 Fees (after voluntary reduction).......................................      0%(e)       0%         0%(e)       0%
 Other Expenses (after voluntary reduction)(f)................................   0.44%       0.44%      0.85%       0.85%
                                                                                 -----       -----      -----       -----
 Total Fund Operating Expenses(g).............................................   0.89%       0.89%      0.85%       0.85%
                                                                                 =====       =====      =====       =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                 ------   -------   -------   --------
Bond Fund
 Investor Shares................................................  $ 39      $58       $78       $136
 Fiduciary Shares...............................................  $  9      $28       $49       $110
Government Bond Fund
 Investor Shares................................................  $ 38      $56       $76       $132
 Fiduciary Shares...............................................  $  9      $27       $47       $105

  The purpose of the tables above is to assist an investor in the Income Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  Long-term shareholders of Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.
---------------

 (a) Certain entities (including Union Bank of California and its affiliates) making investments in the Income Funds on behalf of their customers may charge customers fees for services provided in connection with the investment. (See HOW TO PURCHASE SHARES and SERVICE
     ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

 (b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See HOW TO REDEEM
     SHARES -- Payments to Shareholders below.)

 (c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf. (See EXCHANGE PRIVILEGES and SERVICE
     ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

 (d) As indicated under SERVICE ARRANGEMENTS -- Investment Adviser below, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of each Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

 (e) Reflects Rule 12b-1 fees estimated for the current fiscal year. The maximum annual rate of distribution fees that may be imposed as a percentage of average daily net assets attributable to a Fund's Investor Shares is 0.25%. (See SERVICE ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

 (f) OTHER EXPENSES are based on each Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS -- Administrator & Distributor below, BISYS Fund Services may voluntarily reduce its administration fee. Absent the voluntary reduction of administration fees, OTHER EXPENSES as a percentage of average daily net assets would be 0.51% for each of the Investor and Fiduciary Shares of the Bond Fund and 1.05% for each of the Investor and Fiduciary Shares of the Government Bond Fund.

 (g) Absent voluntary fee waivers, Total Fund Operating Expenses would be: 1.87% for the Investor Shares and 1.62% for the Fiduciary Shares of the Bond Fund and 2.55% for the Investor Shares and 2.30% for the Fiduciary Shares of the Government Bond Fund.

  The last sentence in the fourth paragraph under the heading SERVICE ARRANGEMENTS -- Investment Adviser (on page 32) should be deleted and replaced with the following:

  During the Group's fiscal year ended July 31, 1996, Union Bank of California received investment advisory fees from the Bond Fund and the Government Bond Fund aggregating 0.45% and 0%, respectively, of each Fund's average daily net assets.

  The last five paragraphs under the heading SERVICE ARRANGEMENTS -- Investment Adviser (on pages 32 and 33) should be deleted and replaced with the following:

  Union Bank of California offers a wide range of banking services to its clients in California, Oregon and Washington and around the world. As of September 30, 1996, Union Bank of California and its subsidiaries had approximately $28.7 billion in commercial assets. Pacific Alliance Capital Management is a division of Union Bank of California's Trust and Investment Management Group, which, as of June 30, 1996, has approximately $13.4 billion of assets under management.

  The last sentence in the second paragraph under the heading SERVICE ARRANGEMENTS -- Administrator & Distributor (on page 34) should be deleted and replaced with the following:

  During the Group's fiscal year ended July 31, 1996, BISYS Fund Services received administration fees from the Bond Fund and the Government Bond Fund aggregating 0.13% and 0%, respectively, of each Fund's average daily net assets.

  The last paragraph under the heading GENERAL INFORMATION -- Description of The Group and Its Shares (page 37) should be deleted and replaced with the following:

  The Group believes that as of October 17, 1996, Union Bank of California (400 California Street, Post Office Box 45000, San Francisco, CA 94104) was the Shareholder of record of 88.46% of the Fiduciary Shares of the Bond Fund and 63.35% of the Fiduciary Shares of the Government Bond Fund.

  The financial information below is an addition to the "Financial Highlights" which appear on pages 6 through 8 of the prospectus.

                              FINANCIAL HIGHLIGHTS

  The table below sets forth certain financial information with respect to the Shares of each Fixed Income Fund. Financial Highlights for each Fund for the periods ended July 31, 1996 have been derived from financial statements audited by Deloitte & Touche LLP, independent auditors for The HighMark Group, whose report thereon is included in the Statement of Additional Information. Prior to the fiscal year ended July 31, 1996, Coopers & Lybrand L.L.P. served as independent accountants to the Group.

                                                                      YEAR ENDED JULY 31, 1996
                                                           ----------------------------------------------
                                                                   BOND                  GOVERNMENT
                                                                   FUND                   BOND FUND
                                                           ---------------------    ---------------------
                                                           INVESTOR    FIDUCIARY    INVESTOR    FIDUCIARY
                                                           --------    ---------    --------    ---------
Net Asset Value, Beginning of Period.....................   $ 10.29     $  10.38     $  9.43     $   9.50
                                                           --------    ---------    --------    ---------
Investment Activities
  Net investment income..................................      0.69         0.66        0.62         0.60
  Net realized and unrealized gains (losses) on               (0.18)       (0.16)      (0.18)       (0.16)
     investments.........................................
                                                           --------    ---------    --------    ---------
     Total from Investment Activities....................      0.51         0.50        0.44         0.44
                                                           --------    ---------    --------    ---------
Distributions
  From Net investment income.............................     (0.65)       (0.65)      (0.59)       (0.59)
                                                           --------    ---------    --------    ---------
Net Asset Value, End of Period...........................   $ 10.15     $  10.23     $  9.28     $   9.35
                                                             ======      =======      ======      =======
Total Return.............................................      4.95%        4.81%       4.79%        4.75%
Ratios/Supplementary Data:
  Net Assets at end of period (000)......................   $ 1,157     $ 60,374     $ 1,104     $  3,386
  Ratio of expenses to average net assets................      0.89%        0.89%       0.85%        0.85%
  Ratio of net investment income to average net assets...      6.10%        6.10%       6.22%        6.12%
  Ratio of expenses to average net assets*...............      1.85%        1.61%       4.05%        3.80%
  Ratio of net investment income to average net                5.14%        5.38%       3.02%        3.17%
     assets*.............................................
Portfolio Turnover (a)...................................     20.88%       20.88%      44.72%       44.72%

---------------

(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                [Highmark Logo]

                            THE HIGHMARK GROWTH FUND
                       THE HIGHMARK INCOME & GROWTH FUND
                        THE HIGHMARK INCOME EQUITY FUND
                           THE HIGHMARK BALANCED FUND

--------------------------------------------------------------------------------
  SUPPLEMENT DATED NOVEMBER 15, 1996 TO THE PROSPECTUS DATED DECEMBER 1, 1995
                         FOR THE HIGHMARK EQUITY FUNDS
--------------------------------------------------------------------------------

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
                      ------------------------------------

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

  The Board of Trustees of The HighMark Group will be asked to discontinue operations of the HighMark Intermediate California Municipal Bond Fund and the HighMark Intermediate Municipal Bond Fund (the "Municipal Funds") at the next quarterly Board Meeting on December 4, 1996. Therefore, all references to the Municipal Funds should be deleted.

  Pacific Alliance Capital Management (formerly MERUS -- UCA Capital Management), a division of Union Bank of California, N.A., serves as the advisor to the HighMark Equity Funds. All references to MERUS in the prospectus should be replaced with Pacific Alliance Capital Management.

  The Fee Table and related Example and footnotes on pages 4 and 5 should be deleted and replaced with the following:

                             EQUITY FUNDS FEE TABLE

                                               GROWTH                INCOME &                INCOME                BALANCED
                                                FUND               GROWTH FUND            EQUITY FUND                FUND
                                        --------------------   --------------------   --------------------   --------------------
                                        INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                                         SHARES     SHARES      SHARES     SHARES      SHARES     SHARES      SHARES     SHARES
                                        --------   ---------   --------   ---------   --------   ---------   --------   ---------
SHAREHOLDER TRANSACTION EXPENSES(A)
 Maximum Sales Load Imposed on             4.50%         0%       4.50%         0%       4.50%         0%       4.50%         0%
  Purchases (as a percentage of
  offering price).....................
 Maximum Sales Load Imposed on                0%         0%          0%         0%          0%         0%          0%         0%
  Reinvested Dividends (as a
  percentage of offering price).......
 Deferred Sales Load (as a percentage         0%         0%          0%         0%          0%         0%          0%         0%
  of original purchase price or
  redemption proceeds, as
  applicable).........................
 Redemption Fees (as a percentage of          0%         0%          0%         0%          0%         0%          0%         0%
  amount redeemed, if
  applicable)(b)......................
 Exchange Fee(c)......................   $ 0.00      $0.00      $ 0.00      $0.00      $ 0.00      $0.00      $ 0.00      $0.00
ANNUAL OPERATING EXPENSES
 (as a percentage of net assets)
 Management Fees (after voluntary          0.62%      0.62%          0%         0%       0.70%      0.70%       0.63%      0.63%
  reduction)(d).......................
 12b-1 Fees (after voluntary                  0%(e)       0%         0%(e)       0%      0.15%(e)       0%         0%(e)       0%
  reduction)..........................
 Other Expenses (after voluntary           0.43%      0.43%       0.98%      0.98%       0.37%      0.37%       0.40%      0.40%
  reduction)(f).......................
                                        --------   ---------   --------   ---------   --------   ---------   --------   ---------
 Total Fund Operating Expenses(g).....     1.05%      1.05%       0.98%      0.98%       1.22%      1.07%       1.03%      1.03%
                                        =======    ========    =======    ========    =======    ========    =======    ========

---------------

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                                  3          5
                                                     1 YEAR     YEARS      YEARS      10 YEARS
                                                     ------     ------     ------     --------
Growth Fund
  Investor Shares................................     $ 55       $ 77       $100        $167
  Fiduciary Shares...............................     $ 11       $ 33       $ 58        $128
Income and Growth Fund
  Investor Shares................................     $ 55       $ 75       $ 97        $160
  Fiduciary Shares...............................     $ 10       $ 31       $ 54        $120
Income Equity Fund
  Investor Shares................................     $ 57       $ 82       $109        $186
  Fiduciary Shares...............................     $ 11       $ 34       $ 59        $131
Balanced Fund
  Investor Shares................................     $ 55       $ 76       $ 99        $165
  Fiduciary Shares...............................     $ 11       $ 33       $ 57        $126

  The purpose of the tables above is to assist an investor in the Equity Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  Long-term shareholders of Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.
---------------

 (a) Certain entities (including Union Bank of California and its affiliates) making investments in the Equity Funds on behalf of their customers may charge customers fees for services provided in connection with the investment. (See HOW TO PURCHASE SHARES and SERVICE ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

 (b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See HOW TO REDEEM SHARES -- Payments to Shareholders below.)

 (c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf. (See EXCHANGE PRIVILEGES and SERVICE ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

 (d) As indicated under SERVICE ARRANGEMENTS -- Investment Adviser below, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of each Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

 (e) Reflects Rule 12b-1 fees estimated for the current fiscal year. The maximum annual rate of distribution fees that may be imposed as a percentage of average daily net assets attributable to a Fund's Investor Shares would be 0.25%. (See SERVICE ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

 (f) OTHER EXPENSES are based on that Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS -- Administrator & Distributor below, BISYS Fund Services may voluntarily reduce its administration fee. Absent the voluntary reduction of administration fees, OTHER EXPENSES as a percentage of average daily net assets would be 1.18% for each of the Investor and Fiduciary Shares of the Income and Growth Fund.

 (g) Absent voluntary fee waivers, Total Fund Operating Expenses would be: 1.89% for the Investor Shares and 1.64% for the Fiduciary Shares of the Growth Fund, 2.68% for the Investor Shares and 2.43% for the Fiduciary Shares of the Income and Growth Fund, 1.57% for the Investor Shares and 1.32% for the Fiduciary Shares of the Income Equity Fund, and 1.90% for the Investor Shares and 1.65% for the Fiduciary Shares of the Balanced Fund.

  The last sentence in the third paragraph under the heading SERVICE ARRANGEMENTS -- Investment Adviser (on page 34) should be deleted and replaced with the following:

  During the Group's fiscal year ended July 31, 1996, Union Bank of California received investment advisory fees from the Growth Fund, Income & Growth Fund, Income Equity Fund and Balanced Fund aggregating 0.50%, 0%, 0.66% and 0.54%, respectively of each of the Fund's average daily net assets.

  The last five paragraphs under the heading SERVICE ARRANGEMENTS -- Investment Adviser (on pages 34 and 35) should be deleted and replaced with the following:

  Union Bank of California offers a wide range of banking services to its clients in California, Oregon and Washington and around the world. As of September 30, 1996, Union Bank of California and its subsidiaries had approximately $28.7 billion in commercial assets. Pacific Alliance Capital Management is a division of Union Bank of California's Trust and Investment Management Group, which, as of June 30, 1996, has approximately $13.4 billion of assets under management.

  The fourth paragraph under the heading SERVICE ARRANGEMENTS -- Administrator & Distributor (on page 36) should be deleted and replaced with the following:

  During the Group's fiscal year ended July 31, 1996, BISYS Fund Services received administration fees aggregating 0.20%, 0%, 0.20% and 0.20% of the average daily net assets of the Growth Fund, Income & Growth Fund, Income Equity Fund and Balanced Fund, respectively.

  The last paragraph under the heading GENERAL INFORMATION -- Description of The Group and Its Shares (page 39) should be deleted and replaced with the following:

  The Group believes that as of October 17, 1996, Union Bank of California (400 California Street, Post Office Box 45000, San Francisco, CA 94104) was the Shareholder of record of 87.48% of the Fiduciary Shares of the Growth Fund, 94.67% of the Fiduciary Shares of the Income & Growth Fund, 72.99% of the Fiduciary Shares of the Income Equity Fund and 97.77% of the Fiduciary Shares of the Balanced Fund.

  The financial information below is an addition to the "Financial Highlights" which appear on pages 6 through 11 of the prospectus.

                              FINANCIAL HIGHLIGHTS

  The table below sets forth certain financial information with respect to the Shares of each Equity Fund. Financial Highlights for each Fund for the periods ended July 31, 1996 have been derived from financial statements audited by Deloitte & Touche, LLP, independent auditors for The HighMark Group, whose report thereon is included in the Statement of Additional Information. Prior to the fiscal year ended July 31, 1996, Coopers & Lybrand L.L.P. served as independent accountants to the Group.

                                                                   YEAR ENDED JULY 31, 1996
                              ---------------------------------------------------------------------------------------------------
                                                                                                            INCOME & GROWTH FUND
                               INCOME EQUITY FUND           BALANCED FUND              GROWTH FUND
                              ---------------------     ---------------------     ---------------------     ---------------------
                              INVESTOR    FIDUCIARY     INVESTOR    FIDUCIARY     INVESTOR    FIDUCIARY     INVESTOR    FIDUCIARY
                              --------    ---------     --------    ---------     --------    ---------     --------    ---------
Net Asset Value,
 Beginning of Period.......     $13.03    $  13.00       $10.79      $ 10.85       $11.87      $ 11.87       $11.75       $11.74
                                ------      ------       ------       ------       ------       ------       ------       ------
Investment Activities
Net Investment income......       0.42        0.42         0.40         0.40         0.11         0.12         0.22         0.25
 Net realized and
  unrealized gains (losses)
  on investments...........       1.92        1.93         0.77         0.79         1.38         1.35         1.49         1.46
                                ------      ------       ------       ------       ------       ------       ------       ------
Total from Investment
 Activities................       2.34        2.35         1.17         1.19         1.49         1.47         1.71         1.71
                                ------      ------       ------       ------       ------       ------       ------       ------
Distributions
   From Net investment
    income.................      (0.42)      (0.42 )      (0.40)       (0.40)       (0.12)       (0.12)       (0.25)       (0.25)
   From Net realized
    gains..................      (0.66)      (0.66 )         --           --        (0.64)       (0.64)       (0.69)       (0.69)
                                ------      ------       ------       ------       ------       ------       ------       ------
   Total Distributions.....      (1.08)      (1.08 )      (0.40)       (0.40)       (0.76)       (0.76)        0.94        (0.94)
                                ------      ------       ------       ------       ------       ------       ------       ------
Net Asset Value, End of
 Period....................     $14.29    $  14.27       $11.56      $ 11.64       $12.60      $ 12.58       $12.52       $12.51
                                ======      ======       ======       ======       ======       ======       ======       ======
Total Return...............      18.21%      18.25 %      10.94%       11.06%       12.88%       12.72%       15.02%       15.04%
Ratios/Supplementary Data:
 Net Assets at end of
  period (000).............    $10,143    $262,660       $  694      $39,502       $2,843      $41,495       $  394      $ 6,013
 Ratio of expenses to
  average net assets.......       1.03%       1.03 %       0.94%        0.94%        0.93%        0.93%        0.98%        0.98%
 Ratio of net investment
  income to average net
  assets...................       2.89%       2.95 %       3.48%        3.49%        0.96%        0.98%        1.96%        2.00%
 Ratio of expenses to
  average net assets*......       1.51%       1.27 %       2.03%        1.78%        1.91%        1.67%        3.52%        3.27%
 Ratio of net investment
  income (loss) to average
  net assets*..............       2.41%       2.71 %       2.39%        2.85%       (0.02%)       0.23%       (0.58)%      (0.29)%
Portfolio Turnover (a).....      41.51%      41.51 %      12.84%       12.84%       78.58%       78.58%       36.64%       36.64%

---------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                [Highmark Logo]

                   The HighMark Diversified Obligations Fund
                 The HighMark U.S. Government Obligations Fund
                The HighMark 100% U.S. Treasury Obligations Fund
                     The HighMark California Tax-Free Fund
                           The HighMark Tax-Free Fund

--------------------------------------------------------------------------------
  Supplement dated November 15, 1996 to the Prospectus dated December 1, 1995 for The HighMark Fixed Income Funds
--------------------------------------------------------------------------------

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
                      ------------------------------------

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

  The Board of Trustees of The HighMark Group will be asked to discontinue operations of the HighMark Intermediate California Municipal Bond Fund and the HighMark Intermediate Municipal Bond Fund (the "Municipal Funds") at the next quarterly Board Meeting on December 4, 1996. Therefore, all references to the Municipal Funds should be deleted.

  Pacific Alliance Capital Management (formerly MERUS -- UCA Capital Management), a division of Union Bank of California, N.A., serves as the advisor to the HighMark Money Market Funds. All references to MERUS in the prospectus should be replaced with Pacific Alliance Capital Management.

  The Fee Table and the related Example and footnotes on pages 5 and 6 should be deleted and replaced with the following:

                          MONEY MARKET FUNDS FEE TABLE

                                                                        100%
                       DIVERSIFIED         U.S. GOVERNMENT         U.S. TREASURY            CALIFORNIA
                    OBLIGATIONS FUND       OBLIGATIONS FUND       OBLIGATIONS FUND         TAX-FREE FUND         TAX-FREE FUND
                  -------------------    -------------------    -------------------    -------------------    -------------------
                  INVESTOR  FIDUCIARY    INVESTOR  FIDUCIARY    INVESTOR  FIDUCIARY    INVESTOR  FIDUCIARY    INVESTOR  FIDUCIARY
                   SHARES    SHARES       SHARES    SHARES       SHARES    SHARES       SHARES    SHARES       SHARES    SHARES
                  --------  ---------    --------  ---------    --------  ---------    --------  ---------    --------  ---------
SHAREHOLDER
TRANSACTION
EXPENSES(A)
Maximum
 Sales
 Load
 Imposed on
 Purchases
 (as a
 percentage
 of offering
 price).........       0%         0%          0%         0%          0%         0%          0%         0%          0%         0%

Maximum
 Sales
 Load
 Imposed on
 Reinvested
 Dividends
 (as a
 percentage
 of offering
 price).........       0%         0%          0%         0%          0%         0%          0%         0%          0%         0%

Deferred
 Sales
 Load (as a
 percentage
 of
 original
 purchase
 price or
 redemption
 proceeds, as
 applicable)....       0%         0%          0%         0%          0%         0%          0%         0%          0%         0%

Redemption
 Fees (as a
 percentage
 of amount
 redeemed, if
 applicable(b)..       0%         0%          0%         0%          0%         0%          0%         0%          0%         0%

Exchange
 Fee(c).........       0%         0%          0%         0%          0%         0%          0%         0%          0%         0%

ANNUAL
 OPERATING
 EXPENSES
 (as a
 percentage
 of net
 assets)
 Management
 Fees
 (after
 voluntary
 reduction).....    0.40%      0.40%       0.40%      0.40%       0.40%      0.40%       0.30%(d)   0.30%(d)    0.35%(d)   0.35%(d)

12b-1 Fees (after
 voluntary
 reduction).....    0.05%(e)      0%       0.08%(e)      0%       0.05%(e)      0%       0.05%(e)      0%       0.03%(e)      0%

Other
 Expenses
 (after
 voluntary
 reduction).....    0.35%      0.35%       0.35%      0.35%       0.34%      0.34%       0.32%(f)   0.32%(f)    0.44%(f)   0.44%(f)
                    -----      -----       -----      -----       -----      -----       -----      -----       -----      -----
Total
 Fund
 Operating
 Expenses(g)....    0.80%      0.75%       0.83%      0.75%       0.79%      0.74%       0.67%      0.62%       0.82%      0.79%
                    =====      =====       =====      =====       =====      =====       =====      =====       =====      =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                                  3          5
                                                     1 YEAR     YEARS      YEARS      10 YEARS
                                                     ------     ------     ------     --------
Diversified Obligations Fund

  Investor Shares................................      $8        $ 26       $ 44        $ 99
  Fiduciary Shares...............................      $8        $ 24       $ 42        $ 93
U.S. Government Obligations Fund
  Investor Shares................................      $8        $ 26       $ 46        $103
  Fiduciary Shares...............................      $8        $ 24       $ 42        $ 93
100% U.S. Treasury Obligations Fund
  Investor Shares................................      $8        $ 25       $ 44        $ 98
  Fiduciary Shares...............................      $8        $ 24       $ 41        $ 92
California Tax-Free Fund
  Investor Shares................................      $7        $ 21       $ 37        $ 83
  Fiduciary Shares...............................      $6        $ 20       $ 35        $ 77
Tax-Free Fund
  Investor Shares................................      $8        $ 26       $ 46        $101
  Fiduciary Shares...............................      $8        $ 25       $ 44        $ 98

  The purpose of the tables above is to assist an investor in the Money Market Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Money Market Funds on behalf of their customers may charge customers fees for services provided in connection with the investment. (See HOW TO PURCHASE SHARES and SERVICE ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See HOW TO REDEEM SHARES -- Payments to Shareholders below.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf. (See EXCHANGE PRIVILEGES and SERVICE ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

(d) As indicated under SERVICE ARRANGEMENTS-- Investment Adviser below, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary deduction of investment advisory fees, MANAGEMENT FEES as a percentage of average daily net assets would be 0.40%.

(e) Reflects Rule 12b-1 fees estimated for the current fiscal year. The maximum annual rate of distribution fees that may be imposed as a percentage of average daily net assets attributable to a Fund's Investor Shares is 0.25%. (See SERVICE ARRANGEMENTS -- Administrator & Distributor -- The Distribution Plan below.)

(f) OTHER EXPENSES are each Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS -- Administrator & Distributor below, BISYS Fund Services may voluntarily reduce its administration fee. Absent the voluntary reduction of administration fees, OTHER EXPENSES as a percentage of average daily net assets would be 0.37% for each of the Investor Shares and Fiduciary Shares of the California Tax-Free Fund and 0.54% for each of the Investor and Fiduciary Shares of the Tax-Free Fund.

(g) Absent voluntary fee reductions, Total Fund Operating Expenses would be:
    1.25% for the Investor and 1.00% for the Fiduciary Shares of the Diversified Obligations Fund, 1.25% for the Investor and 1.00% for the Fiduciary Shares of the U.S. Government Obligations Fund, 1.24% for the Investor Shares and 0.99% for the Fiduciary Shares of the 100% U.S. Treasury Obligations Fund, 1.27% for the Investor Shares and 1.02% for the Fiduciary Shares of the California Tax-Free Fund, and 1.44% for the Investor Shares and 1.19% for the Fiduciary Shares of the Tax-Free Fund.

  The last sentence in the second paragraph under the heading SERVICE ARRANGEMENTS -- Investment Adviser (on page 36) should be deleted and replaced with the following:

During the Group's fiscal year ended July 31, 1996, Union Bank of California received investment advisory fees aggregating 0.40% of the Diversified Obligations Fund's average daily net assets, 0.40% of the U.S. Government Obligations Fund's average daily net assets, 0.40% of the 100% U.S. Treasury Obligations Fund's average daily net assets, 0.23% of the California Tax-Free Fund's average daily net assets and 0.34% of the Tax-Free Fund's average daily net assets.

  The last five paragraphs under the heading SERVICE ARRANGEMENTS -- Investment Adviser (on pages 36 and 37) should be deleted and replaced with the following:

  Union Bank of California offers a wide range of banking services to its clients in California, Oregon and Washington and around the world. As of September 30, 1996, Union Bank of California and its subsidiaries had approximately $28.7 billion in commercial assets. Pacific Alliance Capital Management is a division of Union Bank of California's Trust and Investment Management Group, which, as of June 30, 1996, has approximately $13.4 billion of assets under management.

  The last sentence in the third paragraph under the heading SERVICE ARRANGEMENTS -- Administrator & Distributor (on page 38) should be deleted and replaced with the following:

  During the Group's fiscal year ended July 31, 1996, BISYS Fund Services received administration fees aggregating 0.20% of the Diversified Obligations Fund's average daily net assets, 0.20% of the U.S. Government Obligations Fund's average daily net assets, 0.20% of the 100% U.S. Treasury Obligations Fund's average daily net assets, 0.15% of the California Tax- Free Fund's average daily net assets and 0.09% of the Tax-Free Fund's average daily net assets.

  The last paragraph under the heading GENERAL INFORMATION -- Description of The Group and Its Shares (page 41) should be deleted and replaced with the following:

  The Group believes that as of October 17, 1996, Union Bank of California (400 California Street, Post Office Box 45000, San Francisco, CA 94104) was the Shareholder of 93.45% of the Fiduciary Shares of the Diversified Obligations Fund, 94.37% of the Fiduciary Shares of the U.S. Government Obligations Fund, 94.42% of the Fiduciary Shares of the 100% U.S. Treasury Obligations Fund, 97.90% of the Fiduciary Shares of the Tax-Free Fund, and substantially all of the Fiduciary Shares of the California Tax-Free Fund.

  The financial information below is an addition to the "Financial Highlights" which appear on pages 6 through 11 of the prospectus.

                              FINANCIAL HIGHLIGHTS

  The table below sets forth certain financial information with respect to the Shares of each Money Market Fund. Financial Highlights for each Fund for the periods ended July 31, 1996 have been derived from financial statements audited by Deloitte & Touche LLP, independent auditors for The HighMark Group, whose report thereon is included in the Statement of Additional Information. Prior to the fiscal year ended July 31, 1996, Coopers & Lybrand L.L.P. served as independent accountants to the Group.

                                                              YEAR ENDED JULY 31, 1996
                --------------------------------------------------------------------------------------------------------------------
                    DIVERSIFIED           U.S. GOVERNMENT        100% U.S. TREASURY          CALIFORNIA
                  OBLIGATIONS FUND        OBLIGATIONS FUND        OBLIGATIONS FUND         TAX-FREE FUND           TAX-FREE FUND
                --------------------    --------------------    --------------------    --------------------    --------------------
                INVESTOR   FIDUCIARY    INVESTOR   FIDUCIARY    INVESTOR   FIDUCIARY    INVESTOR   FIDUCIARY    INVESTOR   FIDUCIARY
                --------   ---------    --------   ---------    --------   ---------    --------   ---------    --------   ---------
Net Asset
 Value,
 Beginning
 of
 Period.....    $   1.00   $   1.00     $  1.00    $   1.00     $   1.00   $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                --------   --------     --------   --------     --------   --------     --------   --------     --------    -------
Investment
 Activities
 Net
 Investment
 income.....       0.049      0.049       0.048       0.048        0.046      0.046       0.029       0.029       0.028       0.028
                --------   --------     --------   --------     --------   --------     --------   --------     --------    -------
Distributions
 From Net
 investment
 income.....      (0.049)    (0.049 )    (0.048 )    (0.048 )     (0.046)    (0.046 )    (0.029 )    (0.029)     (0.028 )    (0.028)
                --------   --------     --------   --------     --------   --------     --------   --------     --------    -------
Net Asset
 Value, End
 of
 Period.....    $   1.00   $   1.00     $  1.00    $   1.00     $   1.00   $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                ========   ========     ========   ========     ========   ========     ========   ========     ========    =======
Total
 Return.....        5.01%      5.01 %      4.86 %      4.88 %       4.74%      4.74 %      2.91 %      2.91%       2.87 %      2.87%
Ratios/
 Supplementary
 Data:
 Net Assets
 at end of
 period
 (000)......    $185,952   $244,775     $75,714    $151,483     $100,623   $173,340     $53,627     $98,352     $16,148     $28,109
 Ratio of
 expenses to
 average net
 assets.....        0.75%      0.75 %      0.79 %      0.77 %       0.74%      0.74 %      0.55 %      0.55%       0.77 %      0.76%
 Ratio of
 net
 investment
 income to
 average net
 assets.....        4.89%      4.91 %      4.77 %      4.76 %       4.64%      4.64 %      2.89 %      2.88%       2.81 %      2.86%
 Ratio of
 expenses to
 average net
 assets*....        1.23%      0.99 %      1.26 %      1.00 %       1.23%      0.97 %      1.25 %      1.00%       1.42 %      1.16%
 Ratio of
 net
 investment
 income to
 average net
 assets*....        4.41%      4.67 %      4.30 %      4.53 %       4.15%      4.41 %      2.19 %      2.43%       2.16 %      2.46%

---------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                             CROSS REFERENCE SHEET

                               THE HIGHMARK GROUP

                                                     STATEMENT OF ADDITIONAL
FORM N-1A PART B ITEM                                INFORMATION CAPTION
---------------------                                --------------------
10.      Cover Page                                  Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             The Group; Additional Information--Description of
                                                     Shares

13.      Investment Objectives and Policies          Investment Objectives and Policies

14.      Management of the Group                     Management of the Group

15.      Control Persons and Principal
         Holders of Securities                       Additional Information--Miscellaneous

16.      Investment Advisory and Other
         Services                                    Management of the Group

17.      Brokerage Allocation                        Management of the Group--Portfolio Transactions

18.      Capital Stock and Other Securities          Valuation; Additional Purchase and Redemption
                                                     Information--Matters Affecting Redemption;
                                                     Management of the Group--Distributor--The
                                                     Distribution Plan; Additional Information

19.      Purchase, Redemption and
         Pricing of Securities Being
         Offered                                     Valuation; Additional Purchase and Redemption
                                                     Information--Matters Affecting Redemption;
                                                     Management of the Group

20.      Tax Status                                  Additional Purchase and Redemption Information--
                                                     Additional Federal Tax Information; Additional
                                                     Purchase and Redemption Information--Additional Tax
                                                     Information Concerning the California Tax-Free
                                                     Fund and the Tax-Free Fund

21.      Underwriters                                Management of the Group--Distributor

22.      Calculation of Performance Data             Calculation of Performance Data

23.      Financial Statements                        Independent  Auditors' Report for The HighMark Group
                                                     for the Year Ended July 31, 1996/Financial
                                                     Statements for The HighMark Group for the Periods
                                                     Ended July 31, 1996

                               THE HIGHMARK GROUP

                      Statement of Additional Information


                               November 15, 1996




This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of The HighMark Equity Funds, The HighMark Income Funds and The HighMark Money Market Funds, each of which is dated December 1, 1995, as supplemented November 15, 1996 (collectively, the "Prospectuses") and any supplements thereto. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing The HighMark Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 433-6884. Capitalized terms used but not defined herein have the same meanings as set forth in the Prospectuses.

                               TABLE OF CONTENTS



                                                                                                               Page
                                                                                                               ----
THE HIGHMARK GROUP................................................................................................1

INVESTMENT OBJECTIVES AND POLICIES................................................................................2

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS...................................................................2
         High Quality Investments with Regard to the Money Market Funds...........................................2
         Bank Instruments........................................................................................ 3
         Commercial Paper and Variable Amount Master Demand Notes................................................ 4
         Loan Participations......................................................................................5
         Lending of Portfolio Securities..........................................................................5
         Foreign Investments..................................................................................... 5
         Repurchase Agreements....................................................................................6
         Reverse Repurchase Agreements........................................................................... 6
         U.S. Government Obligations..............................................................................7
         Mortgage-Related Securities............................................................................. 7
         Adjustable Interest Rate Notes..........................................................................10
         Municipal Securities....................................................................................11
         Investments in Municipal Securities by the California Tax-Free Fund.....................................14
         Investments in Municipal Securities by the Tax-Free Fund............................................... 17
         Puts................................................................................................... 17
         Shares of Mutual Funds................................................................................. 18
         When-Issued Securities..................................................................................18
         Zero-Coupon Securities..................................................................................19

INVESTMENT RESTRICTIONS..........................................................................................19
         Illiquid Securities.....................................................................................25
         Investments in Warrants.................................................................................25
         Voting Information......................................................................................25

PORTFOLIO TURNOVER...............................................................................................25
         Valuation of the Money Market Funds.................................................................... 26
         Valuation of the Growth Fund, The Income and Growth Fund,
                  The Income Equity Fund, The Balanced Fund, The Bond Fund
                  and The Government Bond Fund...................................................................27

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................................................. 27
         Purchase of Investor Shares............................................................................ 27
         Matters Affecting Redemption........................................................................... 28


         Additional Federal Tax Information..................................................................... 28
         Additional Tax Information Concerning The California Tax-Free Fund and
                  The Tax-Free Fund..............................................................................30
         Federal Taxation........................................................................................30
         California Taxation.................................................................................... 32

MANAGEMENT OF THE GROUP......................................................................................... 33
         Trustees and Officers.................................................................................. 33
         Investment Adviser......................................................................................37
         Portfolio Transactions..................................................................................39
         Glass-Steagall Act..................................................................................... 40
         Administrator and Sub-Administrator.................................................................... 41
         Shareholder Services Plan.............................................................................. 43
         Expenses ...............................................................................................44
         Distributor.............................................................................................45
         The Distribution Plans.................................................................................45
         Transfer Agent, Custodian and Fund Accounting Services..................................................46
         Auditors ...............................................................................................49
         Legal Counsel...........................................................................................49

ADDITIONAL INFORMATION...........................................................................................49
         Description of Shares...................................................................................49
         Shareholder and Trustee Liability.......................................................................51
         The Reorganization of the IRA Fund and The Group........................................................51
         Calculation of Performance Data.........................................................................52
         Miscellaneous.......................................................................................... 58

APPENDIX ....................................................................................................... 69

INDEPENDENT AUDITORS' REPORT FOR THE HIGHMARK GROUP FOR
         THE YEAR ENDED JULY 31, 1996.............................................................................1

FINANCIAL STATEMENTS FOR THE HIGHMARK GROUP FOR
         THE PERIODS ENDED JULY 31, 1996..........................................................................2

                      STATEMENT OF ADDITIONAL INFORMATION


                               THE HIGHMARK GROUP




         The HighMark Group (the "Group") is a diversified, open-end management investment company. The Group presently consists of eleven series of Shares, representing units of beneficial interest in The HighMark Growth Fund, The HighMark Income and Growth Fund, The HighMark Income Equity Fund, The HighMark Balanced Fund, The HighMark Bond Fund, The HighMark Government Bond Fund, The HighMark Diversified Obligations Fund, The HighMark U.S. Government Obligations Fund, The HighMark 100% U.S. Treasury Obligations Fund, The HighMark California Tax-Free Fund and The HighMark Tax-Free Fund. The HighMark Income and Growth Fund, The HighMark Balanced Fund, and The HighMark Government Bond Fund commenced operations on November 14, 1993 and The HighMark Growth Fund commenced operations on November 18, 1993. The HighMark Income Equity Fund and the HighMark Bond Fund commenced operations on June 23, 1988 as a result of the reorganization of the Income Equity Portfolio and the Bond Portfolio, respectively, of the IRA Collective Investment Fund (the "IRA Fund") described under "Additional Information - The Reorganization of the IRA Fund and the Group" below. The HighMark Diversified Obligations Fund, the HighMark U.S. Government Obligations Fund and The 100% U.S. Treasury Obligations Fund commenced operations on August 10, 1987. The HighMark California Tax-Free Fund commenced operations on August 11, 1987. The HighMark Tax-Free Fund commenced operations on August 22, 1987.


         As described in the Prospectuses, each of the Group's Funds has been divided into two classes of Shares (designated Investor Shares and Fiduciary Shares) for purposes of the Group's Distribution and Shareholder Services Plans (the "Distribution Plans"), which Distribution Plans applies only to such Funds' Investor Shares. Investor Shares and Fiduciary Shares are sometimes herein referred to collectively as "Shares".

         The Diversified Obligations Fund, The U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax-Free Fund and the Tax-Free Fund are sometimes herein referred to as the "Money Market Funds." The Income Equity Portfolio and the Bond Portfolio of the IRA Fund (which were reorganized into the Group's Funds as described above) are sometimes referred to herein as the "IRA Fund Portfolios."

         Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objectives and policies of each Fund of the Group as set forth in the respective Prospectus for that Fund.


                ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS


         High Quality Investments with Regard to the Money Market Funds.   As
noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by Pacific Alliance Capital Management (the "Advisor") to present minimal credit risks under guidelines adopted by the Group's Board of Trustees.



         With regard to the Diversified Obligations Fund, the California Tax-Free Fund, and the Tax-Free Fund, investments will be limited to "Eligible Securities" that (i) in the case of the Diversified Obligations Fund, include those obligations that, at the time of purchase, possess one of the two highest short-term ratings by at least two NRSROs or do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees and (ii) in the case of the California Tax-Free Fund and the Tax-Free Fund, include those obligations that, at the time of purchase, possess one of the two highest short-term ratings by at least one NRSRO or do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated obligations eligible for purchase by the Fund under guidelines adopted by the Board of Trustees. In applying the above-described investment policies, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by the Fund.



         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories.


         Eligible Securities include First Tier Securities and Second Tier Securities. In the case of the Diversified Obligations Fund, First Tier Securities include those that possess at least two ratings in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by the Advisor pursuant to guidelines adopted by the Board of Trustees. In the case of the California Tax-Free Fund and the Tax-Free Fund, First Tier Securities include those that possess a rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by the Advisor pursuant to guidelines adopted by the Board of Trustees. In the case of each of the Diversified Obligations Fund, the California Tax-Free Fund, and the Tax-Free Fund, Second Tier Securities are all other Eligible Securities.


         The Diversified Obligations Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. In addition, the Diversified Obligations Fund may not invest more than 5% of its total assets in Second Tier Securities, with investments in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Diversified Obligations Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Diversified Obligations Fund's assets that may be invested in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.


         Under the guidelines adopted by the Group's Board of Trustees and in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Advisor may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.



         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.


         Bank Instruments. Consistent with its investment objective, policies, and restrictions, each Fund (other than the U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax-Free Fund and the Tax-Free Fund) may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured in full by the Federal Deposit Insurance Corporation.

         There is no limitation on the Diversified Obligations Fund's ability to invest in domestic certificates of deposit and bankers' acceptances in connection with the Fund's fundamental investment restriction governing concentration in the securities of one or more issuers conducting their principal business activities in the same industry. For purposes of this exception to the Fund's fundamental investment restriction, domestic certificates of deposit and bankers' acceptances include those issued by domestic branches of foreign banks to the extent permitted by the rules and regulations of the Securities and Exchange Commission staff. These rules and regulations currently permit U.S. branches of foreign banks to be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

         Commercial Paper and Variable Amount Master Demand Notes. Consistent with its investment objective, policies, and restrictions, each Fund (other than the U.S. Government Obligations Fund and the 100% U.S. Treasury Obligations Fund) may invest in commercial paper and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of less than nine months and fixed rates of return. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Loan Participations. As indicated in the Money Market Funds' Prospectus, the Diversified Obligations Fund may invest in loan participations pursuant to which the Fund acquires a portion of bank or other lending institution's interest in a secured or unsecured loan to a corporate borrower. Loans in which the Fund may purchase loan participations may be made to finance a variety of corporate purposes, but will not be made to finance highly leveraged activities such as "leveraged buy-outs." Loan participations will be subject to the Fund's non-fundamental 10% limitation governing investments in "illiquid" securities. See "Investment Restrictions" below.

         Lending of Portfolio Securities. In order to generate additional income, the Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund, the Government Bond Fund, the Diversified Obligations Fund, the U.S. Government Obligations Fund and the 100% U.S. Treasury Obligations Fund may each lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. Although the Funds do not expect to do so on a regular basis, a Fund may lend portfolio securities in amounts representing up to 35% of the value of the Fund's total assets.

         Foreign Investments. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, increased costs associated with the conversion of foreign currency into U.S. dollars, changes in foreign currency exchange rates, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

         Repurchase Agreements. Securities held by each Fund (other than the 100% U.S. Treasury Obligations Fund) may be subject to repurchase agreements. As a matter of non-fundamental policy, each of the California Tax-Free Fund and the Tax-Free Fund intends to limit investments in repurchase agreements to no more than 5% of the value of its total assets.


         Under the terms of a repurchase agreement, a Fund will acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of the institution's most recently published financial statements) and from registered broker-dealers that the Advisor deems creditworthy under guidelines approved by the Group's Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.


         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Group's Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

         Reverse Repurchase Agreements. Each Fund (other than the 100% U.S. Treasury Obligations Fund) may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, each Fund intends to limit such investments to no more than 5% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

         U.S. Government Obligations. With the exception of the 100% U.S. Treasury Obligations Fund, which may invest only in direct U.S. Treasury obligations, each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see
"Mortgage-Related Securities" below.

         Mortgage-Related Securities. As indicated in the Money Market Funds' Prospectus, the Diversified Obligations Fund and the U.S. Government Obligations Fund may each invest in mortgage-related securities issued by the Government National Mortgage Association ("GNMA") representing GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"). The Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund and the Government Bond Fund may also, consistent with each such Fund's investment objective and policies, invest in Ginnie Maes as well as other mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, except for the Government Bond Fund, those issued by nongovernmental entities. In addition, the Balanced Fund, the Bond Fund and the Government Bond Fund may invest in collateralized mortgage obligations ("CMOs"), provided that the Government Bond Fund may invest only in CMOs issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The Growth Fund, the Income and Growth Fund and the Income Equity Fund will each limit its investments in mortgage-related securities to no more than 5% of such Fund's total assets.

         Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. As noted above, Ginnie Maes are issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. Treasury. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan

Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Collateralized mortgage obligations ("CMOs") in which the Balanced Fund, the Bond Fund and the Government Bond Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The Government Bond Fund's investments in CMOs are limited to those issued by the U.S. Government or an agency or instrumentality of the U.S. Government. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class (or similar class that receives a disproportionate amount of interest in relation to principal) is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity.
Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Income Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's total assets would be invested in such securities and other illiquid securities.

         Adjustable Interest Rate Notes. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Obligations Fund) may invest in "adjustable interest rate notes," which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its par value; the degree to which a variable rate note's market value approximates its par value subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its par value. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Adjustable interest rate notes for which no readily available market exists will be subject to a Fund's non-fundamental 15% (10% in the case of the Money Market Funds) limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         Variable and floating rate notes will be deemed to have maturities as follows:

         1. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid within thirteen months or less, will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next adjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         3. A floating rate note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding thirteen months and upon not more than thirty days' notice.

         Municipal Securities. As stated in the Money Market Funds Prospectus, under normal market conditions, at least 80% of the total assets of the California Tax-Free Fund and the Tax-Free Fund will be invested in Municipal Securities, the interest on which is both excluded from gross income for federal income tax (and, in the case of the California Tax-Free Fund, California personal income tax) purposes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.




         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and public entities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is (i) excluded from gross income for federal income tax purposes and (ii) not treated as a preference item for individuals for purposes of the federal alternative minimum tax.


         As described in the Money Market Funds' Prospectus, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. The Tax-Free Fund, may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. In general, only general obligation bonds are backed by the full faith and credit and general taxing power of the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the Municipal Securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality; Municipal Securities with the same maturity, interest rate and rating(s) may have different yields while Municipal Securities of the same maturity and interest rate with a different rating(s) may have the same yield.


         An issuer's obligations with respect to its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes or otherwise raise revenues. Certain of the Municipal Securities may be revenue securities and dependent on the flow of revenue, generally in the form of fees and charges. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions, including a decline in property value or a destruction of uninsured property due to natural disasters.


         In addition, in accordance with such Fund's investment objective, the California Tax-Free Fund and the Tax-Free Fund may each invest in private activity bonds, which may constitute Municipal Securities depending upon the federal income tax treatment of such bonds. Such bonds are usually revenue bonds because the source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer in normal circumstances will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy and similar debtor's rights, as well as other exceptions similar to those described above. Moreover, the California Tax-Free Fund may invest in obligations secured in whole or in part by a mortgage or deed of trust on real property located in California that are subject to the "anti-deficiency" legislation discussed below.



         The California Tax-Free Fund and the Tax-Free Fund may also invest indirectly in Municipal Securities by purchasing the shares of tax-exempt money market mutual funds. Such investments will be made solely for the purpose of investing short-term cash on a temporary tax-exempt basis and only in those funds with respect to which the Advisor believes with a high degree of certainty that redemption can be effected within seven days of demand. Additional limitations on investments by the Tax-Free Fund and California Tax-Free Fund in the shares of other tax-exempt money market mutual funds are set forth under "Investment Restrictions" below.



         Certain Municipal Securities in the California Tax-Free Fund may be obligations that are payable solely from the revenues of health care institutions, although the obligations may be secured by real or personal property of such institutions. Certain provisions under federal and California law may adversely affect such revenues and, consequently, payment on those Municipal Securities.



         Certain Municipal Securities in which the California Tax-Free Fund may invest may be obligations that are secured in whole or in part by a mortgage or deed of trust on real property. California has certain statutory provisions that limit the remedies of a creditor secured by a mortgage or deed of trust. Two of the provisions limit a creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. A third statutory provision, commonly known as the "one action" rule, has two aspects, an "affirmative defense aspect" and a "sanction aspect." The "affirmative defense" aspect limits creditors secured by real property to a single legal action for recovery of their debt, and that single action must be a judicial foreclosure action against their real property security. Under the "sanction" aspect, if the real estate-secured creditor proceeds by legal action other than judicial foreclosure, the creditor loses its lien on the real property security and, in some instances, the right to recover its debt. California courts have interpreted enforcement procedures as "actions", resulting in the "sanction" aspect of the one action rule. There are limited exceptions to the anti-deficiency rule and the "one action" rule in certain cases where the debtor property is environmentally contaminated. Another statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale.


         Upon the default under a mortgage or deed of trust with respect to California real property, a creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to certain procedural requirements. A non-judicial foreclosure is initiated by the recording of a formal notice of default. The power of sale is exercised by recording, mailing and posting a notice of sale after expiration of the three-month period that commences upon the recording of the formal notice of default and at least 20 days prior to the sale date, publishing the notice of sale at least weekly during that period. At any time up until five business days prior to the sale, the debtor is entitled to reinstate the mortgage by making any overdue payments. Therefore, the effective minimum period for foreclosing on a mortgage or deed of trust is generally four to five months after the initial default and such foreclosure could be further delayed by bankruptcy proceedings initiated by the debtor. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations. Following a creditor's non-judicial foreclosure under a power of sale, no deficiency judgment is available. This limitation, however, does not apply to bonds authorized or permitted to be issued by the Commissioner of Corporations, or which are made by a public utility subject to the Public Utilities Act.



         Certain Municipal Securities in the California Tax-Free Fund may be obligations that finance the acquisition of mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from home mortgages and are subject to California's statutory limitations applicable to obligations secured by real property, as described above. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a dwelling of no more than four units, at least one of which is occupied by such a mortgagor, where the dwelling has been purchased with the loan that is secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure. In the event that this purchase money anti-deficiency rule applies to a loan secured by a mortgage or deed of trust, and the value of the property subject to that mortgage or deed of trust has been substantially reduced because of market forces or by an earthquake or other event for which the mortgagor or trustor carried no insurance, upon default, the issuer holding that loan nevertheless would be entitled to collect no more on its loan than it could obtain from the foreclosure sale of the property.

         Under California law, loans secured by mortgages or deeds of trust on residential property of four units or less may be prepaid at any time. Prepayment charges on mortgage loans on owner-occupied residential property containing four units or less may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months advance interest on the amount prepaid in excess of 20% of the unpaid balance of the mortgage loan in any 12-month period. Such prepayment charges may not be charged if the property securing the loan is damaged by a natural disaster for which the Governor has declared a state of emergency, if the dwelling cannot be occupied and the prepayment is causally related to such damage.


         Legislation has been introduced from time to time regarding the California state personal income tax status of interest paid on Municipal Securities issued by the State of California and its local governments and held by investment companies such as the California Tax-Free Fund. The California Tax-Free Fund can not predict what legislation relating to Municipal Securities, if any, may be proposed in the future or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities generally, as well as the availability of Municipal Securities issued by the State of California and its local governments specifically, for investment by the California Tax-Free Fund and the liquidity and value of its portfolio. In such an event, the California Tax-Free Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution. See "Investments in Municipal Securities by the California Tax-Free Fund" below.



         Investments in Municipal Securities by the California Tax-Free Fund. The following information is a general summary intended to give a recent historical description, and is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California.



         Because the California Tax-Free Fund expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental, and regulatory policies and conditions. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by a local California issuer may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

         From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930's, with significant job losses (particularly in the aerospace, other manufacturing, services and construction sectors). The greatest effects of the recession were felt in Southern California. While a steady recovery has been underway since 1994, pre-recession employment levels are not expected to be reached until later in the decade.


         The recession severely affected State revenues while the State's health and welfare costs were increasing. Consequently, from the late 1980's until 1993-94, the State had a period of budget imbalance and reported multibillion dollar year-end deficits. Under a two-year budget plan for fiscal 1994-95 and fiscal 1995-96, a substantial deficit was carried over into fiscal 1995-96. Current estimates indicate that this reported deficit was substantially reduced or eliminated by the end of fiscal 1995-96. Such budget estimates, however, reflected certain amounts paid to schools as off-budget loans while, according to settlement of litigation over the issue, such amounts should be treated as liabilities.



         The State's ability to raise revenues and reduce expenditures to the extent necessary to balance the budget for any year depends upon numerous factors, including economic conditions in the State and the nation, the accuracy of the State's revenue predictions, as well as impact of budgetary restrictions imposed by voter-passed initiatives.



         During the recession that began in 1990, the State depleted its available cash resources and became increasingly dependent on external borrowings to meet its cash needs. For over a decade, California has issued revenue anticipation notes (which must be issued and repaid during the same fiscal year) to fund its operating budget during the fiscal year. Beginning in 1992, the State's expanded its external borrowing to include revenue anticipation warrants (which can be issued and redeemed in different fiscal years). The State was severely criticized by the major credit rating agencies for the State's reliance upon such external borrowings during the recession. (The State was also criticized for its issuance of registered warrants, promissory notes with no specific maturity, to suppliers and other State payees during a two- month delay that took place in enacting the State's budget for fiscal 1992-1993.) In 1996, the State fully repaid $4 billion of revenue anticipation warrants issued in 1994. The State anticipates that it will not need to use such "cross-year" borrowing during the 1996-97 fiscal year. It is not presently possible, however, to determine the extent to which California will issue additional revenue anticipation warrants, short-term interest-bearing notes or other instruments in future fiscal years.



         Certain of the securities in the California Tax-Free Fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Article XIII A of the California Constitution, adopted by the voters in 1978, limits ad valorem taxes on real property, and restricts the ability of taxing entities to increase real property and other taxes. Under Article XIII A, the maximum ad valorem tax on real property cannot exceed one percent of the property's "full cash value".
Article XIII A permits an increase in the one percent rate limit for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (but not more than two percent) or decreases in the consumer price index or comparable local data, to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction" with respect to the property.

         Constitutional challenges to Article XIII A to date have been unsuccessful. In 1992, the United States Supreme Court ruled that notwithstanding the disparate property tax burdens that Article XIII A might place on otherwise comparable properties, those provisions of Article XIII A do not violate the Equal Protection Clause of the United States Constitution.

         In response to the significant reduction in local property tax revenue caused by the passage of Article XIII A, the State enacted legislation to provide local governments with increased expenditures from the State. This fiscal relief has ended, however.

         Article XIII B of the California Constitution limits significantly spending by state government and by "local governments". Article XIII B generally limits the amount of the appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population, and the services that the government entity is financially responsible for providing. To the extent that the "proceeds of taxes" of the State or a local government exceed its "appropriations limit," the excess revenues must be rebated. One of the exclusions from these limitations for any entity of government is the debt service costs of bonds existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved by the voters. Although Article XIII B states that it shall not "be construed to impair the ability of the state or of any local government to meet its obligations with respect to existing or future bonded indebtedness," concern has been expressed with respect to the combined effect of such constitutionally imposed spending limits on the ability of California state and local governments to utilize bond financing.

         Article XIII B was modified substantially by Propositions 98 and 111 of 1988 and 1990, respectively. These initiatives changed the State's Article XIII B appropriations limit to require that the State set aside a prudent reserve fund for public education, and guarantee a minimum level of State funding for public elementary and secondary schools as well as community colleges. Such guaranteed spending is often cited as one of the causes of the State's recurring budget problems.




         The effect of Article XIII A, Article XIII B and other constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected).


         There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. In June 1995, Orange County negotiated a rollover of its short-term debt originally due at that time; the major rating agencies considered the rollover a default. However, the Orange County bankruptcy and such default have had a serious effect upon the market for California municipal obligations.

         Reductions in federal funding may adversely affect the State and municipal economies. Welfare reform enacted in 1996 is expected to result in the loss of approximately $6.8#billion in federal assistance available to the State over the next six years; $5.8#billion of this amount relates to assistance for resident noncitizens.

         In addition, it is impossible to predict the time, magnitude, or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.


         The California Tax-Free Fund's concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.


         Investments in Municipal Securities by the Tax-Free Fund. In addition to the short-term tax-exempt investments described in the Money Market Funds' Prospectus, the Tax-Free Fund also may invest in general obligation notes, construction loan notes, project notes, and pollution control bonds. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, such notes are also secured by the full faith and credit of the United States through agreements with the issuing authority, which agreements provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.


         Puts. The California Tax-Free Fund and the Tax-Free Fund may acquire "puts" with respect to securities held in their respective portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. These Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the Fund's portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Under certain circumstances, puts may be used to shorten the maturity of underlying adjustable interest rate notes for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Fund's assets pursuant to Rule 2a-7 under the Investment Company Act of 1940. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments -Adjustable Interest Rate Notes" and "VALUATION - Valuation of the Money Market Funds" in this Statement of Additional Information.


         The California Tax-Free Fund and the Tax-Free Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         Shares of Mutual Funds. The Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund and the Government Bond Fund may each invest in the securities of a money market mutual fund; as a matter of non-fundamental policy, each Fund intends to limit such investments to no more than 10% of the value of its total assets. When a Fund invests in the shares of mutual funds other than the Funds of the Group, investment advisory and other normally applicable fees will not be waived and the investment's yield will be reduced accordingly. When a Fund invests in another Fund of the Group, however, the Investment Adviser and the Administrator will reduce that portion of their usual asset-based fees from each Fund by an amount equal to their asset-based fees from the Fund in which the investment is made. The Investment Adviser and the Administrator will promptly forward such fees to the investing Fund. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

         Investments by the California Tax-Free Fund and the Tax-Free Fund in the shares of other tax-exempt money market mutual funds are described under "Municipal Securities" above.

         When-Issued Securities. Each Fund may purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.

         When a Fund agrees to purchase securities on a "when-issued" basis, the Group's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when the Fund sets aside cash. The purchase of securities on a "when-issued" basis may have the effect of leverage, which may increase the risk of fluctuations in a Fund's net asset value.


         The Funds expect that commitments to purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Advisor's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities for speculative purposes but only in furtherance of such Fund's investment objective. When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous.


         Zero-Coupon Securities. The Balanced Fund, the Bond Fund and the Government Bond Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accreted. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

                           INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

         The U.S. Government Obligations Fund may not purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, some of which may be subject to repurchase agreements.

         The 100% U.S. Treasury Obligations Fund may not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, some of which may be subject to repurchase agreements. It is the present policy of the 100% U.S. Treasury Obligations Fund to invest only in direct U.S. Treasury obligations and not to invest in repurchase agreements. The 100% U.S. Treasury Obligations Fund may lend portfolio securities in order to generate additional income.


         Each Fund, except for the California Tax-Free Fund and the Tax-Free Fund (the restrictions for which are outlined below), may not:


         1. Purchase securities on margin (except that, with respect to the Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund, and the Government Bond Fund only, such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of such Fund;

         2. Purchase or sell commodities, commodity contracts (excluding, with respect to the Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund and the Government Bond Fund only, options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by the Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund, the Government Bond Fund and the Diversified Obligations Fund in marketable securities of companies engaged in such activities and investments by the Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund and the Government Bond Fund in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund's investment objective and policies);

         3. Invest in any issuer for purposes of exercising control or management;

         4. Purchase or retain securities of any issuer if the officers or Trustees of the Group or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

         5. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets; and

         6. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies (as indicated below, each Fund may not lend portfolio securities in excess of 35% of the value of the Fund's total assets).

         The Diversified Obligations Fund, the U.S. Government Obligations Fund and the 100% U.S. Treasury Obligations Fund may not:

         1. Buy common stocks or voting securities, or state, municipal or private activity bonds;

         2. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets;

         3. Write or purchase put or call options; or

         4. Invest more than 10% of total assets in the securities of issuers that together with any predecessors have a record of less than three years' continuous operation.

         The Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund and the Government Bond Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations). There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

         2. Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry);

         3. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets, provided, however, that each of the Funds may purchase securities of a money market fund, if, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets; and

         4. Lend portfolio securities in excess of 35% of the value of the total assets of such Fund.

         The Diversified Obligations Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities (as indicated under High Quality Investments in the Fund's Prospectus, the Fund has adopted an investment policy that is more restrictive than this fundamental investment limitation); and

         2. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of its parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).


         The California Tax-Free Fund and the Tax-Free Fund may not:


         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). For purposes of this investment restriction, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by the non-governmental user;

         2. Purchase any securities that would cause 25% or more of such Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to securities of the U.S. Government, its agencies or instrumentalities or Municipal Securities or governmental guarantees of Municipal Securities; and provided, further, that for the purpose of this limitation, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities;

         3. Make loans; provided, however, that each Fund may purchase or hold debt instruments and enter into repurchase agreements pursuant to such Fund's investment objective and policies;

         4. Purchase or sell real estate; provided, however, that each Fund may, to the extent appropriate to its investment objective, purchase Municipal Securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein;

         5. Purchase securities on margin, make short sales of securities or maintain a short position;

         6. Underwrite the securities of other issuers;

         7. Purchase securities of companies for the purpose of exercising control or management;

         8. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

         9. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration leases or development programs; provided, however, each Fund may, to the extent appropriate to such Fund's investment objective, purchase publicly traded obligations of companies engaging in whole or in part in such activities;

         10. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets;

         11. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. Each Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid;

         12. Write or sell puts, calls, straddles, spreads, or combinations thereof, except that each Fund may acquire puts with respect to Municipal Securities in its portfolio and sell the puts in conjunction with a sale of the underlying Municipal Securities;


          13. Acquire a put, if, immediately after the acquisition, more than 5% of the total amortized cost value of such Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to the 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). In applying the above-described limitation, the Fund will aggregate securities subject to puts from any one institution with the Fund's investments, if any, in securities issued or guaranteed by that institution. In addition, for the purpose of this investment restriction and investment restriction No. 4 below, a put will be considered to be from the party to whom such Fund will look for payment of the exercise price;

          14. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after the acquisition, the amortized cost value of the security or securities underlying the put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of such Fund's assets; and

          15. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the California Tax-Free Fund and the Tax-Free Fund may purchase securities of a tax-exempt money market fund if, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.


         Illiquid Securities.   Each Fund has adopted a non-fundamental policy
(which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% (in the case of each of the Money Market Funds, not more than 10%) of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of the Group and only if the investment would be permitted under applicable state securities laws.

         Investments in Warrants. The Group has agreed with a state administrator, on behalf of the Growth Fund, the Income and Growth Fund, the Income Equity Fund and the Balanced Fund, that it will limit its investments in warrants to not more than 5% of each of these Funds' net assets and, of this 5%, not more than 2% will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange; provided, however, that for the purposes of this limitation, warrants acquired in units or attached to other securities will be deemed to be without value.

         Voting Information. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund or a particular Class of Shares of the Group or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Group or such Fund or such Class, or (b) 67% or more of the Shares of the Group or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Group or such Fund or such Class are represented in person or by proxy.

                              PORTFOLIO TURNOVER

         A Fund's turnover rate is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rate with respect to each of the Money Market Funds was zero percent from the commencement of their respective operations to July 31, 1996, and is expected to remain zero percent. For the Group's fiscal year ended July 31, 1996, the portfolio turnover rate of the Growth Fund was 78.58%, for the Income and Growth Fund was 36.64%, for the Income Equity Fund was 41.51%, for the Balanced Fund was 12.84%, for the Bond Fund was 20.88%, and for the Government Bond Fund was 44.72%. For the Group's fiscal year ended July 31, 1995, the portfolio turnover rate of the Growth Fund was 67.91%, for the Income and Growth Fund was 15.01%, for the Income Equity Fund was 36.64%, for the Balanced Fund was 20.70%, for the Bond Fund was 36.20%, and for the Government Bond Fund was 67.49%. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares and, in the case of the California Tax-Free Fund and the Tax-Free Fund, by requirements that enable them to receive certain favorable tax treatment.


                                  VALUATION

         As disclosed in the Prospectuses, each Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) (and 1:00 p.m. Eastern Time in the case of the Money Market Funds) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of San Francisco are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (observed).

VALUATION OF THE MONEY MARKET FUNDS

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates.

         The Group's Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of a Fund, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share based on available market quotations.


VALUATION OF THE GROWTH FUND, THE INCOME AND GROWTH FUND,
THE INCOME EQUITY FUND, THE BALANCED FUND, THE BOND FUND
AND THE GOVERNMENT BOND FUND

         Except as noted below, investments by the Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund and the Government Bond Fund in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to each such Fund, securities the principal market for which is not a securities exchange are valued based upon the mean of their latest available bid prices in such principal market or, if there are no reported bids for that day, the securities are valued based upon their last reported trading price. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Group's Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) are valued at amortized cost, which approximates current value.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Both classes of Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.


         Investor Shares may be purchased pursuant to agreements between the Distributor and Participating Organizations whereby investments in Investor Shares are made by the Participating Organization on behalf of its customers, while Fiduciary Shares may be purchased through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency and other similar accounts maintained by or on behalf of customers of Union Bank of California or its affiliates. An investor must be eligible to purchase Investor or Fiduciary Shares under the criteria described in the Prospectuses.

PURCHASE OF INVESTOR SHARES


         As stated in the relevant Prospectuses, the public offering price of Investor Shares of the Equity Funds and the Income Funds is the net asset value next computed after the receipt of the order to purchase Shares plus a sales charge, which varies based upon the type of Fund and amount purchased. The public offering price of such Investor Shares of the Group is calculated by dividing net asset value by the difference between 100% and the sales charge percentage of offering price applicable to the purchase (see "How to Purchase Shares" in the relevant Prospectuses). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Investor Shares of such a Fund by a purchaser.


         As the Group's principal underwriter, the Distributor acts as principal in selling Investor Shares of the Group to dealers. The Distributor re-allows the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the relevant Prospectuses (see "How to Purchase Shares"). From time to time, the Distributor may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of the Funds' Investor Shares. Neither the Distributor nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

MATTERS AFFECTING REDEMPTION

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Group may redeem Shares involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "VALUATION" above.

ADDITIONAL FEDERAL TAX INFORMATION

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; (c) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. The 30% of gross income test described above may restrict a Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its capital gain net income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

         Any dividend declared by a Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid not later than the end of January of the following year.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

         Unless treaty relief applies, foreign Shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% on distributions derived from net investment income and short-term capital gains notwithstanding whether a portion of such income (e.g., short-term gains and portfolio interest) may not have been taxable to the foreign Shareholder if it had been earned directly rather than through a Fund. Distributions to foreign Shareholders of long-term capital gains and any gains from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year and who meets certain other requirements. Different tax consequences may result if the foreign Shareholder is engaged in a trade or business within the United States or, if treaty relief applies, has a U.S. permanent establishment. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds.



         The foregoing discussion and the one below regarding the California Tax-Free Fund and the Tax-Free Fund under "Federal Taxation" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE CALIFORNIA TAX-FREE FUND AND THE TAX-FREE FUND

         Federal Taxation. As indicated in their respective Prospectuses, the California Tax-Free Fund and the Tax-Free Fund are designed to provide individual Shareholders with current tax-exempt interest income. None of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Nor are the California Tax-Free Fund or the Tax-Free Fund designed for investors seeking maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds may not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the beneficiaries when distributed to them.

         The Code permits a regulated investment company that invests at least 50% of its total assets in tax-free Municipal Securities to pass through to its investors, tax-free, net Municipal Securities interest income to the extent such interest would be exempt if earned directly. The policy of the California Tax-Free Fund and the Tax-Free Fund is to pay each year as dividends substantially all of such Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof derived from interest excludable from gross income and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but the aggregate of such dividends may not exceed the net Municipal Securities interest received by the Fund during the taxable year. In the case of each of the California Tax-Free Fund and the

Tax-Free Fund the percentage of the dividends paid for any taxable year that qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may be treated by Shareholders of the California Tax-Free Fund and the Tax-Free Fund as items of interest excludable from their gross income under Section 103(a) of the Code. However, each such Shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if such Shareholder were treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the California Tax-Free Fund and the Tax-Free Fund.

         The California Tax-Free Fund and the Tax-Free Fund will distribute substantially all of any investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Distributions of such income will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations is not expected to apply to such distributions.

         Distribution of the excess of the California Tax-Free Fund's and the Tax-Free Fund's net long-term capital gain (if any) over its net short-term capital loss will be taxable to the Fund's Shareholders as a long-term capital gain in the year in which received, regardless of how long a time the Shareholder held the Fund's Shares and such distributions will not be eligible for the dividends received deduction. If a Shareholder disposes of Shares in a Fund at a loss before holding such Shares for longer than six months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.


         Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Fund).


         Like the other Funds, if for any taxable year the California Tax-Free Fund or the Tax-Free Fund does not qualify for the special tax treatment afforded regulated investment companies, all of such Fund's taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to Shareholders), and Municipal Securities interest income, although not taxable to the California Tax-Free Fund or the Tax-Free Fund would be taxable to Shareholders when distributed as dividends.

         Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the California Tax-Free Fund and the Tax-Free

Fund may be subject to the tax laws of such states or localities. For a summary of certain California tax considerations affecting the California Tax-Free Fund, see "California Taxation" below.

         As indicated in their Prospectuses, the California Tax-Free Fund and the Tax-Free Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of each Fund is to limit its acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on such Municipal Securities will be tax-exempt to the Fund. There is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences that may result from the acquisition of many of the types of puts that the California Tax-Free Fund or the Tax-Free Fund could acquire under the 1940 Act. Therefore, although they will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the relevant Fund.

         California Taxation. Under existing California law, if the California Tax-Free Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and if at the end of each quarter of such Fund's taxable year at least 50% of the value of that Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation ("California Exempt-Interest Securities"), Shareholders of that Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from that Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Tax-Free Fund not exceeding the interest received by the Fund during the taxable year on obligations that, if held by an individual, would pay interest exempt from California taxation (less direct and allocated expenses, which includes amortization of acquisition premium) and so designated by written notice to Shareholders within 60 days after the close of that taxable year.

         Distributions, other than of "California exempt-interest dividends," by the California Tax-Free Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of Shares of the California Tax-Free Fund will also be subject to California personal income taxation. In general, California nonresidents, other than certain dealers, will not be subject to California personal income taxation on distributions by, or on gains from the redemption or sale of, Shares of the California Tax-Free Fund unless those Shares have acquired a California "business situs." (Such California nonresidents may, however, be subject to other state or local income taxes on such distributions or gains, depending on their residence.) Short-term capital losses realized by shareholders from a redemption of shares of the California Tax-Free Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such Shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued in order to purchase or carry Shares of the California Tax-Free Fund for any taxable year of a Shareholder during which the Fund distributes "California exempt-interest dividends."


         A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to Shareholders annually.


         The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Shareholders of the California Tax- Free Fund . This summary does not describe the California tax treatment of the California Tax-Free Fund and, in addition, no attempt has been made to present a detailed explanation of the California personal income tax treatment of the Fund's Shareholders. Accordingly, this discussion is not intended as a substitute for careful planning. Further, "California exempt-interest dividends" are excludable from income for California personal income tax purposes only. Any dividends paid to Shareholders subject to California franchise tax or California corporate income tax will be taxed as ordinary dividends to such Shareholders, notwithstanding that all or a portion of such dividends is exempt from California personal income tax. Accordingly, potential investors in the California Tax- Free Fund including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California tax situation, in general.


                            MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

         Overall responsibility for management of each Fund rests with the Trustees of the Group, who are elected by the Group's Shareholders. There are currently five Trustees, four of whom are not "interested persons" of the Group within the meaning of that term under the 1940 Act.

         The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations.

         The Trustees and officers of the Group, their addresses and principal occupations during the past five years are set forth below.

                               POSITION(S) HELD                              PRINCIPAL OCCUPATION
NAME AND ADDRESS               WITH THE GROUP                                DURING PAST 5 YEARS
----------------               ----------------                              --------------------
Stephen G. Mintos*             Chairman of the Board, Trustee and            Employee, and prior to
3435 Stelzer Road              President                                     October 1993 a limited
Columbus, OH 43219                                                           partner, BISYS Fund
                                                                             Services.

Thomas L. Braje                Trustee                                       Retired October, 1996.
1000 Alfred Nobel Drive                                                      Prior to October 1996,
Hercules, CA 94547                                                           Vice President and Chief
                                                                             Financial Officer of Bio
                                                                             Rad Laboratories, Inc.

David A. Goldfarb              Trustee                                       Parner, Goldfarb &
111 Pine Street                                                              Simens, Certified Public
18th Floor                                                                   Accountants.
San Francisco, CA 94111

Joseph C. Jaeger               Trustee                                       Senior Vice President and
100 First Street                                                             Chief Financial Officer,
San Francisco, CA 94105                                                      Delta Dental Plan of
                                                                             California.

Frederick J. Long              Trustee                                       President and Chief
520 Pike Street                                                              Executive Officer,
20th Floor                                                                   Pettit-Morry Co. and
Seattle, WA 98101                                                            Acordia Northwest Inc.
                                                                             (each an insurance
                                                                             brokerage firm).

J. David Huber                Vice President                                 From June, 1994, Senior
3435 Stelzer Road                                                            Vice President, Business
Columbus, OH  43219                                                          Development; from
                                                                             December 1993 to June
                                                                             1994, Managing Director
                                                                             of Business Development;
                                                                             from June, 1993 to
                                                                             December, 1993,
                                                                             Managing Director of
                                                                             Sales Management
                                                                             Services of BISYS Fund
                                                                             Services Limited
                                                                             Partnership; from June,
                                                                             1987 to June, 1993,
                                                                             Managing Director of
                                                                             Client Services of BISYS
                                                                             Fund Services.

Irimga McKay                  Vice President                                 From July 1993 to present,
1230 Columbia Street                                                         Senior Vice President of
Suite 500                                                                    Client Services, BISYS
San Diego, CA 92101                                                          Fund Services, Inc.; from
                                                                             November 1988 to July
                                                                             1993, First Vice President
                                                                             of Concord Holding
                                                                             Corporation (now BISYS
                                                                             Fund Services, Inc.)

Cynthia L. Lindsey            Vice President                                 Employee, BISYS Fund
3435 Stelzer Road                                                            Services.
Columbus, OH 43219

George O. Martinez             Secretary                                     From March 1995 to
3435 Stelzer Road                                                            present, Senior Vice
Columbus, OH  43219                                                          President and Director of
                                                                             Legal and Compliance
                                                                             Services, BISYS Fund
                                                                             Services, Inc.; from June
                                                                             1989-March 1995, Vice
                                                                             President and Associate
                                                                             General Counsel, Alliance
                                                                             Capital Management.

Mark E. Nagle                  Treasurer                                     From September 1995 to
                                                                             present, Senior Vice
                                                                             President of Accounting
                                                                             Services, BISYS Fund
                                                                             Services, Inc.; from 1993
                                                                             to September 1995, Senior
                                                                             Vice President, Fidelity
                                                                             Institutional Retirement
                                                                             Services; from 1981 to
                                                                             1993, Fidelity Accounting
                                                                             & Custody Services.

Alaina V. Metz                 Assistant Secretary                           From June, 1995 to
3435 Stelzer Road                                                            present, Chief
Columbus, OH  43219                                                          Administrator,
                                                                             Administration and
                                                                             Regulatory Services,
                                                                             BISYS Fund Services,
                                                                             Inc.; from May, 1989 to
                                                                             June, 1995, Supervisor,
                                                                             Mutual Fund Legal
                                                                             Department, Alliance
                                                                             Capital Management.

Michael Sakala                 Assistant Treasurer                           From April 1996 to
3435 Stelzer Road                                                            present, Associate
Columbus, OH 43219                                                           Director, Accounting
                                                                             Services, BISYS Fund
                                                                             Services, Inc.; from April
                                                                             1994 to April 1996, Head
                                                                             of Fund Administration,
                                                                             Banque Paribas,
                                                                             Luxembourg; from May
                                                                             1989 to April 1994,
                                                                             Accounting Manager,
                                                                             Fidelity Investments.


* Mr. Mintos is considered to be an "interested person" of the Group as defined in the 1940 Act.


         The Trustees of the Group receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of BISYS Fund Services, BISYS Fund Services, Inc. and/or BISYS Fund Services Ohio, Inc. ("BISYS Fund Services Ohio") receives any compensation directly from the Group for serving as a Trustee and/or officer. BISYS Fund Services receives administration, servicing and distribution fees from each of the Group's Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Mintos, Huber, Martinez, Nagle and Sakala, Ms. Lindsey, Ms. Metz and Ms. McKay are employees of BISYS Fund Services. As described under "Transfer Agent, Custodian, and Fund Accounting Services" below, BISYS Fund Services Ohio receives fees from each of the Group's Funds for acting as transfer agent and fund accountant. Messrs. Huber and Mintos are each officers of BISYS Fund Services Ohio. While BISYS Fund Services Ohio is a distinct legal entity from BISYS Fund Services, BISYS Fund Services Ohio is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio and BISYS Fund Services are both controlled by the same ultimate parent company, The BISYS Group, Inc.

         During the fiscal year ended July 31, 1996, fees /paid to the disinterested Trustees for their services as Trustees aggregated $36,000. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 1996:

                (1)                (2)                      (3)                   (4)                   (5)
              Name of           Aggregate               Pension or         Estimated Annual     Total Compensation
              Trustee         Compensation              Retirement           Benefits Upon           from Fund
                               from Group            Benefits Accrued         Retirement          Complex Paid to
                                                            as                                       Trustees
                                                       Part of Fund
                                                         Expenses
              -------          ----------                --------             ----------             --------
Thomas L. Braje                   $9,000                    None                  None               $9,000
David A. Goldfarb                 $9,000                    None                  None               $9,000
Joseph C. Jaeger                  $9,000                    None                  None               $9,000
Frederick J. Long                 $9,000                    None                  None               $9,000


INVESTMENT ADVISER


         Investment advisory and management services are provided to each of
the Group's Funds by   Pacific Alliance Capital Management formerly MERUS-UCA
Capital Management (the "Advisor"), pursuant to an investment advisory agreement between Union Bank of California and the Group dated as of April 1, 1996 (the "Investment Advisory Agreement"). Union Bank of California serves as custodian for each of the Group's Funds. In addition, pursuant to separate
agreements with BISYS Fund Services,   Union Bank of California serves as
sub-transfer agent for each of the Group's Funds. See "Transfer Agent,
Custodian and Fund Accounting Services" below.   Union Bank of California also
serves as sub-administrator to each of the Group's Funds pursuant to an agreement with BISYS Fund Services. See "Manager and Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under GENERAL INFORMATION - Miscellaneous in the Prospectuses), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by Union Bank of California. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Union Bank of California will not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the Advisor's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

         On April 1, 1996, the Bank of California, N.A., the Group's then-investment advisor, combined with Union Bank and the resulting bank changed its name to Union Bank of California, N.A. At the same time, the banks' investment management divisions were combined. Each of the Bank of California and Union Bank (or its predecessor bank) has been in banking since the early 1900's, and historically, each has had significant investment functions within its trust and investment division. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly held corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.


          For the services provided and expenses assumed by the Advisor pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from each Fund as described in that Fund's Prospectus. For the fiscal year ended July 31, 1996, Union Bank of California received the following investment advisory fees: $180,047 from the Growth Fund (an additional $182,161 in fees were voluntarily reduced); $0 from the Income and Growth Fund (an additional $61,697 in fees were voluntarily reduced); $1,722,014 from the Income Equity Fund (an additional $33,207 in fees were voluntarily reduced); $187,523 from the Balanced Fund (an additional $160,670 in fees were voluntarily reduced); $277,708 from the Bond Fund (an additional $256,561 in fees were voluntarily reduced); $0 from the Government Bond Fund (an additional $43,470 in fees were voluntarily reduced); $1,590,719 from the Diversified Obligations Fund; $944,226 from the U.S. Government Obligations Fund; $1,203,300 from the 100% U.S. Treasury Obligations Fund; $352,464 from the California Tax Free Fund (an additional $265,714 in fees were voluntarily reduced); and $148,126 from the Tax-Free Fund (an additional $24,074 in fees were voluntarily reduced).

         For the fiscal year ended July 31, 1995, the Bank of California received the following investment advisory fees: $37,349 from the Growth Fund (an additional $158,716 in fees were voluntarily reduced); $0 from the Income and Growth Fund (an additional $56,251 in fees were voluntarily reduced); $1,419,062 from the Income Equity Fund (an additional $11,439 in fees were voluntarily reduced); $83,790 from the Balanced Fund (an additional $168,408 in fees were voluntarily reduced); $271,150 from the Bond Fund (an additional $250,310 in fees were voluntarily reduced); $0 from the Government Bond Fund (an additional $46,447 in fees were voluntarily reduced); $1,429,494 from the Diversified Obligations Fund; $729,094 from the U.S. Government Obligations Fund; $920,611 from the 100% U.S. Treasury Obligations Fund; $267,095 from the California Tax Free fund (an additional $326,450 in fees were voluntarily reduced); and $157,964 from the Tax-Free Fund (an additional $33,508 in fees were voluntarily reduced).


         For the fiscal year ended July 31, 1994, the Bank of California received the following investment advisory fees: $0 from the Growth Fund (an additional $63,330 in fees were voluntarily reduced); $0 from the Income and Growth Fund (an additional $37,543 in fees were voluntarily reduced); $1,216,590 from the Income Equity Fund (an additional $40,330 in fees were voluntarily reduced); $47,972 from the Balanced Fund (an additional $112,239 in fees were voluntarily reduced); $268,520 from the Bond Fund (an additional $249,371 in fees were voluntarily reduced); $0 from the Government Bond Fund (an additional $36,996 in fees were voluntarily reduced); $1,471,655 from the Diversified Obligations Fund; $825,406 from the U.S. Government Obligations Fund; $833,971 from the 100% U.S. Treasury Obligations Fund; $316,744 from the California Tax-Free Fund (an additional $387,133 in fees were voluntarily reduced); and $200,171 from the Tax-Free Fund (an additional $42,460 in fees were voluntarily reduced).


PORTFOLIO TRANSACTIONS


         Pursuant to the Investment Advisory Agreement, the Advisor determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Bond Fund, the Government Bond Fund, the Diversified Obligations Fund, the U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax-Free Fund and the Tax Free Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Growth Fund, the Income and Growth Fund and the Income Equity Fund will generally involve the payment of a brokerage fee. Portfolio transactions for the Balanced Fund may be principal transactions or involve the payment of brokerage commissions. While the Advisor generally seeks competitive spreads or commissions on behalf of each of the Funds, the Group may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions by the Group. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to Union Bank of California by the Group. Such information may be useful to the Advisor in serving both the Group and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Group.


         Upon adoption by the Board of Trustees of certain procedures pursuant to Rule 17e-1 under the Investment Company Act, the Group may execute portfolio transactions involving the payment of a brokerage fee through Union Bank of California, BISYS Fund Services, and their affiliates in accordance with such procedures. The Group will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, BISYS Fund Services, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for each Fund of the Group are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Union Bank of California. However, any such other investment company or account may invest in the same securities as the Group. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Advisor and Union Bank of California believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor and Union Bank of California may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement, in making investment recommendations for the Group, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Advisor or Union Bank of California, its parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Advisor and Union Bank of California, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.

         The following brokerage commissions were paid in the fiscal year ended July 31, 1996: $104,127 by the Growth Fund, $6,251 by the Income and Growth Fund, $318,261 by the Income Equity Fund, and $13,043 by the Balanced Fund. The following brokerage commissions were paid in the fiscal year ended July 31, 1995: $57,798 by the Growth Fund, $4,469 by the Income and Growth Fund, $257,339 by the Income Equity Fund, and $10,757 by the Balanced Fund. The following brokerage commissions were paid in the fiscal year ended July 31, 1994: $49,878 by the Growth Fund; $10,440 by the Income and Growth Fund; $212,350 by the Income Equity Fund; and $30,025 by the Balanced Fund.


GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complies with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


          Union Bank of California believes that the Advisor possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Group. Depending upon the nature of any changes in the services that could be provided by the Advisor, the Board of Trustees of the Group would review the Group's relationship with the Advisor and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of the Group, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per Share or result in financial losses to any Customer.


ADMINISTRATOR AND SUB-ADMINISTRATOR

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS Fund Services") (formerly, The Winsbury Company Limited Partnership d/b/a The Winsbury Company) serves as administrator to each of the Group's Funds pursuant to the management and administration agreement dated as of August 1, 1995 between the Group and BISYS Fund Services (the "Administration Agreement").

         BISYS Fund Services also serves as the distributor for each of the Group's Funds. See "Distributor" below. BISYS Fund Services is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The primary business of BISYS Fund Services is to act as sponsor, administrator, principal underwriter and distributor to mutual funds for which financial institutions, principally banks, act as investment adviser.


         Pursuant to the Administration Agreement, BISYS Fund Services maintains office facilities for the Group, maintains the Group's financial accounts and records, and furnishes the Group statistical and research data, data processing, clerical, accounting and bookkeeping services, and certain other services required by the Group. In addition, BISYS Fund Services prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Group's operations. As described below, BISYS Fund Services has delegated part of its responsibilities under the Administration Agreement to Union Bank of California.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, BISYS Fund Services receives a fee from each Fund as described in that Fund's Prospectus. For the fiscal year ended July 31, 1996, BISYS Fund Services earned the following administration fees: $72,337 from the Growth Fund; $0 from the Income and Growth Fund (an additional $12,340 in fees were voluntarily reduced); $520,671 from the Income Equity Fund; $69,581 from the Balanced Fund; $80,226 from the Bond Fund (an additional $43,205 in fees were voluntarily reduced); $0 from the Government Bond Fund (an additional $8,694 in fees were voluntarily reduced); $795,393 from the Diversified Obligations Fund; $472,171 from the U.S. Government Obligations Fund; $601,680 from the 100% U.S. Treasury Obligations Fund; $231,814 from the California Tax-Free Fund (an additional $77,275 in fees were voluntarily reduced); and $39,684 from the Tax-Free Fund (an additional $46,416 in fees were voluntarily reduced).

         For the fiscal year ended July 31, 1995, BISYS Fund Services earned the following administration fees: $23,444 from the Growth Fund (an additional $15,769 in fees were voluntarily reduced); $0 from the Income and Growth Fund (an additional $11,250 in fees were voluntarily reduced); $423,500 from the Income Equity Fund; $50,440 from the Balanced Fund; $78,332 from the Bond Fund (an additional $42,155 in fees were voluntarily reduced); $0 from the Government Bond Fund (an additional $9,290 in fees were voluntarily reduced); $714,740 from the Diversified Obligations Fund; $364,547 from the U.S. Government Obligations Fund; $460,306 from the 100% U.S. Treasury Obligations Fund; $222,580 from the California Tax-Free Fund (an additional $74,193 in fees were voluntarily reduced); and $47,869 from the Tax-Free Fund (an additional $47,867 in fees were voluntarily reduced).

         For the fiscal year ended July 31, 1994, BISYS Fund Services earned the following administration fees: $0 from the Growth Fund (an additional $12,666 in fees were voluntarily reduced); $0 from the Income and Growth Fund (an additional $7,509 in fees were voluntarily reduced); $349,213 from the Income Equity Fund (an additional $16,429 in fees were voluntarily reduced); $24,823 from the Balanced Fund (an additional $7,219 in fees were voluntarily reduced); $77,570 from the Bond Fund (an additional $41,725 in fees were voluntarily reduced); $0 from the Government Bond Fund (an additional $7,399 in fees were voluntarily reduced); $735,828 from the Diversified Obligations Fund; $412,703 from the U.S. Government Obligations Fund; $416,985 from the 100% U.S. Treasury Obligations Fund; $263,954 from the California Tax-Free Fund (an additional $87,985 in fees were voluntarily reduced); and $60,660 from the Tax-Free Fund (an additional $60,655 in fees were voluntarily reduced).




         The Administration Agreement became effective on August 1, 1995, and, unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 1998. The Administration Agreement thereafter shall be renewed automatically for successive annual terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable at any time with respect to a particular Fund or the Trust as a whole by either party without penalty for any reason upon 120 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that BISYS Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by the Group in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by BISYS Fund Services of its obligations and duties thereunder.

         The Administration Agreement permits BISYS Fund Services to subcontract its services thereunder, provided that BISYS Fund Services will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and BISYS Fund Services shall be responsible to the Group for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties.

SHAREHOLDER SERVICES PLAN

         The Group has adopted a Shareholder Services Plan (the "Services Plan") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Organization"), which may include BISYS Fund Services, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of a Fund. In consideration for such services, a Service Organization is reimbursed by a Fund for the costs of providing these services, which costs are computed daily and paid monthly, subject to a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of a Fund owned of record or beneficially by such Service Organization's customers for whom the Service Organization provides such services.

         The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organization receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of a Fund.

         As authorized by the Services Plan, the Group has entered into a Servicing Agreement with BISYS Fund Services pursuant to which BISYS Fund Services has agreed to provide certain shareholder support services in connection with Shares of one or more of the Group's Funds. Such shareholder support services may include, but are not limited to, (i) responding to routine customer inquiries relating to services provided for the Fund; (ii) resolving Shareholder account problems and complaints; (iii) providing administrative support regarding Shareholder accounts and Fund features to entities whose customers are Fund Shareholders; (iv) assisting customers in changing dividend or distribution options, account designations and addresses; and (v) other similar services. In consideration of such services, the Group, on behalf of each Fund, has agreed to reimburse BISYS Fund Services its costs of providing these services, subject to a maximum annual rate of 0.25% of the average daily net assets of a Fund's shares, which costs will be computed daily and payable monthly.

EXPENSES


         The Group's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Union Bank of California, BISYS Fund Services or BISYS Fund Services Ohio, Securities and Exchange Commission fees and state Blue Sky qualification and renewal fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Group, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

         If total expenses of any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, Union Bank of California and BISYS

Fund Services will bear that Fund's expenses in an amount equal to such excess, in proportion to their respective investment advisory and administration fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Group's Funds limits each Fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of a Fund's average net assets, 2.0% of the next $70 million of a Fund's average net assets, and 1.5% of a Fund's remaining average net assets. Fees charged to customers by certain entities (including Participating Organizations in the case of Investor Shares and Union Bank of California and its affiliates in the case of Fiduciary Shares) in connection with investments in a Fund on a customer's behalf are not included within the Fund's expenses for purposes of any such expense limitation.


DISTRIBUTOR

         BISYS Fund Services serves as distributor to the Group's Funds pursuant to the distribution agreement dated August 1, 1995 between the Group and BISYS Fund Services (the "Distribution Agreement"). BISYS Fund Services also serves as the administrator for each of the Group's Funds. See "Administrator and Sub-Administrator" above.

         Unless terminated, the Distribution Agreement will continue in effect until July 31, 1997, and from year to year thereafter if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Group, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on not less than sixty days' notice by the Group's Board of Trustees, by vote of a majority of the outstanding voting securities of the Group or by the Distributor. The Distribution Agreement terminates in the event of its assignment, as defined in the 1940 Act.


         The Distribution Plans. The operation and the 0.25% fee payable under the Group's Distribution Plans to which the Investor Shares of the Group's Funds are presently subject are described in each such Fund's Prospectus under "SERVICE ARRANGEMENTS ADMINISTRATOR & DISTRIBUTOR -The Distribution Plan." For the fiscal year ended July#31, 1996, BISYS Fund Services received in respect of the sale of Investor Shares distribution fees of: $236 in respect of the Growth Fund; $53 in respect of the Income and Growth Fund, $1,166 in respect of the Income Equity Fund, $87 in respect of the Balanced Fund, $183 in respect of the Bond Fund, $133 in respect of the Government Bond Fund, $672 in respect of the Diversified Obligations Fund, $14,879 in respect of the U.S. Government Obligations Fund, $0 in respect of the 100% U.S. Treasury Obligations Fund, $0 in respect of the California Tax-Free Fund, and $0 in respect of the Tax-Free Fund.

         For the fiscal year ended July 31, 1995, BISYS Fund Services received in respect of the sale of Investor Shares distribution fees of: $0 in respect of the Growth Fund; $0 in respect of the Income and Growth Fund, $0 in respect of the Income Equity Fund, $0 in respect of the Balanced Fund, $0 in respect of the Bond Fund, $0 in respect of the Government Bond Fund, $1,054 in respect of the Diversified Obligations Fund, $1,701 in respect of the U.S. Government Obligations Fund, $0 in respect of the 100% U.S. Treasury Obligations Fund, $0 in respect of the California Tax-Free Fund, and $0 in respect of the Tax-Free Fund.

         For the fiscal year ended July 31, 1994, BISYS Fund Services received $1,598.65 in distribution fees in respect of the Investor Shares of the Diversified Obligations Fund. No other distribution fees were paid during such fiscal year.




         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Investor Shares of that Fund. The Distribution Plans may be amended by vote of the Group's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of that Fund's Investor Shareholders. The Group's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

         Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of the Group (as defined in the 1940
Act) shall be committed to the discretion of such disinterested persons.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTING SERVICES

         BISYS Fund Services Ohio performs transfer agency services for the Group's Funds pursuant to a transfer agency and shareholder service agreement with the Group dated as of August 1, 1995 (the "Transfer Agency Agreement"). As each Fund's transfer agent, BISYS Fund Services Ohio processes purchases and redemptions of each Fund's Shares and maintains each Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholders's account.

         Under the Transfer Agency Agreement, the Group has agreed to pay BISYS Fund Services Ohio an annual minimum fee for each Fund based on the number of shareholder accounts of record of each Class and whether the class has certain specified features. The annual minimum fee schedule is $18,000 for the Investor Class and $10,000 for the Fiduciary Class where the number of shareholder accounts of record is between 1 and 99; $24,000 for the Investor Class and $18,000 for the Fiduciary Class where the number of shareholder accounts of record is between 100 and 499; and $36,000 for the Investor class and $24,000 for the Fiduciary Class where the number of shareholder accounts of record is 500 or more. The annual minimum fee is increased by specified amounts if a Fund's Class of Shares has certain specified features. Under the Transfer Agency Agreement, BISYS Fund Services Ohio is also entitled to receive annual fees based on individual shareholder accounts of record equal to $16 per shareholder account of record with respect to each of the Group's U.S. Government Obligations Fund, Diversified Obligations Fund, 100% U.S. Treasury Obligations Fund, California Tax-Free Fund and the Tax-Free Fund, and equal to $14 per shareholder accounts of record with respect to each of the Group's Growth Fund, Income and Growth Fund, Income Equity Fund, Balanced Fund, Bond Fund and Government Fund. The number of accounts for purposes of determining the annual minimum fee per class of Shares is calculated on a monthly basis.


         The Transfer Agency Agreement also provides that BISYS Fund Services Ohio is entitled to be reimbursed by the Group for postage, handling fees, and reasonable costs of supplies used by BISYS Fund Services Ohio in the performance of its services under the Agreement. BISYS Fund Services Ohio may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.


         In accordance with its Transfer Agency Agreement with the Group, BISYS Fund Services Ohio has entered into a sub-transfer agency agreement with Union Bank of California with respect to the Group's Funds dated February 22, 1989, as amended September 15, 1992 (the "Sub-Transfer Agency Agreement"). Under the Sub-Transfer Agency Agreement, BISYS Fund Services Ohio has delegated its transfer agency responsibilities to Union Bank of California with respect to investments in each of the Group's Funds through certain individual retirement accounts maintained with Union Bank of California and its affiliates ("Sub-Accounts"). For its services as sub-transfer agent, BISYS Fund Services Ohio has agreed to pay Union Bank of California with respect to the Group's Growth Fund, Income and Growth Fund, Income Equity Fund, Balanced Fund, Bond Fund, and Government Bond Fund an annual base fee of $12.00 per Shareholder Sub-Account with respect to the first 101 through 2,999 Shareholder Sub-Accounts invested in a Fund and an annual base fee of $9.00 per Shareholder Sub- Account with respect to 3,000 or more Shareholder Sub-Accounts invested in a Fund; BISYS Fund Services Ohio has agreed to pay Union Bank of California with respect to the Group's Diversified Obligations Fund, U.S. Government Obligations Fund, 100% U.S. Treasury Obligations Fund, California Tax-Free Fund and Tax-Free Fund an annual base fee of $15.00 per Shareholder Sub-Account with respect to 101 or more

Shareholder Sub-Accounts invested in a Fund. (The number of Shareholder Sub-Accounts for purposes of determining the base fee is calculated on a monthly basis and the base fee does not apply when 100 or fewer Shareholder
Sub-Accounts have been invested in a Fund.)   Union Bank of California is also
entitled to be reimbursed by BISYS Fund Services Ohio for postage, handling fees, and reasonable costs of supplies used by Union Bank of California in the performance of its services under the Sub-Transfer Agency Agreement.


         In addition to its transfer agency services, BISYS Fund Services Ohio serves as fund accountant for the Group's Funds pursuant to a fund accounting agreement with the Group dated as of August 1, 1995, as amended (the "Fund Accounting Agreement").

         As fund accountant for each Fund, BISYS Fund Services Ohio prices each Fund's Shares, calculates each Fund's net asset value, and maintains the general ledger accounting records for each Fund. Under the Fund Accounting Agreement, BISYS Fund Services Ohio is entitled to receive a fee from each Fund at an annual rate of .03% of the Fund's average daily net assets plus BISYS Fund Services Ohio out-of-pocket expenses, with a minimum annual fee of $30,000 per Fund and $10,000 per each additional Class of Shares. BISYS Fund Services Ohio may periodically voluntarily reduce all or a portion of its fund accounting fee with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.


          Union Bank of California serves as custodian to the Group's Funds pursuant to a custodian agreement with the Group dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

         Under the Custodian Agreement, the Group has agreed to pay Union Bank of California a custodian fee with respect to each Fund at an annual rate of
 .02% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund. In addition, Union Bank of California is entitled to receive a flat fee from each Fund as follows: (i) $17.00 for each purchase or sale of Fund securities eligible for deposit in a securities depository as defined in Rule 17f-4 under the 1940 Act (a "securities depository"), with a $25.00 annual holding charge for such securities; and $40.00 for each purchase or sale of Fund securities that are not eligible for deposit in a securities depository, with a $40.00 annual holding charge for such securities; and (ii) $10.00 for disbursement charges. Union Bank of California is also entitled to be reimbursed by the Group for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

AUDITORS


         The financial statements of the Group for the period ended July 31, 1996, appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.


LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Group and will pass upon the legality of the Shares offered hereby.

                            ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


         The Group is a Massachusetts business trust. The Group's Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March#10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Group's Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of the Group, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Group. The Group presently consists of eleven series of Shares, representing units of beneficial interest in the Growth Fund, the Income and Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund, the Government Bond Fund, the Diversified Obligations Fund, the U.S. Government Obligations Fund, the 100% U.S. Treasury Fund, the California Tax-Free Fund and the Tax-Free Fund. As described in the Prospectuses, each Fund has been divided into two classes of Shares, designated Investor Shares and Fiduciary Shares.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Group's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of the Group, Investor and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

         As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Group upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular Fund that are allocated to that Fund by the Group's Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of the Group not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Group to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Group voting without regard to series.

         Although not governed by Rule 18f-2, Investor Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Group's Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of the Group, and that every written agreement, obligation, instrument, or undertaking made by the Group shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that the Group shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Group, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of the Group shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Group's business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or the Group shall look solely to the assets of the trust for payment.

THE REORGANIZATION OF THE IRA FUND AND THE GROUP


         As of June 23, 1988, pursuant to an Agreement and Plan of Reorganization between the IRA Fund, the Group, and the Bank of California, substantially all of the assets of the IRA Fund's Income Equity Portfolio, and Bond Portfolio were transferred to the Group's Income Equity Fund, and Bond Fund, respectively, in exchange for such Fund's Shares, and substantially all of the assets of the IRA Fund's Short Term Portfolio were transferred to one or more of the Group's Money Market Funds in exchange for Shares of such Money Market Fund or Funds. Prior to June 23, 1988, the aggregate total return and average annual total return of the Bond Fund and Income Equity Fund reflect the aggregate total return and average annual total return of the IRA Fund Bond Portfolio and the IRA Fund Income Equity Portfolio, respectively. The IRA Fund Bond Portfolio and the IRA Fund Income Equity Portfolio both received investment advice from the same division of the Bank of California now known as Pacific Alliance Capital Management and had investment objectives, policies and restrictions substantially similar to those of the Bond Fund and the Income Equity Fund, respectively. However, potential investors should be aware that both the nature and amount of fees and expenses of the IRA Fund Bond Portfolio and the Bond Fund and those of the IRA Fund Income Equity Portfolio and the Income Equity Fund differ.

CALCULATION OF PERFORMANCE DATA


         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Group's Funds and the Advisor, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Group's Funds and the Advisor. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Group's Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in the Group's promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, MorningStar, Lipper Analytical Services, Inc., CDA/Wiesenberger Investment Company Services, SEI Financial Services, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes Magazine, Business Week, American Banker, Fortune Magazine, Institutional Investor, Barron's National Business & Financial Weekly, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Times, U.S.A. Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free (800) 433-6884 for current information concerning the performance of each of the Group's Funds.


         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds. In addition, the California Tax-Free Fund, the Tax-Free Fund, the California Municipal Fund and the Municipal Fund may each include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         Based on the seven-day period ended July 31, 1996 (the "base period" for the Diversified Obligations Fund, the U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax Free Fund, and the Tax Free Fund), the yield of the Diversified Obligations Fund's Investor Shares and Fiduciary Shares was 4.76% and 4.76%, respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 4.87% and 4.87%, respectively; the yield of the U.S. Government Obligations Fund's Investor Shares and Fiduciary Shares was 4.60% and 4.61%, respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 4.71% and 4.72%, respectively; the yield of the 100% U.S. Treasury Obligations Fund's Investor Shares and Fiduciary Shares was 4.46% and 4.46% respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 4.56% and 4.56% respectively; the yield of the California Tax-Free Fund's Investor Shares and Fiduciary Shares was 2.71% and 2.71% respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 2.75% and 2.75%, respectively; and the yield of the Tax-Free Fund's Investor Shares and Fiduciary Shares was 2.70% and 2.70% respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 2.74% and 2.74%, respectively. The yield of each Fund's Investor Shares and Fiduciary Shares, respectively, was computed by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the Class over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each Fund's Investor Shares and Fiduciary Shares, respectively, represents a compounding of the yield of the Class by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         Based on the thirty-day period ended July 31, 1996, the yield of the Diversified Obligations Fund's Investor Shares and Fiduciary Shares was 4.73% and 4.73% respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 4.83% and 4.83%, respectively; the yield of the U.S. Government Obligations Fund's Investor Shares and Fiduciary Shares was 4.59% and 4.60%, respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 4.69% and 4.70%, respectively; the yield of the 100% U.S. Treasury Obligations Fund's Investor Shares and Fiduciary Shares was
4.47% and 4.47%, respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 4.56% and 4.56%, respectively; the yield of the California Tax- Free Fund's Investor Shares and Fiduciary Shares was
2.31% and 2.31%, respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 2.33% and 2.33%, respectively; and the yield of the Tax-Free Fund's Investor Shares and Fiduciary Shares was 2.30% and 2.30%, respectively, and the effective yield of the Fund's Investor Shares and Fiduciary Shares was 2.32% and 2.32%, respectively. The yield of each Fund's Investor Shares and Fiduciary Shares, respectively, was computed by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the Class over the thirty-day period, and multiplying the net change by 365/30 (or approximately twelve months). The effective yield of each Fund's Investor

Shares and Fiduciary Shares, respectively, represents a compounding of the yield of the Class by adding 1 to the number representing the percentage change in value of the investment during the thirty-day period, raising that sum to a power equal to 365/30, and subtracting 1 from the result.


         Based on the seven-day period ended July 31, 1996, the tax-equivalent yield of the California Tax-Free Fund's Investor Shares and Fiduciary Shares was 4.49% and 4.49% respectively (using a federal income tax rate of 39.6%), and 5.49% and 5.49% respectively (using a federal income tax rate of 39.6% and a California personal income tax rate of 11%), and the tax-equivalent effective yield of the Fund's Investor Shares and Fiduciary Shares was 4.55% and 4.55%, respectively (using a federal income tax rate of 39.6%), and 5.57% and 5.57%, respectively (using a federal income tax rate of 39.6% and a California personal income tax rate of 11%). For the same seven-day period, the tax-equivalent yield of the Tax-Free Fund's Investor Shares and Fiduciary Shares was 4.47% and 4.47% respectively, and the tax-equivalent effective yield of the Fund's Investor Shares and Fiduciary Shares was 5.55% and 5.55% respectively (in each case utilizing a federal income tax rate of 39.6%).

         Based on the thirty-day period ended July 31, 1996, the tax-equivalent yield of the California Tax-Free Fund's Investor Shares and Fiduciary Shares was 3.82% and 3.82%, respectively (using a federal income tax rate of 39.6%), and 4.68% and 4.68%, respectively (using a federal income tax rate of 39.6% and a California personal income tax rate of 11%), and the tax-equivalent effective yield of the Fund's Investor Shares and Fiduciary Shares was 3.86% and 3.86%, respectively (using a federal income tax rate of 39.6%), and 4.72% and 4.72%, respectively (using a federal income tax rate of 39.6% and a California personal income tax rate of 11%). Based on the same thirty-day period ended July 31, 1996, the tax-equivalent yield of the Tax-Free Fund's Investor Shares and Fiduciary Shares was 3.81% and 3.81%, respectively, and the tax-equivalent effective yield of the Fund's Investor Shares and Fiduciary Shares was 3.84% and 3.84%, respectively (in each case utilizing a federal income tax rate of 39.6%).


         The tax-equivalent yield of the Investor Shares and Fiduciary Shares, respectively, of the California Tax-Free Fund and the Tax-Free Fund was computed by dividing that portion of the yield of the Class that is tax-exempt by 1 minus the stated income tax rate (or rates) and adding the product to that portion, if any, of the yield of the Class that is not tax-exempt. The tax-equivalent effective yield of each Fund's Investor Shares and Fiduciary Shares, respectively, was computed by dividing that portion of the effective yield of the Class which is tax-exempt by 1 minus the stated income tax rate (or rates) and adding to that portion, if any, of the effective yield of the Class that is not tax-exempt.


         For the year ended July 31, 1996, the one-year average annual total return of the Diversified Obligations Fund Investor and Fiduciary shares was 5.01% of the U.S.

Government Obligations Fund Investor and Fiduciary shares was 4.86% and 4.88%, respectively, of the 100% U.S. Treasury Obligations Fund Investor and Fiduciary shares was 4.74%, of the California Tax-Free Fund Investor and Fiduciary shares was 2.91%, and of the Tax-Free Fund Investor and Fiduciary shares was 2.87%.

         For the period ended July 31, 1996, the five-year average annual total return of the Diversified Obligations Fund's Investor and Fiduciary shares was 4.00%; of the U.S. Government Obligations Fund's Investor and Fiduciary shares was 3.88%; of the 100% U.S. Treasury Obligations Fund's Investor and Fiduciary shares was 3.78%; of the California Tax-Free Fund's Investor and Fiduciary shares was 2.68%; and of the Tax-Free Fund's Investor and Fiduciary shares was 2.67%.

         For the period from August 10, 1987 (the date on which the Diversified Obligations Fund, the U.S. Government Obligations Fund and the 100% U.S. Treasury Obligations Fund commenced operations) through July 31, 1996, the average annual total return of the Diversified Obligations Fund Investor and Fiduciary shares, the U.S. Government Obligations Fund Investor and Fiduciary shares and the 100% U.S. Treasury Obligations Fund Investor and Fiduciary shares was 5.66%, 5.48% and 5.38%, respectively. For the period from August 11, 1987 (the date on which the California Tax-Free Fund commenced operations) through July 31, 1996, the average annual total return of the California Tax-Free Fund Investor and Fiduciary shares was 3.69%. For the period from August 22, 1988 (the date on which the Tax-Free Fund commenced operations) through July 31, 1996, the average annual total return of the Tax-Free Fund Investor and Fiduciary shares was 3.73%.

         Prior to June 23, 1988 (the date on which the Income Equity Fund and the Bond Fund commenced operations as a result of the reorganization involving the IRA Fund Income Equity Portfolio and the IRA Fund Bond Portfolio, respectively, as described under "Additional Information - The Reorganization of the IRA Fund and the Group" above), the total return and average annual total return of the Income Equity Fund and the Bond Fund reflects the total return and average annual total return of the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio, respectively. Each IRA Fund Portfolio received investment advice from the same division of the Bank of California now known as Pacific Alliance Capital Management and had substantially similar investment objectives, policies, and restrictions of the Fund into which it was reorganized. However, potential investors in the Income Equity Fund, and the Bond Fund should be aware that both the nature and amount of fees and expenses of the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio differ from the Fund into which the respective IRA Fund Portfolios were reorganized. See "Management of the Group Investment Adviser" and the Statements of Operations in the Financial Statements with respect to the Income Equity Fund, and the Bond Fund and the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio for the applicable period ended July 31, 1989 and June 22, 1988 contained in this Statement of Additional Information.

         Each Equity Fund and Income Fund offered a single class of shares throughout the periods shown below. The performance figures relating to the Investor Shares have been adjusted, however, to give effect to the sales charge and distribution fee to which the Investor Shares are subject. Because only Investor Shares bear the expense of the fee, if any, under the Distribution Plan and a sales charge, total return and yield relating to a Fund's Investor Shares will be lower than that relating to the Funds' Fiduciary Shares.


         For the one year period ended July 31, 1996, the average annual total return of the Investor and Fiduciary Shares of the Income Equity Fund was 12.93% (18.21% without a load) and 18.25%, respectively, and of the Bond Fund was 1.79% (4.95% without a load) and 4.81%, respectively. For the five-year period ended July 31, 1996, the average annual total return of the Investor and Fiduciary Shares of the Income Equity Fund was 11.99% (13.02% without a load) and 12.98%, respectively, and of the Bond Fund was 6.15% (6.80% without a load) and 6.95%, respectively. For the ten year period ended July 31, 1996, the average annual total return of the Investor and Fiduciary Shares of the Income Equity Fund was 12.17% (13.02% without a load) and 12.66%, respectively. For the ten year period ended July 31, 1996, the average annual total return of the Investor and Fiduciary Shares of the Bond Fund was 6.71% (7.03% without a load) and 7.10%, respectively.

         For the one year period ended July 31, 1996, the average annual total return of the Investor and Fiduciary Shares of the Growth Fund was 7.80% (12.88% without a load) and 12.72%, respectively, of the Investor and Fiduciary Shares of the Income and Growth Fund was 9.88% (15.02% without a load) and 15.04%, respectively, of the Investor and Fiduciary Shares of the Balanced Fund was 5.93% (10.94% without a load) and 11.06% respectively, and of the Government Bond Fund was 1.66% (4.79% without a load) and 4.75%, respectively.

         For the period beginning November 18, 1993 (commencement of operations) and ending July 31, 1996, the average annual total return of the Investor Shares and Fiduciary Shares of the Growth Fund was 10.97% (12.87% without a load) and 12.81%, respectively.

         For the period beginning November 14, 1993 (commencement of operations) and ending July 31, 1996, the aggregate total return of the Investor Shares and Fiduciary Shares of the Income and Growth Fund was 11.64% (13.55% without a load) and 13.52%, respectively. For the period beginning November 14, 1993 (commencement of operations) and ending July 31, 1996, the aggregate total return of the Investor Shares and Fiduciary Shares of the Balanced Fund was 7.66% (9.49% without a load) and 9.75%, respectively. For the period beginning November 14, 1993 (commencement of operations) and ending July 31, 1996, the aggregate total return of the Investor Shares and Fiduciary Shares of the Government Bond Fund was 2.38% (3.54% without a load) and 3.78%, respectively.

         Each Fund's respective average annual total return and/or aggregate total return was calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period (utilizing, when appropriate, performance information from the applicable IRA Fund Portfolio prior to June 23, 1988) that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.


         For the thirty-day period ended July 31, 1996, the yield for the Investor and Fiduciary Shares of the Growth Fund was 0.74% (0.77% without a load) and 0.77%, respectively; for the Investor and Fiduciary Shares of the Income and Growth Fund was 1.82% (1.91% without a load) and 1.90%, respectively; for the Investor and Fiduciary Shares of the Income Equity Fund was 2.86% (2.99% without a load) and 2.80%, respectively; for the Investor and Fiduciary Shares of the Balanced Fund was 3.41% (3.57% without a load) and 3.57%, respectively; for the Investor and Fiduciary Shares of the Bond Fund was 5.90% (6.08% without a load) and 6.08%, respectively; and for the Investor and Fiduciary Shares of the Government Bond Fund was 5.93% (6.12% without a load) and 6.12%, respectively. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

         Standardized Yield = 2 [(a-b + 1)6 - 1]
                                ----------------
                                       cd

The symbols above represent the following factors:

a =      dividends and interest earned during the 30-day period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. Because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

         For the one year period ended July 31, 1996, the distribution rate (including capital gains and excluding a sales charge) of the Income Equity Fund was 7.57% for Investor Shares and 7.58% for Fiduciary Shares and of the Bond Fund was 6.37% for Investor Shares and 6.32% for Fiduciary Shares. For the one year period ended July 31, 1996, the distribution rate (excluding capital gains and a sales charge) of the Income Equity Fund was 2.94% for the Investor and Fiduciary Shares, and of the Bond Fund was 6.37 for the Investor Shares and 6.32% for the Fiduciary Shares. For the one year period ended July 31, 1996, the distribution rate (including capital gains and a sales load) of the Income Equity Fund was 7.23% and of the Bond Fund was 6.18%. For the one year period ended July 31, 1996 the distribution rate (excluding capital gains and including a load) of the Income Equity Fund was 2.80% and of the Bond Fund was 6.18%. The distribution rate for each Fund is determined by dividing the income distributions and, where the distribution rate includes capital gains distributions, capital gains distributions on a Share of the Fund over a twelve-month period by the per Share net asset value of the Fund on the last day of the period and annualized in the case of Funds which have not had a full year of results.


         All performance information presented is based on past performance and does not predict future performance.

MISCELLANEOUS

         The Group is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) the Group is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Group at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Group. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Group stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Group will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         The Group is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Group.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.


         The 1996 Annual Report to Shareholders of the Group is incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 1996. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.


         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.



         As of October 17, 1996, the Group believes that the trustees and officers of the Group, as a group, owned less than one percent of the Shares of any Fund of the Group. As of October 17, 1996, the Group believes that Union Bank of California was the shareholder of record of 87.48% of the Fiduciary Shares of the Growth Fund, 94.67% of the Fiduciary Shares of the Income and Growth Fund, 72.99% of the Fiduciary Shares of the Income Equity Fund, 97.77% of the Fiduciary Shares of the Balanced Fund, 88.46% of the Fiduciary Shares of the Bond Fund, 63.35% of the Fiduciary Shares of the Government Bond Fund, 97.90% of the Fiduciary Shares of the Tax-Free Fund, 94.37% of the Fiduciary Shares of the U.S. Government Obligations Fund, 93.45% of the Fiduciary Shares of the Diversified Obligations Fund, 94.42% of the Fiduciary Shares of the 100% U.S. Treasury Obligations Fund and substantially all of the Fiduciary Shares of the California Tax-Free Fund. As of October 17, 1996, the Group believes that Union Bank of California had voting power with respect to 61.60% of the Growth Fund Fiduciary Shares, 43.53% of the Income Equity Fund Fiduciary Shares, 39.55% of the Balanced Fund Fiduciary Shares, 47.32% of the Bond Fund Fiduciary Shares, 15.11% of the Diversified Obligations Fund Fiduciary Shares, 17.19% of the 100% U.S. Treasury Fund Fiduciary Shares, 19.45% of the California Tax-Free Fund Fiduciary Shares, 25.08% of the Tax-Free Fund Fiduciary Shares and 7.13% of the Income and Growth Fund Fiduciary Shares.

         The table below indicates each additional person known by the Group to own beneficially 5% or more of the Shares of the following Funds of the Group as of October 17, 1996:

                                    5% OR MORE BENEFICIAL OWNERS

                                                                                              PERCENT OF
                                                                                              BENEFICIAL
NAME AND ADDRESS                                                                               OWNERSHIP
----------------                                                                              ----------

                                           GROWTH FUND

                                         INVESTOR SHARES

National Financial Services                                                                          7.35%
Corporation for the Exclusive
Benefit of Our Customers and
Bill S. Tsutagawa
Yuriko Tsutagawa
2242 Valley Rd.
Oceanside, CA  92056

National Financial Services                                                                         12.32%
Corporation for the Exclusive
Benefit of Our Customers and
IRA of John A. Dito
550 S. Hope St. 2000
Los Angeles, CA  90071

National Financial Services                                                                          5.67%
Corporation for the Exclusive
Benefit of Our Customers and
Douglas S. Querin
4228 SW Selling Court
Portland, OR  97221

                                               FIDUCIARY SHARES

Union Bank of California, N.A.                                                                      32.93%
Capital Accumulation Plan
400 California St.
San Francisco, CA 94104

 Union Bank of California N.A.                                                                      17.61%
Personal Retirement Options Plan
400 California St.
San Francisco, CA 94104

                                              INCOME AND GROWTH FUND
                                                  INVESTOR SHARES

 National Financial Services                                                                         8.57%
Corporation for the Exclusive
Benefit of Our Customers
Attn:  Gary Frankowski
Church Street Station
P.O. Box 3908
New York, NY  10008-3908

National Financial Services                                                                          8.58%
Corporation for the Exclusive
Benefit of Our Customers and
Thomas Walker Gammill,
Trustee
The Gammill Family Trust
1948 Braeburn Street
Altadena, CA  91101

National Financial Services                                                                         27.63%
Corporation for the Exclusive
Benefit of Our Customers and
Bill S. Tsutagawa
Yuriko Tsutagawa
2242 Valley Rd.
Oceanside, CA  92056


                                                FIDUCIARY SHARES

EBT/Employee Benefits                                                                                5.92%
Accounting
ATTN:  Joyce Carroll
475 Sansome Street, 12th Floor
San Francisco, CA  94111

United Alloys Inc. Profit Sharing Plan                                                               7.18%
900 East Slauson Ave.
Los Angeles, CA 90011

Dick's Towing & Road Service                                                                         7.73%
2012 South 146th Street
Seattle, WA 98168

Newport Adhesive & Composites Inc.                                                                   5.79%
Qualified Retirement Plan
1822 Reynolds Ave.
Irvine, CA 92714


                                                INCOME EQUITY FUND
                                                  INVESTOR SHARES

 National Financial Services                                                                         9.76%
Corporation for the Exclusive
Benefit of Our Customers and
Richard W. Killion
c/o Killion Industries
2811 La Mirada Dr.
Vista, CA  92083

                                                 FIDUCIARY SHARES

Union Bank of California N.A.                                                                       18.27%
Capital Accumulation Plan
400 California St.
San Francisco, CA 94104

 Union Bank of California  N.A.                                                                      8.67%
Personal Retirement  Options Plan
400 California St.
San Francisco, CA 94104


                                               BALANCED FUND
                                              INVESTOR SHARES

National Financial Services                                                                          8.03%
Corporation for the Exclusive
Benefit of Our Customers and
Rosalind Fahmy
2691 Pocatello
Rolland Heights, CA  91748

National Financial Services                                                                         46.62%
Corporation for the Exclusive
Benefit of Our Customers and
John F. Roach
587 Perugia Way
Los Angeles, CA  90077

National Financial Services                                                                          5.73%
Corporation for the Exclusive
Benefit of Our Customers and
Yoko Fujii, Trustee
Tadashi Yoko Fujii
1405 Lamont Ave.
Thousand Oaks, CA  91362

                                                 FIDUCIARY SHARES

Union Bank of California N.A.                                                                       25.44%
Capital Accumulation Plan
400 California St.
San Francisco, CA 94104

 Union Bank of California N.A.                                                                      12.55%
Personal Retirement Options Plan
400 California St.
San Francisco, CA 94104

EBT/Employee Benefits                                                                                6.54%
Accounting
Attn:  Joyce Carroll
475 Sansome Street, 12th Floor
San Francisco, CA  94111

                                                     BOND FUND
                                                  INVESTOR SHARES

National Financial Services                                                                         23.28%
Corporation for the Exclusive
Benefit of Our Customers and
Mildred Walsh
Stephanie McGowan
3701 E. Valley St.
Seattle, WA  98112

National Financial Services                                                                          6.35%
Corporation for the Exclusive
Benefit of Our Customers and
IRA of Charles L. Masingill
2218 Windward Lane
Newport, CA  92660

National Financial Services                                                                          5.82%
Corporation for the Exclusive
Benefit of Our Customers and
Wallace Allred
Norma Allred
2250 N. Broadway, No. 48
Escondido, CA  92026


National Financial Services                                                                          6.22%
Corporation for the Exclusive
Benefit of Our Customers and
IRA of James Harris
1212 Christian Valley Rd.
Auburn, CA  95602


National Financial Services                                                                          8.08%
Corporation for the Exclusive
Benefit of Our Customers and
Frederick V. Betts
800 Financial Center
1215 Fourth Ave.
Seattle, WA  98161

National Financial Services                                                                          5.84%
Corporation for the Exclusive
Benefit of Our Customers and
Marla J. Arata
7801 Oakmont Drive
Modesto, CA  95356

                                                 FIDUCIARY SHARES

Union Bank of California N.A.                                                                       12.12%
Capital Accumulation Plan
400 California St.
San Francisco, CA 94104

 Union Bank of California N.A.                                                                       6.03%
Personal Retirement Options Plan
400 California St.
San Francisco, CA 94104

                                               GOVERNMENT BOND FUND
                                                  INVESTOR SHARES

National Financial Services                                                                         85.17%
Corporation for the Exclusive
Benefit of Our Customers and
Chapa-De Indian Health
Program Inc.
11670 Atwood Rd.
Auburn, CA  95603


                                               FIDUCIARY SHARES

United Alloys Inc. Profit Sharing Plan                                                              14.01%
900 East Slauson Ave.
Los Angeles, CA 90011

Northwest Plywood Sales                                                                              5.28%
Attn:  Mel Hartmeier
P.O. Box 25277
Portland, OR  97225

                                           DIVERSIFIED OBLIGATIONS FUND
                                                  INVESTOR SHARES

National Financial Services                                                                         98.36%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908


                                                 FIDUCIARY SHARES

[None.]


                                         U.S. GOVERNMENT OBLIGATIONS FUND
                                                  INVESTOR SHARES

National Financial Services                                                                         83.50%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908

RIC Advisor Inc.                                                                                     6.77%
Defined Benefit Pension Plan
140 N. Escondido Blvd.
Escondido, CA  92025


                                               FIDUCIARY SHARES

Spitzel/Anderson Escrow                                                                              7.45%
3700 Wilshire Blvd. #820
Los Angeles, CA  90010

 The Macneal-Schwendler Corp.                                                                        5.34%
 815 Colorado Blvd.
 Los Angeles, CA  90041

Pac West Center, #2850                                                                               5.19%
1211 SW 5th Avenue
Portland, OR  97204

Joseph A. Brislin                                                                                   13.39%
6825 S.W. Sandburg Street
Tigard, OR  97223

EBT/Employee Benefits                                                                                6.02%
Accounting
Attn:  Joyce Carroll
475 Sansome Street, 12th Floor
San Francisco, CA  94111


                                        100% U.S. TREASURY OBLIGATIONS FUND

                                                  INVESTOR SHARES

National Financial Services                                                                         98.61%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908


                                                 FIDUCIARY SHARES

[None.]


                                            CALIFORNIA TAX-FREE FUND



                                                INVESTOR SHARES

National Financial Services                                                                          95.22
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908


                                                 FIDUCIARY SHARES

[None.]


                                                   TAX-FREE FUND

                                                  INVESTOR SHARES

 National Financial Services                                                                       100.00%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908


                                                 FIDUCIARY SHARES

 Ms. Lola Klug                                                                                       5.36%
 13310 North East Vine Maple Road
 Brush Prairie, WA  98606


          As of October 17, 1996, the Lutheran Services Foundation, 2424 S. Fremont Ave., Alhambra, CA 91803 owned 13.51% and Michael Rizzuto, 1975 E. Heather Cir., Brea, CA 92621 owned 12.97% of the Fiduciary Shares of the Government Bond Fund. No person other than Union Bank of California and the beneficial owners listed above own as of record more than 5% of the Fiduciary or Investor Shares of a Fund.

                                APPENDIX

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Advisor with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Advisor and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

-Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+ High credit quality . Protection factors are strong. AA Risk is modest but may vary slightly from time to time A- because of economic conditions.

         A+ Protection factors are average but adequate. However, A risk factors are more variable and greater in periods A- of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Thomson's description of its three highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed):

         AAA The highest category; indicates ability to repay principal and interest on a timely basis is very high.

         AA The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                    -  Leading market positions in well-established industries.

                    -  High rates of return on funds employed.

                    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.



         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A+ Obligations supported by the highest capacity for timely repayment.

         A1 Obligations supported by a very strong capacity for timely repayment.

         A2 Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson's description of its three highest short-term ratings:

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3                      The lowest investment grade category;
                                    indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1               This designation denotes best quality. There is
                           present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2               This designation denotes high quality. Margins of
                           protection are ample although not so large as in the preceding group.


S&P's description of its two highest municipal note ratings:

         SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2              Satisfactory capacity to pay principal and interest.

REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE HIGHMARK GROUP

We have audited the accompanying statements of assets and liabilities including the schedules of portfolio investments of The HighMark Group (the "Funds"), including Diversified Obligations Fund, U.S. Government Obligations Fund, 100% U.S. Treasury Obligations Fund, California Tax-Free Fund, Tax-Free Fund, Bond Fund, Government Bond Fund, Income Equity Fund, Balanced Fund, Growth Fund, and Income & Growth Fund, as of July 31, 1996, the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the other years presented and the statement of changes in net assets for the year ended July 31, 1995 were audited by other auditors whose report, dated September 22, 1995, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Funds at July 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Dayton, Ohio
September 13, 1996

                                      LOGO
                                       24
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

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1996
                              Amounts in Thousands

                                                                                           100% U.S.
                                                          DIVERSIFIED   U.S. GOVERNMENT    TREASURY     CALIFORNIA
                                                          OBLIGATIONS     OBLIGATIONS     OBLIGATIONS    TAX-FREE     TAX-FREE
                                                             FUND            FUND            FUND          FUND         FUND
                                                          -----------   ---------------   -----------   -----------   --------
               ASSETS:
Investments in securities, at amortized cost............   $ 413,900       $ 188,438       $ 274,306     $  148,504   $43,994
Repurchase agreements, at cost..........................      21,502          39,183              --             --        --
                                                            --------        --------        --------       --------   -------
  Total Investments.....................................     435,402         227,621         274,306        148,504    43,994
Cash....................................................           3              16              --            897       215
Interest receivable.....................................       2,256             557             910            432       158
Receivable from brokers for investments sold............          --              --              --          2,500        --
Prepaid expenses and other assets.......................          14              17              12             10         1
                                                            --------        --------        --------       --------   -------
    Total Assets........................................     437,675         228,211         275,228        152,343    44,368
                                                            --------        --------        --------       --------   -------
               LIABILITIES:
Distributions payable...................................       1,690             863           1,088            287        78
Payable to brokers for investments purchased............       5,000              --              --             --        --
Accrued expenses and other payables:
  Investment advisory fees..............................         143              76              98             31        12
  Administration fees...................................          19              10              12              5         1
  Shareholder services fees.............................           1               1               1              1        --
  Custodian, accounting and transfer agent fees.........          26              26              13             14        13
  Other.................................................          69              38              53             26         7
                                                            --------        --------        --------       --------   -------
    Total Liabilities...................................       6,948           1,014           1,265            364       111
                                                            --------        --------        --------       --------   -------
               NET ASSETS:
Capital.................................................     431,097         227,373         273,958        152,028    44,273
Accumulated undistributed net realized gains (losses) on
  investment transactions...............................        (370)           (176)              5            (49)      (16)
                                                            --------        --------        --------       --------   -------
    Net Assets..........................................   $ 430,727       $ 227,197       $ 273,963     $  151,979   $44,257
                                                            ========        ========        ========       ========   =======
Net Assets
  Investor..............................................   $ 185,952       $  75,714       $ 100,623     $   53,627   $16,148
  Fiduciary.............................................     244,775         151,483         173,340         98,352    28,109
                                                            --------        --------        --------       --------   -------
    Total...............................................   $ 430,727       $ 227,197       $ 273,963     $  151,979   $44,257
                                                            ========        ========        ========       ========   =======
Outstanding units of beneficial interest (shares)
  Investor..............................................     186,031          75,727         100,626         53,639    16,153
  Fiduciary.............................................     245,066         151,646         173,332         98,389    28,120
                                                            --------        --------        --------       --------   -------
    Total...............................................     431,097         227,373         273,958        152,028    44,273
                                                            ========        ========        ========       ========   =======
Net asset value -- offering and redemption price per
  share
  Investor..............................................   $    1.00       $    1.00       $    1.00     $     1.00   $  1.00
  Fiduciary.............................................        1.00            1.00            1.00           1.00      1.00
                                                            ========        ========        ========       ========   =======

                       See notes to financial statements.

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                                       25
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

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1996
                              Amounts in Thousands

                                                                                                             INCOME
                                                                                   BOND      GOVERNMENT      EQUITY
                                                                                   FUND      BOND FUND        FUND
                                                                                 --------    ----------    ----------
               ASSETS:
Investments in securities, at value (cost $59,354; $4,334; and $232,422,
  respectively)...............................................................   $ 58,799      $4,295       $ 266,771
Repurchase agreements, at cost................................................      2,237         121           4,858
                                                                                  -------      ------        --------
    Total Investments.........................................................     61,036       4,416         271,629
Interest and dividends receivable.............................................        912          94             796
Receivable from brokers for investments sold..................................         --          --           2,930
Prepaid expenses and other assets.............................................          2          12               6
                                                                                  -------      ------        --------
    Total Assets..............................................................     61,950       4,522         275,361
                                                                                  -------      ------        --------
               LIABILITIES:
Distributions payable.........................................................        319          24             586
Payable for capital shares redeemed...........................................         42          --              --
Payable to brokers for investments purchased..................................         --          --           1,726
Accrued expenses and other payables:
  Investment advisory fees....................................................         23          --             154
  Administration fees.........................................................          2          --              12
  Custodian, accounting and transfer agent fees...............................         15           5              21
  Other.......................................................................         18           3              59
                                                                                  -------      ------        --------
    Total Liabilities.........................................................        419          32           2,558
                                                                                  -------      ------        --------
               NET ASSETS:
Capital.......................................................................     65,254       4,837         223,480
Net unrealized appreciation (depreciation) on investments.....................       (555)        (39)         34,349
Undistributed net investment income...........................................         32           2              --
Accumulated undistributed net realized gains (losses) on investment
  transactions................................................................     (3,200)       (310)         14,974
                                                                                  -------      ------        --------
    Net Assets................................................................   $ 61,531      $4,490       $ 272,803
                                                                                  =======      ======        ========
Net Assets
  Investor....................................................................   $  1,157      $1,104       $  10,143
  Fiduciary...................................................................     60,374       3,386         262,660
                                                                                  -------      ------        --------
    Total.....................................................................   $ 61,531      $4,490       $ 272,803
                                                                                  =======      ======        ========
Outstanding units of beneficial interest (shares)
  Investor....................................................................        114         119             710
  Fiduciary...................................................................      5,900         362          18,413
                                                                                  -------      ------        --------
    Total.....................................................................      6,014         481          19,123
                                                                                  =======      ======        ========
Net asset value
  Investor -- redemption price per share......................................   $  10.15      $ 9.28       $   14.29
  Fiduciary -- offering and redemption price per share........................      10.23        9.35           14.27
                                                                                  =======      ======        ========
Maximum Sales Charge (Investor Shares)........................................       3.00%       3.00%           4.50%
                                                                                  =======      ======        ========
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of net asset value
  adjusted to nearest cent) per share (Investor Shares).......................   $  10.46      $ 9.57       $   14.96
                                                                                  =======      ======        ========

                       See notes to financial statements.

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

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1996
                              Amounts in Thousands

                                                                                                           INCOME &
                                                                                    BALANCED    GROWTH      GROWTH
                                                                                      FUND       FUND        FUND
                                                                                    --------    -------    --------
               ASSETS:
Investments in securities, at value (cost $32,159; $39,610; and $4,969,
  respectively)..................................................................   $36,273     $43,527     $6,022
Repurchase agreements, at cost...................................................     3,787         900        386
                                                                                    ---------   ---------  -------
    Total Investments............................................................    40,060      44,427      6,408
Interest and dividends receivable................................................       278          55         12
Receivable from brokers for investments sold.....................................        --         216         --
Prepaid expenses.................................................................         9           5          5
                                                                                    ---------   ---------  -------
    Total Assets.................................................................    40,347      44,703      6,425
                                                                                    ---------   ---------  -------
               LIABILITIES:
Distributions payable............................................................       118          28          9
Payable to brokers for investments purchased.....................................        --         301         --
Accrued expenses and other payables:
  Investment advisory fees.......................................................        20          21         --
  Administration fees............................................................         2           2         --
  Custodian, accounting and transfer agent fees..................................         5           5          6
  Other..........................................................................         6           8          3
                                                                                    ---------   ---------  -------
    Total Liabilities............................................................       151         365         18
                                                                                    ---------   ---------  -------
               NET ASSETS:
Capital..........................................................................    35,830      38,047      5,100
Net unrealized appreciation on investments.......................................     4,114       3,917      1,053
Undistributed net investment income..............................................         1          --         --
Accumulated undistributed net realized gains on investment transactions..........       251       2,374        254
                                                                                    ---------   ---------  -------
    Net Assets...................................................................   $40,196     $44,338     $6,407
                                                                                    =========   =========  =======
Net Assets
  Investor.......................................................................   $   694     $ 2,843     $  394
  Fiduciary......................................................................    39,502      41,495      6,013
                                                                                    ---------   ---------  -------
    Total........................................................................   $40,196     $44,338     $6,407
                                                                                    =========   =========  =======
Outstanding units of beneficial interest (shares)
  Investor.......................................................................        60         226         31
  Fiduciary......................................................................     3,392       3,300        480
                                                                                    ---------   ---------  -------
    Total........................................................................     3,452       3,526        511
                                                                                    =========   =========  =======
Net asset value
  Investor -- redemption price per share.........................................   $ 11.56     $ 12.60     $12.52
  Fiduciary -- offering and redemption price per share...........................     11.64       12.58      12.51
                                                                                    =========   =========  =======
Maximum Sales Charge (Investor Shares)...........................................      4.50%       4.50%      4.50%
                                                                                    =========   =========  =======
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of net asset value
  adjusted to nearest cent) per share (Investor Shares)..........................   $ 12.10     $ 13.19     $13.11
                                                                                    =========   =========  =======

                       See notes to financial statements.

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

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1996
                              Amounts in Thousands

                                                                    U.S.       100% U.S.
                                                   DIVERSIFIED   GOVERNMENT    TREASURY     CALIFORNIA
                                                   OBLIGATIONS   OBLIGATIONS  OBLIGATIONS    TAX-FREE    TAX-FREE
                                                      FUND          FUND         FUND          FUND        FUND
                                                   -----------   ----------   -----------   ----------   --------
INVESTMENT INCOME:
Interest income..................................    $22,468      $ 13,070      $16,193       $5,301      $1,554
                                                     -------       -------      -------       ------      ------
    Total Income.................................     22,468        13,070       16,193        5,301       1,554
                                                     -------       -------      -------       ------      ------
EXPENSES:
Investment advisory fees.........................      1,591           944        1,203          618         172
Administration fees..............................        795           472          602          309          86
Distribution fees (Investor shares)..............        396           194          267          122          36
Shareholder services fees........................        994           590          752          386         108
Custodian and accounting fees....................        264           181          177          121          83
Legal and audit fees.............................         63            37           52           29           5
Trustees' fees and expenses......................         11             7            9            5           1
Transfer agent fees..............................         89            44           50           47          34
Registration and filing fees.....................         47            16           28            5           4
Printing costs...................................         51            69           42           23           6
Other............................................         13             7            9            4           2
                                                     -------       -------      -------       ------      ------
    Total Expenses...............................      4,314         2,561        3,191        1,669         537
Expenses voluntarily reduced.....................     (1,327)         (739)        (978)        (824)       (207)
                                                     -------       -------      -------       ------      ------
    Net Expenses.................................      2,987         1,822        2,213          845         330
                                                     -------       -------      -------       ------      ------
Net Investment Income............................     19,481        11,248       13,980        4,456       1,224
                                                     -------       -------      -------       ------      ------
REALIZED GAINS ON INVESTMENTS:
Net realized gains (losses) on investments.......         16            15          (51)          --          --
                                                     -------       -------      -------       ------      ------
Change in net assets resulting from operations...    $19,497      $ 11,263      $13,929       $4,456      $1,224
                                                     =======       =======      =======       ======      ======

                       See notes to financial statements.

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

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1996
                             Amounts in Thousands

                                                                                  GOVERNMENT      INCOME
                                                                         BOND        BOND         EQUITY
                                                                         FUND        FUND          FUND
                                                                        ------    ----------    ----------
INVESTMENT INCOME:
Interest income......................................................   $4,316       $304        $     425
Dividend income......................................................       --         --            9,943
                                                                        ------       ----          -------
  Total Income.......................................................    4,316        304           10,368
                                                                        ------       ----          -------
EXPENSES:
Investment advisory fees.............................................      534         43            1,755
Administration fees..................................................      123          9              521
Distribution fees (Investor shares)..................................        2          2               20
Shareholder services fees............................................      154         11              651
Custodian and accounting fees........................................       85         64              174
Legal and audit fees.................................................       10          3               44
Trustees' fees and expenses..........................................        2         --                7
Transfer agent fees..................................................       54         32              106
Registration and filing fees.........................................        6          1               19
Printing costs.......................................................       22          2               47
Other................................................................        3         --                8
                                                                        ------       ----          -------
    Total Expenses...................................................      995        167            3,352
Expenses voluntarily reduced.........................................     (445)       (87)            (666)
                                                                        ------       ----          -------
    Total expenses before expense reimbursements.....................      550         80            2,686
    Expense reimbursements...........................................       --        (43)              --
                                                                        ------       ----          -------
    Net Expenses.....................................................      550         37            2,686
                                                                        ------       ----          -------
Net Investment Income................................................    3,766        267            7,682
                                                                        ------       ----          -------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions...............     (369)        (8)          19,384
Net change in unrealized appreciation (depreciation) on
  investments........................................................     (465)       (67)          13,911
                                                                        ------       ----          -------
Net realized/unrealized gains (losses) on investments................     (834)       (75)          33,295
                                                                        ------       ----          -------
Change in net assets resulting from operations.......................   $2,932       $192        $  40,977
                                                                        ======       ====          =======

                       See notes to financial statements.

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

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1996
                             Amounts in Thousands

                                                                                                INCOME &
                                                                          BALANCED    GROWTH     GROWTH
                                                                            FUND       FUND       FUND
                                                                          --------    ------    --------
INVESTMENT INCOME:
Interest income........................................................    $  996     $  82       $ 21
Dividend income........................................................       549       607        163
                                                                           ------     ------    ------
  Total Income.........................................................     1,545       689        184
                                                                           ------     ------    ------
EXPENSES:
Investment advisory fees...............................................       348       362         62
Administration fees....................................................        70        72         12
Distribution fees (Investor shares)....................................         2         5          1
Shareholder services fees..............................................        87        90         16
Custodian and accounting fees..........................................        64        78         74
Legal and audit fees...................................................         6         6          3
Trustees' fees and expenses............................................         1         1         --
Transfer agent fees....................................................        33        42         33
Registration and filing fees...........................................         3         4          1
Printing costs.........................................................         6         6         --
Other..................................................................         1         2         --
                                                                           ------     ------    ------
    Total Expenses.....................................................       621       668        202
Expenses voluntarily reduced...........................................      (293)     (333 )     (119)
                                                                           ------     ------    ------
    Total expenses before expense reimbursements.......................       328       335         83
    Expense reimbursements.............................................        --        --        (23)
                                                                           ------     ------    ------
    Net Expenses.......................................................       328       335         60
                                                                           ------     ------    ------
Net Investment Income..................................................     1,217       354        124
                                                                           ------     ------    ------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investment transactions..........................       446     3,272        628
Net change in unrealized appreciation on investments...................     1,716       155         56
                                                                           ------     ------    ------
Net realized/unrealized gains on investments...........................     2,162     3,427        684
                                                                           ------     ------    ------
Change in net assets resulting from operations.........................    $3,379     $3,781      $808
                                                                           ======     ======    ======

                       See notes to financial statements.

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

                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                                         DIVERSIFIED                 U.S. GOVERNMENT
                                                       OBLIGATIONS FUND              OBLIGATIONS FUND
                                                  --------------------------    --------------------------
                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                   JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                                     1996           1995           1996           1995
                                                  -----------    -----------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................... $    19,481    $    17,476    $    11,248    $     8,697
  Net realized gains (losses) on investment
    transactions.................................          16            (29)            15             34
                                                  -----------    -----------    -----------    -----------
Change in net assets resulting from operations...      19,497         17,447         11,263          8,731
                                                  -----------    -----------    -----------    -----------
DISTRIBUTIONS TO INVESTOR SHAREHOLDERS:
  From net investment income.....................      (7,738)        (5,516)        (3,707)        (2,084)
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
  From net investment income.....................     (11,743)       (11,960)        (7,541)        (6,613)
                                                  -----------    -----------    -----------    -----------
Change in net assets from shareholder
  distributions..................................     (19,481)       (17,476)       (11,248)        (8,697)
                                                  -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued....................   1,943,043      1,562,243      1,933,728      1,760,626
  Dividends reinvested...........................       7,326          4,915          3,487          1,950
  Cost of shares redeemed........................  (1,918,325)    (1,473,121)    (1,918,254)    (1,740,538)
                                                  -----------    -----------    -----------    -----------
Change in net assets from share transactions.....      32,044         94,037         18,961         22,038
                                                  -----------    -----------    -----------    -----------
Change in net assets.............................      32,060         94,008         18,976         22,072
NET ASSETS:
  Beginning of period............................     398,667        304,659        208,221        186,149
                                                  -----------    -----------    -----------    -----------
  End of period.................................. $   430,727    $   398,667    $   227,197    $   208,221
                                                  ===========    ===========    ===========    ===========

                       See notes to financial statements.

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

                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                     100% U.S. TREASURY           CALIFORNIA
                                      OBLIGATIONS FUND          TAX-FREE FUND           TAX-FREE FUND
                                   -----------------------  ----------------------  ----------------------
                                   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                    JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                      1996         1995        1996        1995        1996        1995
                                   -----------  ----------  ----------  ----------  ----------  ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income........... $    13,980  $  10,640   $   4,456   $   4,619   $   1,224   $   1,405
  Net realized gains (losses) on
    investment transactions.......         (51)        57          --         (23)        --          (13)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets resulting
  from operations.................      13,929     10,697       4,456       4,596       1,224       1,392
                                    ----------  ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS TO INVESTOR
  SHAREHOLDERS:
  From net investment income......      (4,948)    (2,706)     (1,404)     (1,089)       (400)       (422)
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
  From net investment income......      (9,032)    (7,934)     (3,052)     (3,530)       (824)       (983)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets from
  shareholder distributions.......     (13,980)   (10,640)     (4,456)     (4,619)     (1,224)     (1,405)
                                    ----------  ---------   ---------   ---------   ---------   ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....   1,004,680    736,668     343,893     354,814     132,220     156,974
  Dividends reinvested............       4,571      2,106       1,425       1,035         419         429
  Cost of shares redeemed.........  (1,014,501)  (659,445)   (339,625)   (356,054)   (131,897)   (164,192)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets from share
  transactions....................      (5,250)    79,329       5,693        (205)        742      (6,789)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets..............      (5,301)    79,386       5,693        (228)        742      (6,802)
NET ASSETS:
  Beginning of period.............     279,264    199,878     146,286     146,514      43,515      50,317
                                    ----------  ---------   ---------   ---------   ---------   ---------
  End of period................... $   273,963  $ 279,264   $ 151,979   $ 146,286   $  44,257   $  43,515
                                    ==========  =========   =========   =========   =========   =========

                       See notes to financial statements.

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                                       32
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

                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                          BOND FUND          GOVERNMENT BOND FUND     INCOME EQUITY FUND
                                    ----------------------  ----------------------  ----------------------
                                    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                       1996        1995        1996        1995        1996        1995
                                    ----------  ----------  ----------  ----------  ----------  ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............  $  3,766    $  3,824     $  267     $    294    $  7,682    $  7,595
  Net realized gains (losses) on
    investment transactions........      (369)     (1,512)        (8)         (55)     19,384       8,944
  Net change in unrealized
    appreciation (depreciation) on
    investments....................      (465)      3,052        (67)          79      13,911      17,456
                                     --------    --------    -------     --------    --------    --------
Change in net assets resulting from
  operations.......................     2,932       5,364        192          318      40,977      33,995
                                     --------    --------    -------     --------    --------    --------
DISTRIBUTIONS TO INVESTOR
  SHAREHOLDERS:
  From net investment income.......       (63)        (18)       (53)          (3)       (239)        (43)
  From net realized gains on
    investments....................        (1)         --         --           --        (277)        (16)
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
  From net investment income.......    (3,703)     (3,806)      (214)        (291)     (7,443)     (7,552)
  From net realized gains on
    investments....................       (32)         --         (2)          --     (11,279)     (7,309)
                                     --------    --------    -------     --------    --------    --------
Change in net assets from
  shareholder distributions........    (3,799)     (3,824)      (269)        (294)    (19,238)    (14,920)
                                     --------    --------    -------     --------    --------    --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    15,630      11,393      1,352        1,376      63,282      36,043
  Dividends reinvested.............     3,043       3,125        266          297      17,495      13,535
  Cost of shares redeemed..........   (16,591)    (19,934)    (1,035)      (2,884)    (54,919)    (56,799)
                                     --------    --------    -------     --------    --------    --------
Change in net assets from share
  transactions.....................     2,082      (5,416)       583       (1,211)     25,858      (7,221)
                                     --------    --------    -------     --------    --------    --------
Change in net assets...............     1,215      (3,876)       506       (1,187)     47,597      11,854
NET ASSETS:
  Beginning of period..............    60,316      64,192      3,984        5,171     225,206     213,352
                                     --------    --------    -------     --------    --------    --------
  End of period....................  $ 61,531    $ 60,316     $4,490     $  3,984    $272,803    $225,206
                                     ========    ========    =======     ========    ========    ========

                       See notes to financial statements.

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                                       33
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

                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                        BALANCED FUND            GROWTH FUND         INCOME & GROWTH FUND
                                    ----------------------  ----------------------  ----------------------
                                    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                       1996        1995        1996        1995        1996        1995
                                    ----------  ----------  ----------  ----------  ----------  ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............  $  1,217    $    992    $    354    $    272     $  124      $  133
  Net realized gains on investment
    transactions...................       446          21       3,272         915        628          42
  Net change in unrealized
    appreciation on investments....     1,716       2,804         155       3,752         56         961
                                      -------     -------     -------     -------     ------     -------
Change in net assets resulting from
  operations.......................     3,379       3,817       3,781       4,939        808       1,136
                                      -------     -------     -------     -------     ------     -------
DISTRIBUTIONS TO INVESTOR
  SHAREHOLDERS:
  From net investment income.......       (23)         (3)        (21)         (5)        (6)         (1)
  From net realized gains on
    investments....................        --          --         (94)         (3)       (14)         --
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
  From net investment income.......    (1,194)       (989)       (333)       (267)      (118)       (132)
  From net realized gains on
    investments....................        (2)         --      (1,566)       (240)      (314)         --
                                      -------     -------     -------     -------     ------     -------
Change in net assets from
  shareholder distributions........    (1,219)       (992)     (2,014)       (515)      (452)       (133)
                                      -------     -------     -------     -------     ------     -------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    15,840      10,356      19,239       9,727      2,923       1,771
  Dividends reinvested.............     1,172         986       1,965         503        434         127
  Cost of shares redeemed..........    (9,404)     (9,590)     (4,947)     (3,594)    (4,190)       (788)
                                      -------     -------     -------     -------     ------     -------
Change in net assets from share
  transactions.....................     7,608       1,752      16,257       6,636       (833)      1,110
                                      -------     -------     -------     -------     ------     -------
Change in net assets...............     9,768       4,577      18,024      11,060       (477)      2,113
NET ASSETS:
  Beginning of period..............    30,428      25,851      26,314      15,254      6,884       4,771
                                      -------     -------     -------     -------     ------     -------
  End of period....................  $ 40,196    $ 30,428    $ 44,338    $ 26,314     $6,407      $6,884
                                      =======     =======     =======     =======     ======     =======

                       See notes to financial statements.

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                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
CERTIFICATES OF DEPOSIT (23.4%):
Euro Certificates of Deposit (3.7%):
     $ 5,000    Abbey National Treasury
                  Services, 5.72%, 9/11/96...  $  5,000
       6,000    Abbey National Treasury
                  Services, 5.22%, 3/4/97         5,983
       5,000    Bayerische Vereinsbank,
                  5.49%, 11/13/96                 5,001
                                               --------
                                                 15,984
                                               --------
Yankee Certificates of Deposit (19.7%):
      10,000    ABN-AMRO Bank N.V., 5.53%,
                  3/18/97....................     9,996
       5,000    Commerzbank, 5.66%, 4/24/97..     4,997
      10,000    Dresdner Bank, 5.05%,
                  2/26/97....................     9,999
      10,000    Deutsche Bank, 5.57%,
                  3/31/97....................    10,001
       5,000    Rabobank Nederland N.V.,
                  5.82% 8/14/96..............     5,000
      10,000    Sanwa Bank Ltd., 5.62%,
                  10/16/96...................    10,002
      10,000    Society Generale, 5.65%,
                  4/1/97.....................     9,993
       5,000    Society Generale, 5.80%,
                  4/15/97....................     5,002
      10,000    Sumitomo Bank Ltd., 5.48%,
                  8/26/96....................    10,000
       5,000    Sumitomo Bank Ltd., 5.46%,
                  9/3/96.....................     5,000
       5,000    Sumitomo Bank Ltd., 6.01%,
                  10/30/96...................     5,000
                                               --------
                                                 84,990
                                               --------
   Total Certificates of Deposit                100,974
                                               --------

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
                                               --------
COMMERCIAL PAPER/MASTER DEMAND NOTES (67.5%):
Automotive (6.9%):
     $ 5,000    Daimler-Benz North America
                  Corp., 5.35%, 1/6/97.......  $  4,876
       5,000    Daimler-Benz North America
                  Corp., 5.53%, 1/13/97......     4,873
       5,000    Ford Motor Credit Corp.,
                  5.27%, 8/13/96.............     4,991
      10,000    Ford Motor Credit Corp.,
                  5.34%, 8/15/96.............     9,979
       5,000    Ford Motor Credit Corp.,
                  5.42%, 9/6/96..............     4,973
                                               --------
                                                 29,692
                                               --------
Banking (9.2%):
       5,000    ANZ (De) Inc., 5.38%,
                  9/10/96....................     4,970
       5,000    ANZ (De) Inc., 5.40%,
                  9/9/96.....................     4,971
       5,000    ANZ (De) Inc., 5.47%,
                  10/9/96....................     4,948
       5,000    Abbey National North America
                  Inc., 5.54%, 9/25/96.......     4,958
       5,000    Abbey National North America
                  Inc., 5.40%, 12/4/96.......     4,906
       5,000    Commerzbank U.S. Finance
                  Inc., 5.35%, 8/8/96........     4,995
       5,000    Den Danske Corporation Inc.,
                  5.38%, 8/6/96..............     4,996
       5,000    Den Danske Corporation Inc.,
                  5.42%, 10/1/96.............     4,954
                                               --------
                                                 39,698
                                               --------

                                   Continued

                                      LOGO
                                       35
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
COMMERCIAL PAPER/MASTER DEMAND NOTES,
  CONTINUED:
Business Credit Institutions (21.9%):
     $10,000    Alpha Finance Corp., 5.48%,
                  10/11/96...................  $  9,892
      10,000    Assets Securitization
                  Cooperative Corp., 5.37%,
                  8/5/96.....................     9,994
       5,000    Assets Securitization
                  Cooperative Corp., 5.40%,
                  9/17/96....................     4,965
       5,000    Beta Finance Inc., 5.53%,
                  1/3/97.....................     4,881
      10,000    Ciesco, L.P., 5.26%,
                  8/16/96....................     9,978
       5,000    Ciesco, L.P., 5.32%,
                  9/9/96.....................     4,971
       5,200    Corporate Receivables Corp.,
                  5.35%, 8/22/96.............     5,184
      10,000    Corporate Receivables Corp.,
                  5.40%, 9/12/96.............     9,937
       5,000    Corporate Receivables Corp.,
                  5.42%, 10/8/96.............     4,949
       5,000    CXC, Inc., 5.38%, 8/1/96.....     5,000
      10,000    CXC, Inc., 5.40%, 9/3/96.....     9,950
       5,000    Falcon Asset Securitization
                  Corp., 5.40%, 8/19/96......     4,986
       5,000    Falcon Asset Securitization
                  Corp., 5.55%, 1/21/97......     4,867
       5,000    Jet Funding Corp., 5.50%,
                  9/30/96....................     4,954
                                               ---------
                                                 94,508
                                               ---------
Electronic & Electrical--General (4.6%):
      10,000    Panasonic Finance Inc.,
                  5.38%, 9/9/96..............     9,942
      10,000    Panasonic Finance Inc.,
                  5.34%, 9/17/96.............     9,930
                                               ---------
                                                 19,872
                                               ---------
    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
COMMERCIAL PAPER/MASTER DEMAND NOTES,
  CONTINUED:
Insurance (1.2%):
     $ 5,000    TransAmerica Corp., 5.36%,
                  8/9/96.....................  $  4,994
                                               ---------
Mining (1.1%):
       5,000    RTZ America Inc., 5.30%,
                  8/22/96....................     4,985
                                               ---------
Multiple Industry (6.9%):
      10,000    BTR Dunlop Finance Inc.,
                  5.37%, 8/7/96..............     9,991
       5,000    BTR Dunlop Finance Inc.,
                  5.27%, 8/26/96.............     4,982
       5,000    BTR Dunlop Finance Inc.,
                  5.40%, 9/16/96.............     4,965
      10,000    General Electric Capital
                  Corp., 5.29%, 9/5/96.......     9,949
                                               ---------
                                                 29,887
                                               ---------
Retail (3.5%):
       5,000    J.C. Penney Funding Corp.,
                  5.38%, 8/7/96..............     4,996
      10,000    J.C. Penney Funding Corp.,
                  5.34%, 8/29/96.............     9,958
                                               ---------
                                                 14,954
                                               ---------
Technology (1.7%):
       7,200    Hewlett Packard Co., 5.29%,
                  8/27/96....................     7,172
                                               ---------
Tobacco & Tobacco Products (1.2%):
       5,000    B.A.T. Capital Corp., 5.33%,
                  8/16/96....................     4,989
                                               ---------

                                   Continued

                                      LOGO
                                       36
LOGO                    DIVERSIFIED OBLIGATIONS FUND

                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
COMMERCIAL PAPER/MASTER DEMAND NOTES,
  CONTINUED:
Trading Company (3.5%):
     $10,000    Cargill Financial Services
                  Corp. 5.33%, 8/16/96.......  $  9,978
       5,000    Cargill Inc., 5.35%,
                  8/2/96.....................     4,999
                                               ---------
                                                 14,977
                                               ---------
Telecommunications (3.5%):
      10,000    AT&T Corp., 5.30%, 8/8/96....     9,990
       5,000    AT&T Corp., 5.42%, 9/18/96...     4,964
                                               ---------
                                                 14,954
                                               ---------
Utility (2.3%):
      10,000    National Rural Utilities
                  Co-op. Finance Corp.,
                  5.37%, 8/9/96..............     9,988
                                               ---------
   Total Commercial Paper / Master Demand
    Notes                                       290,670
                                               ---------
MEDIUM TERM NOTES/CORPORATE BONDS (2.9%):
Banking (2.3%):
      10,000    Sanwa Business Credit Corp.,
                  5.56%, 12/4/96 *...........    10,000
                                               ---------
    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
Manufacturing--Consumer Goods (0.6%):
     $ 2,500    Gillette Co., 4.75%,
                  8/15/96....................  $  2,499
                                               ---------
   Total Medium Term Notes/Corporate Bonds
                                                 12,499
                                               ---------
U.S. TREASURY BILLS (2.3%):
      10,000    4.62%, 2/6/97................     9,757
                                               ---------
   Total U.S. Treasury Bills                      9,757
                                               ---------
   Total Investments, at value                  413,900
                                               ---------
REPURCHASE AGREEMENTS (5.0%);
      21,502    C.S. First Boston Corp.,
                  5.62%, 8/1/96
                  (Collateralized by 18,006
                  U.S. Treasury Bonds, 8.75%,
                  8/15/20, market value
                  $21,970)...................    21,502
                                               ---------
   Total Repurchase Agreements                   21,502
                                               ---------
   Total                                       $435,402 (a)
                                               ==========

------------
Percentages indicated are based on net assets of $430,727.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on July 31, 1996.

                       See notes to financial statements.

                                      LOGO
                                       37
LOGO                                         DIVERSIFIED OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL               SECURITY             AMORTIZED
   AMOUNT                DESCRIPTION             COST
-------------   -----------------------------  ---------
U.S. TREASURY BILLS (4.3%):
     $10,000    4.62%, 2/6/97................  $  9,757
                                               --------
   Total U.S. Treasury Bills                      9,757
                                               --------
U.S. GOVERNMENT AGENCIES (78.6%):
Federal Home Loan Bank:
       7,500    Discount note, 5.32%,
                  8/14/96....................     7,486
       5,000    Discount note, 5.22%,
                  8/20/96....................     4,986
       5,000    Discount note, 5.31%,
                  9/25/96....................     4,959
       5,000    Discount note, 5.19%,
                  10/15/96...................     4,946
       5,000    Discount note, 5.37%,
                  11/1/96....................     4,931
       5,000    Discount note, 5.25%,
                  11/4/96....................     4,931
       5,000    Discount note, 5.19%,
                  1/14/97....................     4,881
       5,000    Discount note, 5.21%,
                  1/21/97....................     4,875
       4,610    5.26%, 1/29/97...............     4,610
Federal Home Loan Mortgage Corp.:
       5,000    Discount note, 5.34%,
                  9/16/96....................     4,966
Federal National Mortgage Assoc.:
       5,000    Discount note, 5.30%,
                  8/1/96.....................     5,000
       5,000    Discount note, 5.25%,
                  8/15/96....................     4,990
       5,000    Discount note, 5.24%,
                  8/21/96....................     4,985
       5,000    Discount note, 5.33%,
                  9/9/96.....................     4,971
       5,000    Discount note, 5.35%,
                  9/10/96....................     4,970
       5,000    Discount note, 5.34%,
                  9/11/96....................     4,970
      10,000    Discount note, 5.27%,
                  9/17/96....................     9,931
       5,000    Discount note, 5.26%,
                  9/23/96....................     4,961
       5,540    Discount note, 5.30%,
                  9/24/96....................     5,496

  PRINCIPAL               SECURITY             AMORTIZED
   AMOUNT                DESCRIPTION             COST
-------------   -----------------------------  ---------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Federal National Mortgage Assoc., continued:
     $ 5,000    Discount note, 5.38%,
                  10/15/96...................  $  4,944
       5,000    Discount note, 5.29%,
                  12/6/96....................     4,907
       6,940    7.60%, 1/10/97...............     6,999
      20,000    5.30%, 5/5/97 *..............    19,987
Overseas Private Investment Corp.:
      20,000    5.40%, 1/15/09 *.............    20,000
Student Loan Marketing Assoc.:
      10,000    5.57%, 9/23/96 *.............     9,999
      10,000    5.49%, 7/18/97 *.............    10,000
                                               --------
   Total U.S. Government Agencies               178,681
                                               --------
   Total Investments, at value                  188,438
                                               --------
REPURCHASE AGREEMENTS (17.2%):
      39,183    C. S. First Boston Corp.,
                  5.62%, 8/1/96
                (Collateralized by 32,811
                U.S. Treasury Bonds,
                8.75%, 8/15/20, market
                value--$40,034)..............    39,183
                                               --------
   Total Repurchase Agreements                   39,183
                                               --------
   Total                                       $227,621 (a)
                                               ========

------------

Percentages indicated are based on net assets of $227,197.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 1996.

                       See notes to financial statements.

                                      LOGO
                                       38
LOGO                    U.S. GOVERNMENT OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
U.S. TREASURY BILLS (85.5%):
     $ 1,355    4.99%, 8/1/96*...............  $  1,355
      15,000    5.00%, 8/8/96*...............    14,985
       2,303    5.01%, 8/8/96*...............     2,301
       2,226    5.02%, 8/8/96*...............     2,224
       5,000    5.03%, 8/8/96*...............     4,995
       5,000    5.04%, 8/8/96*...............     4,995
      10,192    4.96%, 8/15/96*..............    10,172
       7,425    5.01%, 8/15/96*..............     7,411
       5,000    5.03%, 8/15/96*..............     4,990
       2,777    5.04%, 8/15/96*..............     2,772
       1,067    4.95%, 8/22/96*..............     1,064
      10,000    4.98%, 8/22/96*..............     9,971
      10,000    5.02%, 8/22/96*..............     9,971
       2,000    5.48%, 8/22/96*..............     1,993
       2,500    5.50%, 8/22/96*..............     2,492
       4,744    4.98%, 8/29/96*..............     4,725
      10,000    5.05%, 8/29/96*..............     9,961
       2,023    5.04%, 9/5/96*...............     2,013
         312    5.06%, 9/5/96*...............       310
       4,572    5.07%, 9/5/96*...............     4,550
         865    5.08%, 9/5/96*...............       861
      15,000    5.10%, 9/5/96*...............    14,925
       3,640    5.04%, 9/12/96*..............     3,618
         892    5.07%, 9/12/96*..............       887
       5,000    5.10%, 9/12/96*..............     4,970
       7,703    5.11%, 9/12/96*..............     7,657
       5,225    5.12%, 9/12/96*..............     5,193
         385    5.07%, 9/19/96*..............       382
       6,651    5.09%, 9/19/96*..............     6,605
       5,410    5.11%, 9/19/96*..............     5,373
       4,828    5.13%, 9/19/96*..............  $  4,794

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
U.S. TREASURY BILLS, CONTINUED:
     $ 5,936    5.14%, 9/19/96*..............     5,895
       5,000    5.04%, 10/3/96*..............     4,956
       1,227    5.09%, 10/3/96*..............     1,216
       3,162    5.11%, 10/3/96*..............     3,134
       3,077    5.11%, 10/10/96*.............     3,046
       5,000    5.15%, 10/10/96*.............     4,950
       5,000    5.05%, 10/17/96*.............     4,946
       2,034    5.09%, 10/17/96*.............     2,012
       7,639    5.11%, 10/17/96*.............     7,556
       4,000    5.07%, 10/24/96*.............     3,953
       5,000    5.12%, 10/24/96*.............     4,940
       5,000    5.34%, 1/9/97*...............     4,881
       5,000    5.24%, 1/23/97*..............     4,873
       5,000    4.91%, 2/6/97*...............     4,871
       5,000    5.11%, 2/6/97*...............     4,866
       5,000    5.16%, 4/3/97*...............     4,825
       5,000    5.32%, 4/3/97*...............     4,819
                                               --------
 Total U.S. Treasury Bills                      234,254
                                               --------
U.S. TREASURY NOTES (12.8%):
      10,000    7.25%, 8/31/96...............    10,013
      10,000    7.25%, 8/31/96...............    10,011
      10,000    6.63%, 3/31/97...............    10,072
       5,000    6.50%, 4/30/97...............     5,031
                                               --------
 Total U.S. Treasury Notes                       35,127
                                               --------
U.S. TREASURY STRIPS (1.8%):
       5,000    5.12%, 11/15/96*.............     4,925
                                               --------
 Total U.S. Treasury Strips                       4,925
                                               --------
 Total                                         $274,306 (a)
                                               ========

------------
Percentages indicated are based on net assets of $273,963.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Discount yield at date of purchase.

                       See notes to financial statements.

                                      LOGO
                                       39
LOGO                                  100% U.S. TREASURY OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

SHARES OR
PRINCIPAL                                        SECURITY                                        AMORTIZED
 AMOUNT                                         DESCRIPTION                                        COST
---------   -----------------------------------------------------------------------------------  ---------
MUNICIPAL SECURITIES $(90.1%):
California (90.1%)
 $ 5,025    Contra Costa County, Park Regency, Series 1992, 3.70%, 8/1/32, AMT*................  $  5,025
   2,500    Department of Water Resources, 3.35%, 11/29/96.....................................     2,500
   3,300    Health Facilities Authority, Enloe Memorial Hospital, 3.00%, 1/1/16*...............     3,300
   6,800    Health Facilities Authority, Memorial Health Services, 3.25%, 10/1/24*.............     6,800
   6,600    Health Finance Authority, Catholic Healthcare West, 3.25%, 7/1/05*.................     6,600
     900    Health Finance Authority, Catholic Healthcare West, 3.25%, 7/1/09*.................       900
   6,900    Health Finance Authority, Kaiser Permanente Series, 3.25%, 5/1/28*.................     6,900
   1,700    Health Finance Authority, Pooled Program, Series 1990 A, 3.40%, 9/1/20*............     1,700
   2,400    Health Finance Authority, Pooled Program, Series B, 3.40%, 10/1/10*................     2,400
   1,200    Health Finance Authority, Santa Barbara Cottage, 3.25%, 9/1/15*....................     1,200
   1,000    Health Finance Authority, Santa Barbara Cottage, Series B, 3.25%, 9/1/05*..........     1,000
   1,200    Kern County Public Facilities, Project Series B, 3.35%, 8/1/06*....................     1,200
   1,700    Lancaster Multi-Family Housing, Westwood Park Apartments, 3.40%, 12/1/07*..........     1,700
   6,800    Los Angeles County Metro Transportation Authority, Union Station Gateway Project,       6,800
              3.25%, 7/2/25*...................................................................
   4,700    Los Angeles County Transportation, 3.40%, 7/1/12*..................................     4,700
     700    Los Angeles Multi-Family Housing, Crescent Gardens, 3.40%, 7/1/14*.................       700
   3,700    Los Angeles Multi-Family Housing, Series K, 3.25%, 7/1/10*.........................     3,700
   7,500    Los Angeles Multi-Family Housing, Southpark Apartment Project, 3.55%, 12/1/05*.....     7,500
   3,700    Metropolitan Water District of Southern California, 3.25%, 6/1/23..................     3,700
   2,800    Oxnard Housing Authority, Seawood Apartments Project, 3.65%, 12/1/20, AMT*.........     2,800
   7,200    Pollution Control Finance Authority, Burney Forest 1988, 3.70%, 9/1/20, AMT*.......     7,200
   1,900    Pollution Control Finance Authority, Delano Project 1989, 3.65%, 8/1/19, AMT*......     1,900
   2,310    Pollution Control Finance Authority, Delano Project 1990, 3.65%, 8/1/19, AMT*......     2,310
   3,000    Pollution Control Finance Authority, Delano Project 1991, 3.65%, 8/1/19, AMT*......     3,000
   2,600    Pollution Control Finance Authority, Honey Lake Power Project, Series 88, 3.65%,
              9/1/18, AMT......................................................................     2,600
   1,700    Pollution Control Finance Authority, North County Recycling Center, Series B,
              3.40%, 7/1/17*...................................................................     1,700
     500    Pollution Control Finance Authority, Pacific Gas & Electric, Series 88C, 3.35%,
              8/15/96..........................................................................       500

                                   Continued

                                      LOGO
                                       40
LOGO                    CALIFORNIA TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

SHARES OR
PRINCIPAL                                        SECURITY                                        AMORTIZED
 AMOUNT                                         DESCRIPTION                                        COST
                                                                                                 --------
                                                               MUNICIPAL SECURITIES, CONTINUED:
                                                                         California, continued:
 $ 3,200    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.55%,  $  3,200
              9/24/96..........................................................................
   1,000    Pollution Control Finance Authority, Southern California Edison, Series 85D, 3.35%,     1,000
              9/10/96..........................................................................
   2,600    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.55%,     2,600
              9/6/96...........................................................................
     500    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.60%,       500
              1/15/97..........................................................................
   1,550    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.15%,     1,550
              8/1/96...........................................................................
     500    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.20%,       500
              9/10/96..........................................................................
   4,000    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.35%,     4,000
              10/1/96..........................................................................
   1,200    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.45%,     1,200
              11/14/96.........................................................................
   1,100    Pollution Control Finance Authority, Southern California Edison, Series 86A, 3.40%,     1,100
              2/28/08*.........................................................................
   1,400    Pollution Control Finance Authority, Southern California Edison, Series 86B, 3.40%,     1,400
              2/28/08*.........................................................................
   2,000    Pollution Control Finance Authority, Southern California Edison, Series 86C, 3.40%,     2,000
              2/28/08..........................................................................
   2,200    Pollution Control Finance Authority, Southern California Edison, Series 86D, 3.40%,     2,200
              2/28/08..........................................................................
   2,200    Sacramento County Multi-Family Housing Authority, River Oaks Apartments, 3.55%,         2,200
              9/15/07*.........................................................................
   5,000    San Bernardino County, TRANs, 4.50%, 6/30/97.......................................     5,027
     500    San Jose, Multi-Family Housing, Somerset Park, 3.55%, 11/1/17, AMT*................       500
   2,900    SCAPPA, Revenue, 91 Refunding Series, 3.40%, 7/1/19*...............................     2,900
   3,000    State of California, Tax Exempt Commercial Paper, 3.10%, 8/7/96....................     3,000
   1,000    State of California, Tax Exempt Commercial Paper, 3.35%, 11/14/96..................     1,000
   2,000    State of California, Tax Exempt Commercial Paper, 3.55%, 9/13/96...................     2,000
   6,865    Statewide Community Development Authority, Series 95A, 3.45%, 5/15/25*.............     6,866
     900    Vacaville Multi-Family Housing, The Sycamores Apartments, 3.40%, 4/1/05*...........       900
   1,000    Walnut Creek Multi-Family Housing, Creekside Drive Apartments, 3.40%, 4/1/07*......     1,000
                                                                                                 --------
   Total Municipal Securities                                                                     136,978
                                                                                                 --------

                                   Continued

                                      LOGO
                                       41
LOGO                                             CALIFORNIA TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

SHARES OR
PRINCIPAL                                        SECURITY                                        AMORTIZED
 AMOUNT                                         DESCRIPTION                                        COST
---------   -----------------------------------------------------------------------------------  ---------
INVESTMENT COMPANIES $(7.6%):
   5,214    Goldman Sachs California Tax-Exempt Money Market Fund..............................  $  5,214
   6,312    Provident California Money Market Fund.............................................     6,312
                                                                                                 --------
  Total Investment Companies                                                                       11,526
                                                                                                 --------
  Total                                                                                          $148,504 (a)
                                                                                                 ========

------------
Percentages indicated are based on net assets of $151,979.

(a)  Cost for federal income tax and financial reporting purposes are the same.
  *  Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 1996.
   AMT      Alternative Minimum Tax Paper
   TRANs    Tax Revenue Anticipation Notes

                       See notes to financial statements.

                                      LOGO
                                       42
LOGO                    CALIFORNIA TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------   ---------
MUNICIPAL SECURITIES (90.4%):
Arizona (4.8%):
       $1,200   Maricopa County, PCR, Southern California Edison,
                  Series D, 3.25%, 12/1/09.......................................................    $ 1,200
          500   Maricopa County, PCR, Southern California Edison,
                  Series D, 3.35%, 12/1/09.......................................................        500
          400   Maricopa County, PCR, Southern California Edison,
                  Series 85F, 3.50%, 2/1/09......................................................        400
                                                                                                     -------
                                                                                                       2,100
                                                                                                     -------
California (22.7%):
          700   Health Facilities Finance Authority Revenue,
                  Kaiser Permanente Series B, 3.24%, 5/1/28......................................        700
        1,000   Health Facilities Finance Authority Revenue,
                  Memorial Health Services, 3.24%, 10/1/24.......................................      1,000
          100   Los Angeles County Metro Transportation Authority,
                  Union Station Gateway Project, 3.24%, 7/1/25...................................        100
          200   Los Angeles MFH Crescent Gardens Apartments, 3.40%, 7/1/14.......................        200
        1,700   Los Angeles MFH, Series K, 3.49%, 7/1/10.........................................      1,700
          400   Los Angeles MFH, Southpark Apartment Project, 3.54%,
                  12/1/05........................................................................        400
          100   Pollution Control Finance Authority,
                  Burney Forest 1988, 3.70%, 9/1/20, AMT.........................................        100
        1,390   Pollution Control Finance Authority,
                  Delano Project 1990, 3.65%, 8/1/19.............................................      1,390
          200   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 85C, 3.15%, 3/1/08..........................        200
          500   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 85C, 3.20%, 3/1/08..........................        500
        1,200   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 85D, 3.20%, 3/1/08..........................      1,200
          250   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 88C, 3.40%, 10/1/20.........................        250

                                   Continued

                                      LOGO
                                       43
LOGO                                                        TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------    -------
MUNICIPAL SECURITIES, CONTINUED:
California, continued:
       $1,000   San Bernardino County, TRANS, 4.50%, 6/30/97.....................................    $ 1,005
        1,000   State of California, Tax Exempt Commercial Paper, 3.50%, 10/24/96................      1,000
          300   Statewide Community Development Authority,
                  Series 95A, 3.45%, 5/15/25.....................................................        300
                                                                                                     -------
                                                                                                      10,045
                                                                                                     -------
Florida (6.1%):
          800   Broward County Housing Authority, Welleby Apartments
                  Project, 3.70%, 12/1/06........................................................        800
        1,900   Indian Trace Community Development, Water
                  Management Special Benefit, 3.54%, 11/1/99.....................................      1,900
                                                                                                     -------
                                                                                                       2,700
                                                                                                     -------
Hawaii (4.1%):
        1,800   Hawaii State Housing Finance, Affordable Rental
                  Housing, Series A, 3.54%, 7/1/27...............................................      1,800
                                                                                                     -------
Illinois (4.0%):
          300   Illinois Health Facilities Finance Authority, Methodist
                  Medical Center, Series 1985B, 3.65%, 10/1/14...................................        300
        1,485   Illinois Housing Development Authority, MFH,
                  Revenue, 4.15%, 2/1/24.........................................................      1,485
                                                                                                     -------
                                                                                                       1,785
                                                                                                     -------
Indiana (4.7%):
          600   City of Sullivan, PCR, Hoosier 85, 3.65%, 9/24/96................................        600
        1,000   Jasper County, PCR Indiana Public Services, 3.65%, 11/1/16.......................      1,000
          500   Jasper County, PCR, Indiana Public Services,
                  Series 1988C, 3.25%, 11/1/16...................................................        500
                                                                                                     -------
                                                                                                       2,100
                                                                                                     -------
Kentucky (2.0%):
          885   Clark County, PCR, East Kentucky Power Co-Op,
                  3.40%, 10/15/96................................................................        885
                                                                                                     -------

                                   Continued

                                      LOGO
                                       44
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------    -------
MUNICIPAL SECURITIES, CONTINUED:
Louisiana (3.8%):
       $1,700   Public Facilities
                  Authority for Kenner Hotel, Ltd., 3.65%, 12/1/15...............................    $ 1,700
                                                                                                     -------
Minnesota (0.2%):
          100   Hubbard County Solid Waste Disposal Revenue,
                  Potlatch Corp. Project, Series 1, 3.70%, 8/1/14................................        100
                                                                                                     -------
Missouri (2.7%):
        1,200   St. Charles, Sun River Village Apartments, 3.65%, 12/1/07........................      1,200
                                                                                                     -------
Nevada (4.3%):
        1,900   Clark County Airport, Sub Lien Revenue, Series
                  1995A-1, 3.54%, 7/1/25.........................................................      1,900
                                                                                                     -------
New Mexico (4.3%):
        1,900   Albuquerque Airport Revenue, Sub Lien Revenue,
                  Series 1995, 3.54%, 7/1/14.....................................................      1,900
                                                                                                     -------
New York (4.5%):
          200   GO, Series 1993, 3.70%, 10/1/20..................................................        200
          200   GO, Series 1993, 3.70%, 10/1/22..................................................        200
        1,600   Triborough Bridge Authority, 3.40%, 1/1/24.......................................      1,600
                                                                                                     -------
                                                                                                       2,000
                                                                                                     -------
Oregon (4.0%):
        1,760   Port Morrow Revenue, Portland General Electric
                  Co., Series A, 3.70%, 10/1/13..................................................      1,760
                                                                                                     -------
Pennsylvania (0.5%):
          200   Lehigh County Industrial Development Authority, PCR,
                  Allegheny Electric Co-Op, Inc., Series A, 3.40%, 12/1/15.......................        200
                                                                                                     -------
Rhode Island (0.9%):
          400   State Student Loan Authority, Student Loan Revenue,
                  Series 1995, 3.70%, 7/1/19.....................................................        400
                                                                                                     -------
Texas (4.6%):
        2,040   Amoco Gulf Coast Waste Disposal, 3.65%, 10/1/17..................................      2,040
                                                                                                     -------

                                   Continued

                                      LOGO
                                       45
LOGO                                                        TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------   ---------
MUNICIPAL SECURITIES, CONTINUED:
Utah (2.3%):
       $1,000   Emery County, PCR, Pacific Corp. Project, 3.60%, 7/1/15..........................    $ 1,000
                                                                                                     -------
Virginia (8.8%):
        2,100   Alexandria Redevelopment & Housing Authority,
                  MFH Revenue, Crystal City Apartments
                  Project, 3.65%, 12/15/18.......................................................      2,100
          100   Amelia County Industrial Development Authority,
                  Chambers Waste Power Project, Series 1991, 3.85%,
                  7/1/07.........................................................................        100
        1,700   Charles County Industrial Development Authority,
                  Chamber Development of Virginia Inc. Project, 3.85%,
                  10/1/04........................................................................      1,700
                                                                                                     -------
                                                                                                       3,900
                                                                                                     -------
Wyoming (1.1%):
          500   Sweetwater County, PCR, Pacific Corp. Project,
                  Series 1990A, 3.49%, 7/1/15....................................................        500
                                                                                                     -------
   Total Municipal Securities                                                                         40,015
                                                                                                     -------
INVESTMENT COMPANIES (9.0%):
        1,851   Goldman Sachs Tax Exempt National Fund...........................................      1,851
        2,128   SEI Institutional Tax Exempt Money Market Fund...................................      2,128
                                                                                                     -------
   Total Investment Companies                                                                          3,979
                                                                                                     -------
  Total                                                                                              $43,994(a)
                                                                                                     =======

------------
Percentages indicated are based on total net assets of $44,257.

(a) Cost for federal income tax and financial reporting purposes are the same.

   AMT      Alternative Minimum Tax Paper
   GO       General Obligation
   MFH      Multi-Family Housing
   PCR      Pollution Control Revenue
   TRANs    Tax Revenue Anticipation Notes

                       See notes to financial statements.

                                      LOGO
                                       46
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

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
ASSET BACKED SECURITIES (17.4%):
     $   374    Advanta Mortgage Loan Trust,
                  7.90%, 3/25/07...............  $   375
       1,000    Carco Auto Loan Master Trust,
                  Series 1994-2, 7.88%,
                  8/15/97......................    1,018
         860    Carco Auto Loan Master Trust,
                  Series 1991-3,
                  7.88%,3/15/98................      869
       1,125    Contimortgage Home Equity Loan
                  Trust, 8.09%, 9/15/09........    1,144
       1,000    Contimortgage Home Equity Loan
                  Trust, 8.05%, 7/15/12........    1,016
       1,200    EQCC Home Equity Loan Trust,
                  7.80%, 12/15/10..............    1,196
       1,250    Green Tree Financial Corp.,
                  6.80%, 1/15/26...............    1,221
         500    MBNA Credit Card, 7.25%,
                  6/15/99......................      502
         738    Mid State Trust 4, 8.33%,
                  4/1/30.......................      765
         531    Premier Auto Receivable Trust,
                  4.90%, 10/15/98..............      525
       1,000    Standard Credit Card Master
                  Trust, 4.65%, 3/7/99.........      987
         600    UCFC Home Equity Loan, 7.78%,
                  12/10/06.....................      608
         496    UFSB Grantor Trust, 5.08%,
                  5/15/00......................      489
                                                 -------
  Total Asset Backed Securities                   10,715
                                                 -------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.4%):
Bear Stearns Secured Investors:
         500    7.50%, 1/20/99.................      504
Country Wide Mortgage:
       1,021    6.75%, 3/25/08.................      995
Federal Home Loan Mortgage Corp.:
       1,500    6.25%, 1/15/24.................    1,347

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Federal National Mortgage Assoc.:
     $ 2,000    6.20%, 9/25/02.................  $ 1,928
       1,500    6.50%, 3/25/13.................    1,421
GE Capital Mortgage Service, Inc.:
       1,850    6.50%, 1/25/24.................    1,740
Residential Funding Mortgage:
         950    6.75%, 11/25/07................      910
                                                 -------
  Total Collateralized Mortgage Obligations        8,845
                                                 -------
CORPORATE BONDS (24.7%):
Automotive (3.9%):
       2,290    General Motors Acceptance
                  Corp., 8.00%, 10/1/99........    2,364
                                                 -------
Banking (5.2%):
       1,785    Bank of America, 6.00%,
                  7/15/97......................    1,779
         600    Citicorp, 6.75%, 8/15/05.......      572
         900    U.S. Bancorp, 6.75%,
                  10/15/05.....................      858
                                                 -------
                                                   3,209
                                                 -------
Computer Hardware (1.4%):
         800    IBM Corp., 8.38%, 11/1/19......      861
                                                 -------
Financial Services (1.0%):
         650    Golden West Financial, 6.70%,
                  7/1/02.......................      634
                                                 -------
Governments (Foreign) (2.7%):
         825    Hydro-Quebec, 8.05, 7/7/24.....      869
         785    Norske Hydro, 7.75, 6/15/23....      786
                                                 -------
                                                   1,655
                                                 -------
Industrial Goods & Services (1.3%):
         860    Caterpillar Tractor Co., 6.00%,
                  5/1/07.......................      772
                                                 -------
Retail Stores (5.8%):
         980    J.C. Penney Inc., 6.00%,
                  5/1/06.......................      883
         900    Sears Roebuck Co., 9.25%,
                  8/1/97.......................      925

                                   Continued

                                      LOGO
                                       47
LOGO                                                            BOND FUND

                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
CORPORATE BONDS, CONTINUED:
Retail Stores, continued:
     $ 1,850    Wal-Mart Stores, 6.38,
                  3/1/03.......................  $ 1,785
                                                 -------
                                                   3,593
                                                 -------
Telecommunications (3.4%):
       1,500    Bell Atlantic-Maryland, 8.00%,
                  10/15/29.....................    1,581
         500    New England Telephone &
                  Telegraph, 7.88%, 11/15/29...      524
                                                 -------
                                                   2,105
                                                 -------
  Total Corporate Bonds                           15,193
                                                 -------
U.S. GOVERNMENT AGENCIES (19.6%):
Federal Home Loan Bank:
         300    8.38%, 10/25/99................      315
Federal National Mortgage Assoc.:
       1,000    9.05%, 4/10/00.................    1,074
       1,750    5.45%, 10/10/03................    1,610
       1,625    6.50%, 3/1/24, Pool # 276510...    1,526
       1,659    8.50%, 5/1/25, Pool # 303300...    1,696
       1,018    6.50%, 5/1/26, Pool # 342718...      950
Government National Mortgage Association:
       1,836    6.50%, 6/15/23, Pool #
                  354601.......................    1,717
         616    6.50%, 12/15/23, Pool #
                  369270.......................      574
         823    7.50%, 1/15/24, Pool #
                  352844.......................      811
         157    7.50%, 1/15/24, Pool #
                  360285.......................      154
          34    7.50%, 1/15/24, Pool #
                  362734.......................       34
         299    7.50%, 1/15/24, Pool #
                  368677.......................      294

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc., continued:
     $   371    7.50%, 2/15/24, Pool #
                  353297.......................  $   366
          70    7.50%, 2/15/24, Pool #
                  336245.......................       69
         906    7.00%, 4/15/24, Pool #
                  392055.......................      869
                                                 -------
  Total U.S. Government Agencies                  12,059
                                                 -------
U.S. TREASURY BONDS (16.4%):
       1,500    10.38%, 11/15/12...............    1,894
       2,500    7.25%, 5/15/16.................    2,546
       2,360    8.75%, 8/15/20.................    2,804
       2,800    7.13%, 2/15/23.................    2,813
                                                 -------
  Total U.S. Treasury Bonds                       10,057
                                                 -------
U.S. TREASURY NOTES (3.1%):
       1,000    8.13%, 2/15/98.................    1,029
         430    9.00%, 5/15/98.................      450
         420    8.50%, 11/15/00................      451
                                                 -------
  Total U.S. Treasury Notes                        1,930
                                                 -------
  Total Investments, at value                     58,799
                                                 -------
REPURCHASE AGREEMENTS (3.6%):
       2,237    C.S. First Boston Corp., 5.62%,
                  8/1/96 (Collateralized by
                  2,046 U.S. Treasury Bonds,
                  8.75%, 11/15/08, market
                  value--$2,287)...............    2,237
                                                 -------
  Total Repurchase Agreements                      2,237
                                                 -------
  Total (Cost--$61,591)(a)                       $61,036
                                                 =======

------------
Percentages indicated are based on net assets of $61,531.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation............................................   $  816
                    Unrealized depreciation............................................   (1,371)
                                                                                          ------
                    Net unrealized depreciation........................................   $ (555)
                                                                                          ======

                       See notes to financial statements.

                                      LOGO
                                       48
LOGO                    BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
U.S. GOVERNMENT AGENCIES (95.7%):
Federal Home Loan Bank:
     $   240    9.25%, 11/25/98................  $   254
         200    9.30%, 1/25/99.................      212
          50    5.43%, 2/25/99.................       49
         660    6.31%, 4/6/99..................      656
         330    7.91%, 11/7/01.................      346
Federal Home Loan Mortgage Corp.:
         315    5.88%, 3/22/00.................      307
         240    6.22%, 3/24/03.................      231
Federal National Mortgage Assoc.:
         370    8.20%, 3/10/98.................      380
         255    4.88%, 10/15/98................      247
         215    9.55%, 3/10/99.................      230
         500    8.55%, 8/30/99.................      527

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Federal National Mortgage Assoc., continued:
     $   320    9.05%, 4/10/00.................  $   344
         300    8.25%, 12/18/00................      317
         200    6.16%, 4/3/01..................      195
                                                 -------
  Total U.S. Government Agencies                   4,295
                                                 -------
  Total Investments, at value                      4,295
                                                 -------
REPURCHASE AGREEMENTS (2.7%):
         121    C.S. First Boston Corp., 5.62%,
                  8/1/96, (Collateralized by 99
                  U.S. Treasury Bonds, 10.38%
                  11/15/12, market
                  value--$126).................      121
                                                 -------
  Total Repurchase Agreements                        121
                                                 -------
  Total (Cost--$4,455)(a)                        $ 4,416
                                                 =======

------------

Percentages indicated are based on net assets of $4,490.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation.............................................   $  47
                    Unrealized depreciation.............................................     (86)
                                                                                           -----
                    Net unrealized depreciation.........................................   $ (39)
                                                                                           =====

                       See notes to financial statements

                                      LOGO
                                       49
LOGO                                                 GOVERNMENT BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS (97.8%):
Aerospace (2.0%):
       153,100    B.F. Goodrich Co...........  $  5,550
                                               --------
Banks (12.7%):
       213,650    Banc One Corp..............     7,398
        82,200    BankAmerica Corp...........     6,555
       122,800    Fleet Financial Group,
                    Inc......................     4,973
        77,900    J. P. Morgan & Co..........     6,699
        82,700    National City Corp.........     2,864
        95,050    U.S. Bancorp...............     3,256
        64,700    Wachovia Corp..............     2,863
                                               --------
                                                 34,608
                                               --------
Beverages (2.0%):
        72,000    Anheuser-Busch Co..........     5,382
                                               --------
Business Equipment & Services (0.6%):
        34,600    Pitney Bowes, Inc..........     1,678
                                               --------
Chemicals-Petroleum & Inorganic (2.1%):
        77,200    Dow Chemical Co............     5,742
                                               --------
Chemicals-Specialty (1.8%):
        55,200    Betz Labs, Inc.............     2,505
        83,500    Witco Corp.................     2,421
                                               --------
                                                  4,926
                                               --------
Commercial Goods & Services (1.2%):
        87,000    National Services
                    Industries, Inc..........     3,317
                                               --------
Consumer Goods & Services (1.2%):
        36,600    Clorox Co..................     3,326
                                               --------
Cosmetics & Toiletries (0.9%):
        56,300    International Flavors &
                    Fragrances, Inc..........     2,407
                                               --------
Electrical Equipment (1.0%):
        70,800    Thomas & Betts Corp........     2,584
                                               --------

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Environmental Services (0.3%):
        37,700    Browning-Ferris Industries,
                    Inc......................  $    844
                                               --------
Financial Services (3.2%):
       105,100    American General Corp......     3,652
        33,800    Beneficial Corp............     1,825
       106,700    Federal National Mortgage
                    Assoc....................     3,388
                                               --------
                                                  8,865
                                               --------
Food & Related (2.6%):
        94,300    General Mills, Inc.........     5,116
        63,150    H.J. Heinz Co..............     2,092
                                               --------
                                                  7,208
                                               --------
Forest & Paper Products (4.8%):
        43,700    Georgia-Pacific Corp.......     3,267
        92,470    International Paper Co.....     3,502
       154,700    Weyerhaeuser Co............     6,459
                                               --------
                                                 13,228
                                               --------
Health Care (5.9%):
        77,000    Bristol-Myers Squibb Co....     6,670
       102,000    Pharmacia & Upjohn Co......     4,208
        48,800    SmithKline Beecham PLC
                    ADR......................     2,623
        44,100    Warner-Lambert Co..........     2,403
                                               --------
                                                 15,904
                                               --------
Insurance-Life (0.8%):
        45,125    Jefferson Pilot Corp.......     2,369
                                               --------
Insurance-Multiline (1.8%):
        53,600    Marsh & McLennan Cos.,
                    Inc......................     4,857
                                               --------

                                   Continued

                                      LOGO
                                       50
LOGO                    INCOME EQUITY FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
-------------   -------------------------------  -------
COMMON STOCKS, CONTINUED:
Insurance-Property & Casualty (3.1%):
        42,500    Lincoln National Corp......  $  1,812
        78,300    SAFECO Corp................     2,696
        70,800    St. Paul Cos., Inc.........     3,664
                                               --------
                                                  8,172
                                               --------
Machinery & Equipment (1.2%):
        80,900    Cooper Industries, Inc.....     3,185
                                               --------
Medical Equipment & Supplies (0.6%):
        39,000    Baxter International,
                    Inc......................     1,623
                                               --------
Motor Vehicle Parts (0.9%):
        58,500    Genuine Parts Co...........     2,479
                                               --------
Motor Vehicles (0.9%):
        86,600    Chrysler Corp..............     2,457
                                               --------
Multiple Industry (3.1%):
        43,300    General Electric Co........     3,567
        76,000    Minnesota Mining &
                    Manufacturing Co.........     4,940
                                               --------
                                                  8,507
Petroleum-Domestic (4.5%):
        73,200    Atlantic Richfield Co......     8,491
        83,400    Dresser Industries Inc.....     2,252
        41,700    Phillips Petroleum Co......     1,647
                                               --------
                                                 12,390
                                               --------
Petroleum-Internationals (7.3%):
        95,300    Amoco Corp.................     6,373
        58,300    Chevron Corp...............     3,374
        52,300    Exxon Corp.................     4,302
        68,500    Texaco, Inc................     5,822
                                               --------
                                                 19,871
                                               --------
Publishing (0.9%):
        61,400    McGraw-Hill, Inc...........     2,395
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
-------------   -------------------------------  -------
COMMON STOCKS, CONTINUED:
Railroad (0.5%):
        20,500    Union Pacific Corp.........  $  1,404
                                               --------
Retail-General Merchandise (4.1%):
       173,100    J.C. Penney, Inc...........     8,612
        59,000    May Department Stores
                    Co.......................     2,647
                                               --------
                                                 11,259
                                               --------
Telecommunications (7.2%):
        25,600    Ameritech Corp.............     1,421
        67,300    Bell Atlantic Corp.........     3,979
        63,400    BellSouth Corp.............     2,599
       118,500    GTE Corp...................     4,888
        91,300    Nynex Corp.................     4,097
        86,170    U.S. West, Inc.............     2,618
                                               --------
                                                 19,602
                                               --------
Tobacco (6.5%):
        94,500    American Brands, Inc.......     4,300
        85,400    Phillip Morris Cos.,
                    Inc......................     8,935
       139,400    UST, Inc...................     4,635
                                               --------
                                                 17,870
                                               --------
Utilities-Electric (8.3%):
       123,400    Baltimore Gas & Electric
                    Co.......................     3,178
       115,400    Central & South West
                    Corp.....................     3,087
        36,600    Dominion Resources.........     1,377
        72,500    Florida Progress Corp......     2,429
        70,000    PacifiCorp.................     1,461
       118,900    Teco Energy, Inc...........     2,764
       102,400    Texas Utilities Co.........     4,301
       147,200    Wisconsin Energy Corp......     3,919
                                               --------
                                                 22,516
                                               --------

                                   Continued

                                      LOGO
                                       51
LOGO                                                   INCOME EQUITY FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities--Gas & Pipeline (3.8%):
       128,200    Consolidated Natural Gas
                    Co.......................  $  6,458
        44,100    Nicor, Inc.................     1,251
        51,500    Tenneco, Inc...............     2,537
                                               --------
                                                 10,246
                                               --------
  Total Common Stocks                           266,771
                                               --------
  Total Investments, at value                   266,771
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
REPURCHASE AGREEMENTS (1.8%):
    $4,857,527    C. S. First Boston Corp.,
                    5.62%, 8/1/96
                    (Collateralized by 3,888
                    U.S. Treasury Bonds,
                    10.38%, 11/15/12, market
                    value--$4,961)...........  $  4,858
                                               --------
  Total Repurchase Agreements                     4,858
                                               --------
  Total (Cost--$237,280)(a)                    $271,629
                                               ========

------------

Percentages indicated are based on net assets of $272,803.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $64 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation..........................................   $ 38,217
                    Unrealized depreciation..........................................     (3,932)
                                                                                        --------
                    Net unrealized appreciation......................................   $ 34,285
                                                                                         =======

ADR -- American Depository Receipt
PLC -- Public Limited Company

                       See notes to financial statements.

                                      LOGO
                                       52
LOGO                    INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
ASSET BACKED SECURITIES (4.0%)
    $  205,000    Carco Auto Loan Master
                    Trust, Series 1994-2,
                    7.88%, 3/15/98...........  $    207
       190,000    Carco Auto Loan Master
                    Trust, Series 1991-3,
                    7.88%, 8/15/97...........       194
       200,000    Contimortgage Home Equity
                    Loan Trust, 8.09%,
                    9/15/09..................       203
       200,000    Contimortgage Home Equity
                    Loan Trust, 7.44%,
                    9/15/12..................       197
       250,000    Green Tree Financial Corp.,
                    6.80%, 1/15/26...........       244
       400,000    Standard Credit Card
                    MasterTrust, 4.65%,
                    3/7/99...................       395
       165,324    UFSB Grantor Trust, 5.08%,
                    5/15/00..................       163
                                               --------
   Total Asset Backed Securities                  1,603
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.3%):
        86,516    Country Wide Mortgage,
                    6.75%, 3/25/08...........        84
       500,000    Federal Home Loan Mortgage
                    Corp., 6.25%, 1/15/24....       449
       250,000    GE Capital Mortgage
                    Service, Inc., 1994-1,
                    6.50%, 1/25/24...........       235
       175,000    Residential Funding
                    Mortgage, 6.75%,
                    11/25/07.................       168
                                               --------
   Total Collateralized Mortgage Obligations
                                                    936
                                               --------

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS (52.6%):
Aerospace (0.5%):
         5,800    B.F. Goodrich Co...........  $    210
                                               --------
Air Transportation (0.4%):
         1,300    Federal Express Corp.
                    (b)......................       101
         2,200    Southwest Airlines Co......        55
                                               --------
                                                    156
                                               --------
Banks (3.9%):
         2,970    Banc One Corp..............       103
         4,800    BankAmerica Corp...........       383
         3,300    Chase Manhattan Corp.......       229
         8,000    Fleet Financial Group,
                    Inc......................       324
         1,300    J.P. Morgan & Co...........       112
         3,300    National City Corp.........       114
         6,000    Norwest Corp...............       213
         2,400    Wachovia Corp..............       106
                                               --------
                                                  1,584
                                               --------
Beverages (2.5%):
         6,200    Anheuser-Busch Co..........       463
         5,600    Coca-Cola Co...............       263
         8,200    PepsiCo, Inc...............       259
                                               --------
                                                    985
                                               --------
Building Materials (0.4%):
         5,600    Masco Corp.................       156
                                               --------
Business Equipment & Services (0.6%):
         1,900    Dun & Bradstreet Corp......       109
         2,800    Pitney Bowes, Inc..........       136
                                               --------
                                                    245
                                               --------

                                   Continued

                                      LOGO
                                       53
LOGO                                                        BALANCED FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Chemicals--Petroleum & Inorganic (0.9%):
         1,400    Dow Chemical Co............  $    104
         1,400    duPont, (E.I.) de Nemours
                    Co.......................       113
         5,000    Monsanto Corp..............       156
                                               --------
                                                    373
                                               --------
Chemicals--Specialty (0.3%):
         3,000    Betz Labs, Inc.............       136
                                               --------
Commercial Goods & Services (0.3%):
         3,000    National Services
                    Industries, Inc..........       114
                                               --------
Computers--Main & Mini (0.5%):
         2,000    International Business
                    Machines Corp............       216
                                               --------
Computers (0.3%):
         2,800    Seagate Technology, Inc.
                    (b)......................       136
                                               --------
Computer Software (1.0%):
         1,900    Electronic Data Systems
                    Corp. (b)................       101
         1,300    Microsoft Corp. (b)........       153
         2,400    Shared Medical Systems
                    Corp.....................       132
                                               --------
                                                    386
                                               --------
Construction Materials (0.3%):
         3,700    Fleetwood Enterprises,
                    Inc......................       112
                                               --------
Cosmetics & Toiletries (0.8%):
         2,900    Colgate-Palmolive Co.......       228
         2,600    International Flavors &
                    Fragrances, Inc..........       111
                                               --------
                                                    339
                                               --------
Defense (0.7%):
         5,400    Raytheon Co................       262
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Electrical Equipment (4.5%):
         7,600    AMP, Inc...................  $    294
         2,600    Duracell International,
                    Inc......................       117
         2,500    Emerson Electric Co........       211
         7,700    General Electric Co........       634
         5,600    Intel Corp.................       421
         3,300    Thomas & Betts Corp........       120
                                               --------
                                                  1,797
                                               --------
Electronics (0.6%):
         4,800    Motorola, Inc..............       259
                                               --------
Electronic Instruments (0.4%):
         4,100    Texas Instruments, Inc.....       177
                                               --------
Environmental Services (0.3%):
         6,000    Browning-Ferris Industries,
                    Inc......................       134
                                               --------
Financial Services (1.2%):
         6,600    American General Corp......       230
         7,600    Federal National Mortgage
                    Assoc....................       241
                                               --------
                                                    471
                                               --------
Food & Related (1.6%):
         3,700    General Mills, Inc.........       201
         6,450    H. J. Heinz Co.............       213
         1,500    Hershey Foods Corp.........       123
         1,700    Ralston-Purina Co..........       107
                                               --------
                                                    644
                                               --------
Forest & Paper Products (1.4%):
         2,700    Georgia Pacific Corp.......       202
         2,200    International Paper Co.....        83

                                   Continued

                                      LOGO
                                       54
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Forest & Paper Products, continued:
         1,500    Kimberly Clark Corp........  $    114
         4,000    Weyerhaeuser Co............       167
                                               --------
                                                    566
                                               --------
Health Care--General (1.1%):
         2,500    Bristol-Myers Squibb Co....       217
         5,000    Johnson & Johnson..........       239
                                               --------
                                                    456
                                               --------
Hospital Supply & Management (0.5%):
         4,100    Columbia/HCA Healthcare
                    Corp.....................       210
                                               --------
Household--General Products (0.4%):
         6,100    Rubbermaid, Inc............       175
                                               --------
Insurance--Life (0.3%):
         2,250    Jefferson Pilot Corp.......       118
                                               --------
Insurance--Multiline (0.9%):
         1,761    Allstate Corp..............        79
         3,300    Marsh & McLennan
                    Cos., Inc................       299
                                               --------
                                                    378
                                               --------
Insurance--Property & Casualty (1.0%):
         1,500    General Re Corp............       220
         2,100    Hartford Steam Boiler
                    Inspection & Insurance
                    Co.......................        92
         1,900    St. Paul Cos., Inc.........        98
                                               --------
                                                    410
                                               --------
Machinery & Equipment (0.5%):
         4,300    Snap-On, Inc...............       191
                                               --------
Manufacturing (0.7%):
           500    Imation Corp. (b)..........        11
         2,700    Ingersoll-Rand Co..........       115
         2,500    Service Corp.
                    International............       138
                                               --------
                                                    264
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Medical Equipment & Supplies (0.5%):
         5,000    Baxter International,
                    Inc......................  $    208
                                               --------
Motor Vehicle Parts (0.3%):
         2,400    Genuine Parts Co...........       102
                                               --------
Motor Vehicles (0.5%):
         5,900    Ford Motor Co..............       192
                                               --------
Multiple Industry (1.8%):
        10,800    Corning, Inc...............       398
         5,000    Minnesota Mining &
                    Manufacturing Co.........       325
                                               --------
                                                    723
                                               --------
Petroleum--Domestic (1.2%):
         1,900    Atlantic Richfield Co......       220
         6,700    Phillips Petroleum Co......       265
                                               --------
                                                    485
                                               --------
Petroleum--Internationals (3.2%):
         4,600    Amoco Corp.................       308
         5,600    Chevron Corp...............       324
         2,700    Exxon Corp.................       222
         2,000    Mobil Corp.................       221
         2,400    Texaco, Inc................       204
                                               --------
                                                  1,279
                                               --------
Petroleum--Services (0.9%):
         9,300    Baker Hughes, Inc..........       273
         2,000    Halliburton Co.............       104
                                               --------
                                                    377
                                               --------

                                   Continued

                                      LOGO
                                       55
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Pharmaceuticals (2.3%):
         2,600    Abbott Laboratories........  $    114
         3,800    Merck & Co., Inc...........       244
         3,300    Pfizer, Inc................       231
         1,800    Schering-Plough Corp.......        99
         4,600    Warner Lambert Co..........       251
                                               --------
                                                    939
                                               --------
Photographic Equipment (0.3%):
         1,600    Eastman Kodak Co...........       120
                                               --------
Publishing (0.6%):
         3,500    Gannett Co., Inc...........       230
                                               --------
Railroad (1.0%):
         3,100    Burlington Northern Santa
                    Fe.......................       245
         2,100    Union Pacific Corp.........       144
                                               --------
                                                    389
                                               --------
Restaurants (0.2%):
         6,800    Brinker International,
                    Inc. (b).................        89
                                               --------
Retail--General Merchandise (1.3%):
         4,400    J.C. Penney, Inc...........       219
         2,800    Sears Roebuck & Co.........       115
         6,900    Wal-Mart Stores, Inc.......       165
                                               --------
                                                    499
                                               --------
Retail--Specialty Stores (0.5%):
         5,500    Albany International, Class
                    A........................       102
         2,200    Home Depot, Inc............       111
                                               --------
                                                    213
                                               --------
Tobacco (1.2%):
         2,500    Phillip Morris Cos.,
                    Inc......................       262
         6,200    UST, Inc...................       206
                                               --------
                                                    468
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Tools (0.3%):
         3,800    Stanley Works..............  $    108
                                               --------
Toys (0.3%):
         4,250    Mattel, Inc................       105
                                               --------
Utilities--Electric (2.5%):
         4,600    FPL Group, Inc.............       209
         9,500    PacifiCorp.................       198
         9,000    Potomac Electric Power
                    Co. (b)..................       217
         6,500    Public Service Enterprise
                    Group, Inc...............       170
         5,100    Texas Utilities Co.........       214
                                               --------
                                                  1,008
                                               --------
Utilities--Gas & Pipeline (0.9%):
         2,600    Consolidated Natural Gas
                    Co.......................       131
         4,100    Pacific Enterprises........       121
         1,900    Tenneco, Inc...............        94
                                               --------
                                                    346
                                               --------
Utilities--Telephone (4.0%):
        11,400    AirTouch Communications,
                    Inc. (b).................       313
         3,800    Ameritech Corp.............       211
         4,500    AT&T Corp..................       235
         5,000    BellSouth Corp.............       205
         2,100    DSC Communications
                    Corp. (b)................        63
         5,700    GTE Corp...................       235
           400    Lucent Technologies,
                    Inc......................        15
         3,500    MCI Telecommunications
                    Corp.....................        86

                                   Continued

                                      LOGO
                                       56
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities--Telephone, continued:
         4,000    Network Equipment
                    Technologies, Inc. (b)...  $     53
         6,100    U.S. West, Inc.............       185
                                               --------
                                                  1,601
                                               --------
   Total Common Stocks                           21,141
                                               --------
CORPORATE BONDS (6.8%):
Automotive (1.6%):
    $  300,000    Ford Capital, 9.38%,
                    1/1/98...................       312
       305,000    General Motors Acceptance
                    Corp., 8.00%, 10/1/99....       315
                                               --------
                                                    627
                                               --------
Banking (1.1%):
       215,000    Bank of America, 6.00%,
                    7/15/97..................       214
       100,000    Citicorp, 6.75%, 8/15/05...        96
       150,000    U.S. Bancorp, 6.75%,
                    10/15/05.................       143
                                               --------
                                                    453
                                               --------
Beverages (0.2%):
        95,000    Bass America, Inc., 6.75%,
                    8/1/99...................        95
                                               --------
Computer Hardware (0.5%):
       200,000    IBM Corp., 8.38%,11/1/19...       215
                                               --------
Financial Services (0.2%):
       100,000    Golden West Financial
                    Corp., 6.70%, 7/1/02.....        97
                                               --------
Governments (Foreign) (0.8%):
    $  100,000    Hydro-Quebec, 8.05%,
                    7/7/24...................       106
       215,000    Norske Hydro, 7.75%,
                    6/15/23..................       215
                                               --------
                                                    321
                                               --------

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services (0.5%):
       205,000    Caterpillar Tractor Co.,
                    6.00%, 5/1/07............  $    184
                                               --------
Retail Stores (1.1%):
       100,000    J.C. Penney, Inc., 6.00%,
                    5/1/06...................        90
       150,000    Sears Roebuck Co., 9.25%,
                    8/1/97...................       154
       200,000    Wal-Mart Stores, Inc.,
                    6.38%, 3/1/03............       193
                                               --------
                                                    437
                                               --------
Telecommunications (0.8%):
       175,000    Bell Atlantic Maryland,
                    8.00%,10/15/29...........       184
       125,000    New England Telephone &
                    Telegraph Co., 7.88%,
                    11/15/29.................       131
                                               --------
                                                    315
                                               --------
   Total Corporate Bonds                          2,744
                                               --------
U.S. GOVERNMENT AGENCIES (10.2%):
Federal National Mortgage Assoc.:
     1,350,000    5.45%, 10/10/03............     1,242
       316,003    6.50%, 3/1/24, Pool
                    #276510..................       297
       999,999    8.00%, 7/1/26..............     1,006

                                   Continued

                                      LOGO
                                       57
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc.
    $   95,076    6.50%, 2/15/24, Pool
                    #388599..................  $     88
       484,019    7.50%, 5/15/24, Pool
                    #386494..................       476
     1,016,375    7.00%, 2/15/26.............       972
                                               --------
   Total U.S. Government Agencies                 4,081
                                               --------
U.S. TREASURY BONDS (6.3%):
     1,150,000    7.25%, 5/15/16.............     1,171
       205,000    8.75%, 8/15/20.............       244
     1,125,000    7.13%, 2/15/23.............     1,130
                                               --------
   Total U.S. Treasury Bonds                      2,545
                                               --------
U.S. TREASURY NOTES (8.0%):
       200,000    8.13%, 2/15/98.............       206
     1,000,000    8.25%, 7/15/98.............     1,037

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
U.S. TREASURY NOTES, CONTINUED:
    $1,000,000    5.50%, 4/15/00.............  $    969
       500,000    8.50%, 11/15/00............       536
       500,000    5.88%, 2/15/04.............       475
                                               --------
  Total U.S. Treasury Notes                       3,223
                                               --------
  Total Investments, at value                    36,273
                                               --------
REPURCHASE AGREEMENTS (9.4%):
     3,786,776    C.S. First Boston Corp.,
                    Repurchase Agreement,
                    5.62%, 8/1/96
                    (Collateralized by 3,033
                    U.S. Treasury Bonds,
                    10.38%, 11/15/12 , market
                    value $3,870)............     3,787
                                               --------
  Total Repurchase Agreements                     3,787
                                               --------
  Total (Cost--$35,946)(a)                     $ 40,060
                                               ========

------------

Percentages indicated are based on net assets of $40,196.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $14 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation..........................................   $  4,702
                    Unrealized depreciation..........................................       (602)
                                                                                        --------
                    Net unrealized appreciation......................................   $  4,100
                                                                                         =======

(b) Represents non-income producing securities.

                       See notes to financial statements.

                                      LOGO
                                       58
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

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS (98.2%):
Aerospace (2.0%):
       24,565   B.F. Goodrich................  $    890
                                               --------
Banks (8.4%):
       10,365   BankAmerica Corp.............       827
        3,280   Barnett Banks, Inc...........       201
       16,030   Chase Manhattan..............     1,114
       16,830   Fleet Financial Group,
                  Inc........................       681
        3,825   Wells Fargo & Co.............       891
                                               --------
                                                  3,714
                                               --------
Beverages (5.4%):
        8,985   Anheuser-Busch Co............       672
       19,215   Coca-Cola Co.................       901
       26,390   PepsiCo, Inc.................       834
                                               --------
                                                  2,407
                                               --------
Business Equipment & Services (0.3%):
        9,080   OfficeMax, Inc. (b)..........       120
                                               --------
Capital Equipment (0.5%):
        3,240   Illinois Tool Works..........       209
                                               --------
Chemicals--Petroleum & Inorganic (0.4%):
        3,750   Hercules, Inc................       188
                                               --------
Computers--Main & Mini (4.0%):
        9,610   Ceridan Corp. (b)............       418
       14,660   Hewlett Packard Co...........       645
        4,375   International Business
                  Machines...................       472
        4,685   Silicon Graphics, Inc. (b)...       110
        2,140   Sun Microsystems, Inc. (b)...       117
                                               --------
                                                  1,762
                                               --------

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Computer Software (10.6%):
        2,885   Automatic Data Processing,
                  Inc........................  $    114
       17,005   Cisco Systems (b)............       880
       11,888   Computer Associates
                  International, Inc.........       605
        3,355   Computer Sciences (b)........       228
       17,770   Electronic Data Systems
                  Corp. (b)..................       940
       11,588   First Data Corp..............       899
        3,705   Microsoft Corp. (b)..........       437
       10,045   Oracle Systems Corp. (b).....       393
        5,350   Parametric Technology Corp.
                  (b)........................       223
                                               --------
                                                  4,719
                                               --------
Computers (2.0%):
        5,840   Digital Equipment (b)........       207
       14,390   Seagate Technology (b).......       696
                                               --------
                                                    903
                                               --------
Consumer Goods & Services (1.6%):
       21,715   Xilinx, Inc. (b).............       703
                                               --------
Cosmetics & Toiletries (4.1%):
        4,720   Avon Products................       208
        5,485   Colgate-Palmolive Co.........       430
       15,360   Gillette Co..................       977
        5,110   Ingersoll-Rand Co............       218
                                               --------
                                                  1,833
                                               --------
Durable Goods (0.6%):
       15,870   Coleman, Inc. (b)............       282
                                               --------
Electronics (0.6%):
        5,170   Motorola, Inc................       279
                                               --------

                                   Continued

                                      LOGO
                                       59
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Electrical Equipment (6.5%):
        5,480   AMP, Inc.....................  $    212
       10,640   Duracell International,
                  Inc........................       480
       11,860   General Electric Co..........       977
       13,275   Intel Corp...................       997
       14,810   National Semiconductor
                  Corp. (b)..................       209
                                               --------
                                                  2,875
                                               --------
Electronic Components (0.2%):
        3,245   Applied Materials, Inc.
                  (b)........................        77
                                               --------
Electronic Instruments (0.4%):
        4,220   Texas Instruments, Inc.......       183
                                               --------
Entertainment (0.8%):
        7,080   Circus Circus Enterprises,
                  Inc. (b)...................       217
        6,715   Harrah's Entertainment (b)...       148
                                               --------
                                                    365
                                               --------
Financial Services (7.2%):
       14,835   American Express Co..........       649
        5,745   Federal Home Loan Mortgage
                  Corp.......................       484
       30,635   Federal National Mortgage
                  Assoc......................       973
        1,405   Household International,
                  Inc........................       105
       10,926   Mutual Risk Management
                  Ltd........................       307
       15,935   Travelers Corp. (b)..........       673
                                               --------
                                                  3,191
                                               --------
Food & Related (1.6%):
        2,550   General Mills, Inc...........       138
        2,950   Hershey Foods................       242
        5,397   Ralston-Purina Co............       339
                                               --------
                                                    719
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Forest & Paper Products (1.1%):
        5,605   Albany International Corp.,
                  Class A....................  $    104
        1,220   Georgia Pacific Corp.........        91
        2,340   International Paper Co.......        89
        5,280   Weyerhaeuser Co..............       220
                                               --------
                                                    504
                                               --------
Healthcare--Drugs (8.1%):
        4,962   Abbott Laboratories..........       218
        3,820   American Home Products
                  Corp.......................       217
        8,501   Amgen, Inc. (b)..............       464
        7,240   Merck & Co...................       465
        9,090   Pfizer, Inc..................       635
       15,850   Pharmacia & Upjohn Co........       654
       11,240   Schering Plough Corp.........       620
        6,270   Warner-Lambert Co............       342
                                               --------
                                                  3,615
                                               --------
Healthcare--General (2.0%):
       18,230   Johnson & Johnson............       870
                                               --------
Hospital Supply & Management (0.5%):
        4,081   Columbia/HCA Healthcare
                  Corp.......................       209
                                               --------
Hotel Management & Related Services (0.4%):
        7,392   Promus Hotel Corp. (b).......       202
                                               --------
Household-General Products (0.5%):
        2,270   Proctor & Gamble Co..........       203
                                               --------
Insurance--Multiline (0.5%):
        2,547   Allstate Corp................       114
        1,400   Marsh & McLennan Cos.,
                  Inc........................       127
                                               --------
                                                    241
                                               --------

                                   Continued

                                      LOGO
                                       60
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Insurance--Property & Casualty (2.3%):
        5,955   American International Group,
                  Inc........................  $    560
        1,560   General Re Corp..............       229
        2,985   MBIA, Inc....................       226
                                               --------
                                                  1,015
                                               --------
Leisure Time Industry (2.2%):
       17,405   The Walt Disney Co...........       968
                                               --------
Machinery & Equipment (0.4%):
        5,275   Deere & Co...................       189
                                               --------
Manufacturing (1.1%):
        8,480   Service Corp.
                  International..............       468
                                               --------
Medical Equipment & Supplies (1.3%):
        6,469   Chiron Corp. (b).............       569
                                               --------
Petroleum--Internationals (2.1%):
        7,515   Amoco Corp...................       503
        5,305   Exxon Corp...................       436
                                               --------
                                                    939
                                               --------
Petroleum--Services (1.3%):
        4,835   Baker Hughes, Inc............       142
        3,655   Dresser Industries Inc.......        99
        4,520   Halliburton Co...............       236
        1,215   Schlumberger Ltd.............        97
                                               --------
                                                    574
                                               --------
Pharmaceuticals (2.0%):
       17,370   ALZA Corp., Class A (b)......       430
        4,900   Astra AB, Class A (b)........       207
        4,500   SmithKline Beecham
                  PLC-ADR....................       242
                                               --------
                                                    879
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Publishing (2.0%):
       13,535   Gannett Co., Inc.............  $    888
                                               --------
Restaurants (2.5%):
       23,720   McDonald's Corp..............     1,100
                                               --------
Retail--Food Stores (0.8%):
        9,425   Safeway, Inc. (b)............       339
                                               --------
Retail--General Merchandise (1.5%):
       11,480   Price/Costco, Inc. (b).......       235
       10,625   Sears Roebuck & Co...........       436
                                               --------
                                                    671
                                               --------
Retail--Speciality Stores (1.4%):
        8,190   Home Depot, Inc..............       414
        7,215   Toys R Us (b)................       190
                                               --------
                                                    604
                                               --------
Telecommunications (1.3%):
       12,585   Airtouch (b).................       346
        6,555   Lucent Technologies, Inc.....       243
                                               --------
                                                    589
                                               --------
Telecommunications--Equipment (0.2%):
        5,115   Network Equipment
                  Technologies (b)...........        68
                                               --------
Tobacco (2.3%):
        8,700   Phillip Morris Cos., Inc.....       910
        3,105   UST..........................       103
                                               --------
                                                  1,013
                                               --------
Toys (1.4%):
       25,040   Mattel, Inc..................       620
                                               --------
Utilities--Gas & Pipeline (0.3%):
        2,305   Tenneco, Inc.................       114
                                               --------

                                   Continued

                                      LOGO
                                       61
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Utilities--Telephone (1.5%):
        3,550   Ameritech Corp...............  $    197
        5,260   AT&T Corp....................       274
        4,500   GTE Corp.....................       186
                                               --------
                                                    657
                                               --------
 Total Common Stocks                             43,527
                                               --------
 Total Investments, at value                     43,527
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
REPURCHASE AGREEMENTS (2.0%):
    $ 899,983   C. S. First Boston Corp.,
                  5.62%, 8/1/96
                  (Collateralized by 825 U.S.
                  Treasury Bonds, 8.75%,
                  11/15/08, market
                  value--$922)...............  $    900
                                               --------
 Total Repurchase Agreements                        900
                                               --------
 Total (Cost -- $40,510)(a)                    $ 44,427
                                               ========

------------

Percentages indicated are based on net assets of $44,338.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $208 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation..........................................   $  5,175
                    Unrealized depreciation..........................................     (1,466)
                                                                                        --------
                    Net unrealized appreciation......................................   $  3,709
                                                                                         =======

(b) Represents non-income producing securities.

ADR -- American Depository Receipt
PLC -- Public Limited Company

                       See notes to financial statements.

                                      LOGO
                                       62
LOGO                    GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS (94.0%):
Aerospace (0.9%):
        1,600   B.F. Goodrich Co.............  $     58
                                               --------
Air Transportation (0.9%):
          500   Federal Express Corp. (b)....        39
          800   Southwest Airlines Co........        20
                                               --------
                                                     59
                                               --------
Banks (6.5%):
          870   Banc One Corp................        30
          900   BankAmerica Corp.............        72
        1,000   Chase Manhattan Corp.........        69
        2,200   Fleet Financial Group,
                  Inc........................        89
          500   J. P. Morgan & Co............        43
          900   National City Corp...........        31
        1,500   Norwest Corp.................        53
          600   Wachovia Corp................        27
                                               --------
                                                    414
                                               --------
Beverages (4.6%):
        2,000   Anheuser-Busch Co............       149
        1,600   Coca-Cola Co.................        75
        2,200   PepsiCo, Inc.................        70
                                               --------
                                                    294
                                               --------
Building Materials (0.9%):
        2,000   Masco Corp...................        56
                                               --------
Business Equipment & Services (0.9%):
          500   Dun & Bradstreet Corp........        29
          600   Pitney Bowes, Inc............        29
                                               --------
                                                     58
                                               --------
Chemicals--Petroleum & Inorganic (1.2%):
          400   Dow Chemical Co..............        30
          400   du Pont (E.I.) de Nemours
                  Co.........................        32
          500   Monsanto Corp................        16
                                               --------
                                                     78
                                               --------

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Chemicals--Specialty (0.5%):
          700   Betz Labs, Inc...............  $     32
                                               --------
Commercial Goods & Services (0.5%):
          900   National Services Industries,
                  Inc........................        34
                                               --------
Computer (0.7%):
          900   Seagate Technology, Inc.
                  (b)........................        44
                                               --------
Computer--Main & Mini (1.0%):
          600   International Business
                  Machines Corp..............        65
                                               --------
Computer Software (1.9%):
          600   Electronic Data Systems Corp.
                  (b)........................        32
          600   Microsoft Corp. (b)..........        70
          400   Shared Medical Systems
                  Corp.......................        22
                                               --------
                                                    124
                                               --------
Construction Materials (0.5%):
        1,100   Fleetwood Enterprises,
                  Inc........................        33
                                               --------
Cosmetics & Toiletries (1.5%):
          800   Colgate-Palmolive Co.........        63
          800   International Flavors &
                  Fragrances, Inc............        34
                                               --------
                                                     97
                                               --------
Defense (1.0%):
        1,300   Raytheon Co..................        63
                                               --------

                                   Continued

                                      LOGO
                                       63
LOGO                                                 INCOME & GROWTH FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Electrical Equipment (7.7%):
        1,600   AMP, Inc.....................  $     62
          800   Duracell International,
                  Inc........................        36
          800   Emerson Electric Co..........        67
        2,100   General Electric Co..........       173
        1,600   Intel Corp...................       120
          900   Thomas & Betts Corp..........        33
                                               --------
                                                    491
                                               --------
Electronics (1.7%):
        2,000   Motorola, Inc................       108
                                               --------
Electronic Instruments (0.8%):
        1,200   Texas Instruments, Inc.......        52
                                               --------
Environment Services (0.7%):
        1,900   Browning-Ferris Industries,
                  Inc........................        43
                                               --------
Financial Services (2.0%):
        1,900   American General Corp........        66
        2,000   Federal National Mortgage
                  Assoc......................        64
                                               --------
                                                    130
                                               --------
Food & Related (2.7%):
        1,000   General Mills, Inc...........        54
        1,900   H. J. Heinz Co...............        63
          300   Hershey Foods Corp...........        25
          500   Ralston-Purina Co............        31
                                               --------
                                                    173
                                               --------
Forest & Paper Products (3.0%):
        1,000   Georgia-Pacific Corp.........        75
          800   International Paper Co.......        30
          400   Kimberly Clark Corp..........        31
        1,300   Weyerhaeuser Co..............        54
                                               --------
                                                    190
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Care--General (1.9%):
          600   Bristol-Myers Squibb Co......  $     52
        1,400   Johnson & Johnson............        67
                                               --------
                                                    119
                                               --------
Hospital Supply & Management (0.8%):
        1,000   Columbia/HCA Healthcare
                  Corp.......................        51
                                               --------
Household--General Products (1.0%):
        2,300   Rubbermaid, Inc..............        66
                                               --------
Insurance--Life (0.5%):
          575   Jefferson Pilot Corp.........        30
                                               --------
Insurance--Multiline (1.8%):
          756   Allstate Corp................        34
          900   Marsh & McLennan Cos.,
                  Inc........................        81
                                               --------
                                                    115
                                               --------
Insurance--Property & Casualty (1.6%):
          300   General Re Corp..............        44
          600   Hartford Steam Boiler
                  Inspection & Insurance
                  Co.........................        26
          600   St. Paul Cos., Inc...........        31
                                               --------
                                                    101
                                               --------
Machinery & Equipment (1.5%):
          800   Ingersoll-Rand Co............        34
        1,400   Snap-On, Inc.................        62
                                               --------
                                                     96
                                               --------
Manufacturing (0.7%):
          155   Imation Corp. (b)............         3
          700   Service Corp.
                  International..............        39
                                               --------
                                                     42
                                               --------
Medical Equipment & Supplies (0.8%):
        1,300   Baxter International, Inc....        54
                                               --------

                                   Continued

                                      LOGO

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Motor Vehicle Parts (1.6%):
          850   Genuine Parts Co.............  $     36
        1,900   Ford Motor Co................        62
                                               --------
                                                     98
                                               --------
Multiple Industry (3.1%):
        2,700   Corning, Inc.................        99
        1,550   Minnesota Mining &
                  Manufacturing Co...........       101
                                               --------
                                                    200
                                               --------
Petroleum--Domestic (1.5%):
          300   Atlantic Richfield Co........        35
        1,600   Phillips Petroleum Co........        63
                                               --------
                                                     98
                                               --------
Petroleum--Internationals (5.8%):
        1,400   Amoco Corp...................        94
        1,600   Chevron Corp.................        92
          800   Exxon Corp...................        66
          600   Mobil Corp...................        66
          600   Texaco, Inc..................        51
                                               --------
                                                    369
                                               --------
Petroleum--Services (1.5%):
        2,300   Baker Hughes, Inc............        68
          500   Halliburton Co...............        26
                                               --------
                                                     94
                                               --------
Pharmaceuticals (4.6%):
          700   Abbott Laboratories..........        31
          900   Merck & Co...................        58
        1,200   Pacific Enterprises..........        35
        1,000   Pfizer, Inc..................        70
          600   Schering-Plough Corp.........        33
        1,200   Warner-Lambert Co............        65
                                               --------
                                                    292
                                               --------

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Photographic Equipment (0.3%):
          300   Eastman Kodak Co.............  $     22
                                               --------
Publishing (1.1%):
        1,100   Gannett Co., Inc.............        72
                                               --------
Railroad (1.8%):
          700   Burlington Northern Santa
                  Fe.........................        55
          900   Union Pacific Corp...........        62
                                               --------
                                                    117
                                               --------
Restaurants (0.4%):
        1,900   Brinker International, Inc.
                  (b)........................        25
                                               --------
Retail--General Merchandise (2.2%):
        1,300   J.C. Penney, Inc.............        65
          600   Sears Roebuck & Co...........        24
        2,200   Wal-Mart Stores, Inc.........        53
                                               --------
                                                    142
                                               --------
Retail--Specialty Stores (1.0%):
        1,600   Albany International, Class
                  A..........................        30
          700   Home Depot, Inc..............        35
                                               --------
                                                     65
                                               --------
Telecommunications (7.1%):
        1,800   AT&T Corp....................        94
        3,200   AirTouch Telecommunications
                  (b)........................        88
        1,100   Ameritech Corp...............        61
        1,600   BellSouth Corp...............        66
        1,500   General Telephone Electric
                  Corp. (b)..................        62

                                   Continued

                                      LOGO

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Telecommunications, continued:
          100   Lucent Technologies, Inc.....  $      4
        1,000   MCI Telecommunications
                  Corp.......................        25
        1,800   U.S. West, Inc...............        55
                                               --------
                                                    455
                                               --------
Telecommunications--Equipment (0.6%):
          700   DSC Communications Corp.
                  (b)........................        21
        1,200   Network Equipment
                  Technologies (b)...........        16
                                               --------
                                                     37
                                               --------
Tobacco (2.1%):
          700   Phillip Morris Co., Inc......        73
        1,900   UST, Inc.....................        63
                                               --------
                                                    136
                                               --------
Tools (0.5%):
        1,200   Stanley Works................        34
                                               --------
Toys (0.4%):
        1,125   Mattel, Inc..................        28
                                               --------
Utilities--Electric (4.7%):
        1,400   FPL Group, Inc...............        64
        2,600   PacifiCorp...................        54

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Utilities--Electric, continued:
        2,600   Potomac Electric Power Co.
                  (b)........................  $     63
        2,100   Public Service Enterprise
                  Group, Inc.................        55
        1,600   Texas Utilities Co...........        67
                                               --------
                                                    303
                                               --------
Utilities--Gas & Pipeline (1.0%):
          800   Consolidated Natural Gas
                  Co.........................        40
          500   Tenneco, Inc.................        25
                                               --------
                                                     65
                                               --------
   Total Common Stocks                            6,022
                                               --------
   Total Investments, at value                    6,022
                                               --------
REPURCHASE AGREEMENTS (6.0%):
    $ 386,342   First Boston, 5.62%, 8/1/96
                  (Collateralized by 303 U.S.
                  Treasury Bonds, 9.88%,
                  11/15/15, market
                  value--$396)...............       386
                                               --------
   Total Repurchase Agreements                      386
                                               --------
   Total (Cost--$5,355)(a)                     $  6,408
                                               ========

------------
Percentages indicated are based on net assets of $6,407.

(a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $5 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):
                Unrealized appreciation...................................................    1,162
                Unrealized depreciation...................................................     (114)
                                                                                             ------
                Net unrealized appreciation...............................................    1,048
                                                                                             ======
(b)  Represents non-income producing securities.

                       See notes to financial statements.

                                      LOGO

                                 JULY 31, 1996

1. ORGANIZATION:

    The HighMark Group (the "Group") was organized on March 10, 1987 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

    The Group is authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Group presently offers shares in the Diversified Obligations Fund, the U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax-Free Fund, the Tax-Free Fund, the Bond Fund, the Government Bond Fund, the Income Equity Fund, the Balanced Fund, the Growth Fund and the Income & Growth Fund (collectively, "the Funds" and individually, "a Fund"). Sales of shares may be made to customers of Union Bank of California, NA ("Union Bank of California") and to its affiliates, to all accounts of its correspondent banks, to institutional investors, and to the general public. MERUS-UCA Capital Management, ("MERUS-UCA"), a division of Union Bank of California, serves as investment adviser to the Group.

    The investment objective of the Diversified Obligations Fund, the U.S. Government Obligations Fund, and the 100% U.S. Treasury Obligations Fund is to seek current income with liquidity and stability of principal. The Diversified Obligations Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, and additionally invests in other high-quality money market instruments and other unrated instruments deemed to be of comparable high quality by the investment adviser pursuant to guidelines established by the Group's Board of Trustees. Some of the obligations and money market instruments in which the Diversified Obligations Fund invests may be subject to repurchase agreements. The U.S. Government Obligations Fund invests in obligations issued or guaranteed by the U.S. Treasury, and additionally invests in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of the obligations in which the U.S. Government Obligations Fund invests may be subject to repurchase agreements. The 100% U.S. Treasury Obligations Fund invests exclusively in direct U.S. Treasury obligations guaranteed as to timely payment of principal and interest by the full faith and credit of the U.S. Treasury. The California Tax-Free Fund's investment objective is to seek as high a level of current interest income free from federal income tax and California personal income tax as is consistent with the preservation of capital and relative stability of principal. The Tax-Free Fund's investment objective is to seek as high a level of current interest income free from federal income taxes as is consistent with the preservation of capital and relative stability of principal. The California Tax-Free Fund and the Tax-Free Fund invest primarily in bonds and notes issued by or on behalf of states (primarily, in the case of the California Tax-Free Fund, the State of California), territories and possessions of the United States, and the District of Columbia and their respective authorities, agencies, instrumentalities and political sub-divisions ("Municipal Securities"). The investment objective of the Bond Fund is to seek current income through investments in long-term, fixed-income securities. The

                                   Continued

                                      LOGO
                                       67
LOGO                                        NOTES TO FINANCIAL STATEMENTS

                                 JULY 31, 1996

    investment objective of the Government Bond Fund is to seek current income and relative stability of principal through investments in short- to intermediate-term U.S. Government Securities. The investment objective of the Income Equity Fund is to seek investments in equity securities that provide current income through the regular payment of dividends, with the goal that the Fund will have a high current yield and a low level of price volatility. Opportunities for long-term growth of asset value is a secondary consideration. The primary investment objective of the Balanced Fund is to seek total return. Conservation of capital is a secondary objective. The investment objective of the Growth Fund is to seek investments in equity securities that provide opportunity for long-term capital appreciation. The production of current income is an incidental objective. The investment objective of the Income and Growth Fund is to seek current income above the average current income of companies included in the Standard & Poor's 500 Stock Index (the "S&P 500") and to seek total return (dividends plus price appreciation) at least equal to that of the S&P 500 while maintaining lower price volatility than the S&P 500. There can, however, be no assurance that any of the funds' investment objectives will be achieved.

    On December 1, 1990, the Diversified Obligations Fund, the U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax-Free Fund, and the Tax-Free Fund (collectively, "the money market funds") commenced offering Class A Shares and designated existing shares as Class B Shares. As of June 20, 1994, Class A and Class B Shares were designated as "Investor" and "Fiduciary" Shares, respectively. On June 20, 1994, the Bond Fund, the Government Bond Fund, the Income Equity Fund, the Balanced Fund, the Growth Fund and the Income & Growth Fund (collectively, "the variable net asset value funds") commenced offering Investor Shares and designated existing shares as Fiduciary Shares. Investor and Fiduciary Shares represent interests in the same portfolio investments of a Fund and are identical in all respects except that Investor Shares bear the expense, if any, of the distribution fee under the Group's Distribution Plan (the "Distribution Plan"), which will cause the Investor Shares to have a higher expense ratio and to pay lower dividends than Fiduciary Shares. Investor Shares have certain exclusive voting rights with respect to the Distribution Plan.

    In addition, Investor Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses.

2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                   Continued

                                      LOGO
                                       68
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

   SECURITIES VALUATION:

    Investments in the money market funds are valued at either amortized cost, which approximates market value, or at original cost, which when combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

    Investments in common stocks and preferred stocks, corporate notes, commercial paper, and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value under the supervision of the Fund's Board of Trustees. The differences between cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable for the money market funds, the pro rata amortization of premium. The Funds accrete discounts of securities on the same basis for both financial reporting and federal income tax purposes, with the applicable portion of market discount recognized as ordinary income upon disposition or maturity. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

    The Funds may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, which MERUS-UCA deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to pledge securities as collateral pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian in

                                   Continued

                                      LOGO
                                       69
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

    the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions from net investment income are declared daily and paid monthly for the money market funds. Distributions from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

    Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses for income tax purposes.

   FEDERAL INCOME TAXES:

    It is the policy of each of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

   OTHER:

    Expenses that are directly related to one of the Funds are charged directly to that Fund and are allocated to each class of shares based on the relative net assets of each class. Other operating expenses of the Group are prorated to the Funds on the basis of relative net assets.

3. PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 1996 are as follows:

                                                                           PURCHASES           SALES
                                                                          ------------      ------------
         Bond Fund.....................................................   $ 12,838,463      $ 12,390,087
         Government Bond Fund..........................................   $  2,334,192      $  1,857,187
         Income Equity Fund............................................   $120,339,920      $104,047,894
         Balanced Fund.................................................   $ 11,733,334      $  4,060,963
         Growth Fund...................................................   $ 42,228,828      $ 27,423,180
         Income & Growth Fund..........................................   $  2,120,488      $  3,323,657

                                   Continued

                                      LOGO
                                       70
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

4. CAPITAL SHARE TRANSACTIONS:

    Transactions in capital shares for the Group for the years ended July 31, 1996 and 1995 were as follows:

                                                                                               U.S. GOVERNMENT OBLIGATIONS
                                                             DIVERSIFIED OBLIGATIONS FUND                  FUND
                                                            ------------------------------    ------------------------------
                                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                            JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                                                            -------------    -------------    -------------    -------------
                                                                                  Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares issued...............................  $ 1,099,638     $   646,263      $   712,337      $   394,176
  Dividends reinvested......................................        7,260           4,895            3,476            1,948
  Shares redeemed...........................................   (1,049,143)       (598,685)        (688,578)        (371,715)
                                                            -------------    -------------    -------------    -------------
  Change in net assets from Investor Share transactions.....  $    57,755     $    52,473      $    27,235      $    24,409
                                                            ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares issued...............................  $   843,405     $   915,980      $ 1,221,391      $ 1,366,450
  Dividends reinvested......................................           66              20               11                2
  Shares redeemed...........................................     (869,182)       (874,436)      (1,229,676)      (1,368,823)
                                                            -------------    -------------    -------------    -------------
  Change in net assets from Fiduciary Share transactions....  $   (25,711)    $    41,564      $    (8,274)     $    (2,371)
                                                            ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued....................................................    1,099,638         646,263          712,337          394,176
  Reinvested................................................        7,260           4,895            3,476            1,948
  Redeemed..................................................   (1,049,143)       (598,685)        (688,578)        (371,715)
                                                            -------------    -------------    -------------    -------------
  Change in Investor Shares.................................       57,755          52,473           27,235           24,409
                                                            ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued....................................................      843,405         915,980        1,221,391        1,366,450
  Reinvested................................................           66              20               11                2
  Redeemed..................................................     (869,182)       (874,436)      (1,229,676)      (1,368,823)
                                                            -------------    -------------    -------------    -------------
  Change in Fiduciary Shares................................      (25,711)         41,564           (8,274)          (2,371)
                                                            ============     ============     ============     ============

                                   Continued

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                                       71
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                     100% U.S. TREASURY                    CALIFORNIA
                                      OBLIGATIONS FUND                   TAX-FREE FUND                     TAX-FREE FUND
                               ------------------------------    ------------------------------    ------------------------------
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                               -------------    -------------    -------------    -------------    -------------    -------------
                                                                      Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares
    issued.....................   $ 463,343       $ 310,873        $ 120,369        $  99,160        $  36,847        $  44,420
  Dividends reinvested.........       4,526           2,090            1,419            1,027              402              412
  Shares redeemed..............    (455,887)       (263,475)        (108,705)         (91,159)         (33,803)         (52,158)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Investor Share
    transactions...............   $  11,982       $  49,488        $  13,083        $   9,028        $   3,446        $  (7,326)
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares
    issued.....................   $ 541,337       $ 425,795        $ 223,524        $ 255,654        $  95,373        $ 112,554
  Dividends reinvested.........          45              16                6                8               17               17
  Shares redeemed..............    (558,614)       (395,970)        (230,920)        (264,895)         (98,094)        (112,034)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Fiduciary Share
    transactions...............   $ (17,232)      $  29,841        $  (7,390)       $  (9,233)       $  (2,704)       $     537
                               ============     ============     ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued.......................     463,343         310,873          120,369           99,160           36,847           44,420
  Reinvested...................       4,526           2,090            1,419            1,027              402              412
  Redeemed.....................    (455,887)       (263,475)        (108,705)         (91,159)         (33,803)         (52,158)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Investor Shares....      11,982          49,488           13,083            9,028            3,446           (7,326)
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued.......................     541,337         425,795          223,524          255,654           95,373          112,554
  Reinvested...................          45              16                6                8               17               17
  Redeemed.....................    (558,614)       (395,970)        (230,920)        (264,895)         (98,094)        (112,034)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Fiduciary Shares...     (17,232)         29,841           (7,390)          (9,233)          (2,704)             537
                               ============     ============     ============     ============     ============     ============

                                   Continued

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                                       72
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                         BOND FUND                    GOVERNMENT BOND FUND               INCOME EQUITY FUND
                               ------------------------------    ------------------------------    ------------------------------
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                               -------------    -------------    -------------    -------------    -------------    -------------
                                                                      Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares
    issued.....................   $     754       $     626        $   1,055        $      97        $  10,342        $   4,131
  Dividends reinvested.........          60              14               47                2              501               52
  Shares redeemed..............        (177)           (113)             (33)             (32)          (5,008)            (506)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Investor Share
    transactions...............   $     637       $     527        $   1,069        $      67        $   5,835        $   3,677
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares
    issued.....................   $  14,876       $  10,767        $     297        $   1,279        $  52,940        $  31,913
  Dividends reinvested.........       2,983           3,111              219              295           16,994           13,482
  Shares redeemed..............     (16,414)        (19,821)          (1,002)          (2,852)         (49,911)         (56,293)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Fiduciary Share
    transactions...............   $   1,445       $  (5,943)       $    (486)       $  (1,278)       $  20,023        $ (10,898)
                               ============     ============     ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued.......................          71              63              110               11              721              331
  Reinvested...................           6               1                5               --               35                5
  Redeemed.....................         (17)            (11)              (3)              (4)            (344)             (40)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Investor Shares....          60              53              112                7              412              296
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued.......................       1,421           1,074               32              137            3,719            2,625
  Reinvested...................         284             311               22               32            1,200            1,154
  Redeemed.....................      (1,563)         (1,974)            (104)            (305)          (3,529)          (4,658)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Fiduciary Shares...         142            (589)             (50)            (136)           1,390             (879)
                               ============     ============     ============     ============     ============     ============

                                   Continued

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                                       73
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

                                 JULY 31, 1996

                                       BALANCED FUND                      GROWTH FUND                   INCOME & GROWTH FUND
                               ------------------------------    ------------------------------    ------------------------------
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                               -------------    -------------    -------------    -------------    -------------    -------------
                                                                      Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares
    issued.....................   $     526       $     480        $   1,796        $   1,230        $     213        $     205
  Dividends reinvested.........          22               2              107                5               17                1
  Shares redeemed..............        (358)            (20)            (370)            (144)             (66)              --
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Investor Share
    transactions...............   $     190       $     462        $   1,533        $   1,091        $     164        $     206
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares
    issued.....................   $  15,314       $   9,876        $  17,443        $   8,497        $   2,710        $   1,566
  Dividends reinvested.........       1,150             984            1,858              498              417              126
  Shares redeemed..............      (9,046)         (9,570)          (4,577)          (3,450)          (4,124)            (788)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Fiduciary Share
    transactions...............   $   7,418       $   1,290        $  14,724        $   5,545        $    (997)       $     904
                               ============     ============     ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued.......................          46              45              143              115               17               18
  Reinvested...................           2              --                9                1                1               --
  Redeemed.....................         (31)             (2)             (29)             (13)              (5)              --
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Investor Shares....          17              43              123              103               13               18
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued.......................       1,321             976            1,397              836              220              150
  Reinvested...................         100              99              154               50               35               12
  Redeemed.....................        (789)           (964)            (365)            (334)            (343)             (73)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Fiduciary Shares...         632             111            1,186              552              (88)              89
                               ============     ============     ============     ============     ============     ============

                                   Continued

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LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

5. RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Group by MERUS-UCA. Under the terms of the investment advisory agreement, Union Bank of California, of which MERUS-UCA is a division, is entitled to receive fees based on a percentage of the average net assets of each of the Funds. Union Bank of California also serves as custodian, sub-transfer agent and sub-administrator for the Group.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc.

    BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Group as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Funds. BISYS also serves as the Group's distributor. As distributor, BISYS is entitled to receive fees from the Funds for providing distribution services. For the year ended July 31, 1996, BISYS received $212,765 for commissions earned on sales of shares of the Group's variable net asset value funds, of which $23,664 was reallowed to affiliated parties. BISYS Ohio, serves the Group as transfer agent and mutual fund accountant. Transfer agent fees are computed on a sliding scale, based upon the number of shareholders.

    The Group has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which each Fund may pay the Distributor as compensation for its services in connection with the Distribution Plan a distribution fee, computed daily and paid monthly, at a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to the Funds' Investor Shares. A Fund's Fiduciary Shares are not subject to the Distribution Plan or a distribution fee. The Distributor has agreed to voluntarily reduce payments to be received pursuant to the Distribution Plan with respect to a money market fund to the extent necessary to ensure that such payments do not exceed the income attributable to such Fund's shares on any day.

    The Group has also adopted a Shareholder Services Plan permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers who are Fund shareholders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of each Fund's average daily net assets.

    Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. Such fees are permanently waived.

                                   Continued

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LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

    Information regarding these transactions is as follows for the year ended July 31, 1996: (amounts in thousands)

                                              DIVERSIFIED              U.S. GOVERNMENT          100% U.S. TREASURY
                                           OBLIGATIONS FUND           OBLIGATIONS FUND           OBLIGATIONS FUND
                                        -----------------------    -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee (percentage of
  average net assets)................    0.40% 1st $500 million     0.40% 1st $500 million     0.40% 1st $500 million
                                        0.35% next $500 million    0.35% next $500 million    0.35% next $500 million
                                                0.30% remaining            0.30% remaining            0.30% remaining
ADMINISTRATION FEES:
Annual fee (percentage of
  average net assets)................             0.20%                      0.20%                      0.20%
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary
  fee reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $ 395                      $ 179                      $ 267
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary
  fee reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $ 932                      $ 560                      $ 711
CUSTODIAN FEES: (percentage of
  average net assets)                    0.02% (minimum $2,500)     0.02% (minimum $2,500)     0.02% (minimum $2,500)
ACCOUNTING FEES: (percentage of
  average net assets)                   0.03% (minimum $40,000)    0.03% (minimum $40,000)    0.03% (minimum $40,000)

                                   Continued

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                                       76
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                                                        CALIFORNIA
                                                                       TAX-FREE FUND              TAX-FREE FUND
                                                                  -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)...........................    0.40% 1st $500 million     0.40% 1st $500 million
                                                                  0.35% next $500 million    0.35% next $500 million
                                                                          0.30% remaining            0.30% remaining
Voluntary fee reductions.......................................            $ 266                      $  24
ADMINISTRATION FEES:
Annual fee (percentage of average net assets)..................             0.20%                      0.20%
Voluntary fee reductions.......................................            $  77                      $  46
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary fee reductions
  (percentage of average net assets)...........................             0.25%                      0.25%
Voluntary fee reductions.......................................            $ 122                      $  36
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)...........................             0.25%                      0.25%
Voluntary fee reductions.......................................            $ 359                      $ 101
CUSTODIAN FEES: (percentage of average net assets)                 0.02% (minimum $2,500)     0.02% (minimum $2,500)
ACCOUNTING FEES: (percentage of average net assets)               0.03% (minimum $40,000)    0.03% (minimum $40,000)

                                   Continued

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

                                 JULY 31, 1996

                                               BOND FUND            GOVERNMENT BOND FUND        INCOME EQUITY FUND
                                        -----------------------    -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................     1.00% 1st $40 million      1.00% 1st $40 million      1.00% 1st $40 million
                                                0.60% remaining            0.60% remaining            0.60% remaining
Voluntary fee reductions.............            $ 257                      $  43                      $  33
ADMINISTRATION FEES:
Annual fee (percentage of
  average net assets)................             0.20%                      0.20%                      0.20%
Voluntary fee reductions.............            $  43                      $   9                         --
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $   2                      $   2                      $  20
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $ 143                      $  10                      $ 613
CUSTODIAN FEES: (percentage of
  average net assets)                    0.02% (minimum $2,500)     0.02% (minimum $2,500)     0.02% (minimum $2,500)
Voluntary fee reductions                                                    $  23
ACCOUNTING FEES: (percentage of
  average net assets)                   0.03% (minimum $40,000)    0.03% (minimum $40,000)    0.03% (minimum $40,000)

                                   Continued

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

                                 JULY 31, 1996

                                             BALANCED FUND               GROWTH FUND           INCOME & GROWTH FUND
                                        -----------------------    -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................     1.00% 1st $40 million      1.00% 1st $40 million      1.00% 1st $40 million
                                                0.60% remaining            0.60% remaining            0.60% remaining
Voluntary fee reductions.............            $ 161                      $ 182                      $  62
ADMINISTRATION FEES:
Annual fee (percentage of
  average net assets)................             0.20%                      0.20%                      0.20%
Voluntary fee reductions.............               --                         --                      $  12
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $   2                      $   5                      $   1
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $  82                      $  87                      $  14
CUSTODIAN FEES: (percentage of
  average net assets)                    0.02% (minimum $2,500)     0.02% (minimum $2,500)     0.02% (minimum $2,500)
Voluntary fee reductions.............            $  29                      $  40                      $  30
ACCOUNTING FEES: (percentage of
  average net assets)                   0.03% (minimum $40,000)    0.03% (minimum $40,000)    0.03% (minimum $40,000)
Voluntary fee reductions.............            $  19                      $  19                         --

                                   Continued

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                                       79
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

                                 JULY 31, 1996

6. CONCENTRATION OF CREDIT RISK:

    The California Tax-Free Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of California, its municipalities, counties, and other taxing districts. The issuers' abilities to meet their obligations may be affected by domestic and foreign or California economic, regional and political developments.

    At July 31, 1996, The California Tax-Free Fund had the following concentrations by industry sector (as a percentage of total investments):

                                          TAX-EXEMPT                                  CALIFORNIA
                                        INDUSTRY CLASS                               TAX-FREE FUND
             ---------------------------------------------------------------------   -------------
             Utilities -- Electric................................................        23.2%
             Housing..............................................................        22.1%
             Hospitals............................................................        20.7%
             Pollution Control....................................................        10.6%
             Governments..........................................................         8.2%
             Money Markets........................................................         7.8%
             Utilities -- Water & Sewer...........................................         4.2%
             Transportation & Shipping............................................         3.2%
                                                                                        ------
                                                                                         100.0%

7. ELIGIBLE DISTRIBUTIONS (UNAUDITED):

    The Group designates the following eligible distributions for the dividends received deduction for corporations for the Fund's taxable year ended July 31, 1996:

                                                      INCOME        BALANCED     GROWTH      INCOME &
                                                    EQUITY FUND       FUND        FUND      GROWTH FUND
                                                    -----------     --------     ------     -----------
             Dividend Income (in thousands)......     $ 9.943        $  549      $ 607        $   163
             Dividend Income Per Share...........     $ 0.402        $0.142      $0.107       $ 0.221

                                   Continued

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

                                 JULY 31, 1996

8. EXEMPT-INTEREST INCOME DESIGNATION (UNAUDITED):

    The Group designates the following exempt-interest dividends for the Fund's taxable year ended July 31, 1996.

                                                                     CALIFORNIA
                                                                    TAX-FREE FUND      TAX-FREE FUND
                                                                    -------------      -------------
             Exempt-interest dividends...........................      $ 5.255            $ 1.537
             Exempt-interest dividends per share.................        0.028              0.028

    The following information indicates by state the percentage of income earned by the California Tax-Free Fund and the Tax-Free Fund for the year ended July 31, 1996:

                                                                     CALIFORNIA
                                                                    TAX-FREE FUND      TAX-FREE FUND
                                                                    -------------      -------------
             Alaska..............................................                            2.6%
             Arizona.............................................                            3.4
             California..........................................       100.0%              21.0
             Colorado............................................                            2.6
             Florida.............................................                            6.5
             Hawaii..............................................                            3.0
             Illinois............................................                            4.6
             Indiana.............................................                            4.9
             Kentucky............................................                            3.1
             Louisiana...........................................                            4.1
             Michigan............................................                            3.8
             Minnesota...........................................                            0.2
             Missouri............................................                            2.8
             Nevada..............................................                            4.7
             New Mexico..........................................                            4.2
             New York............................................                            4.4
             Oregon..............................................                            1.9
             Pennsylvania........................................                            0.5
             Rhode Island........................................                            1.3
             Texas...............................................                            1.2
             Utah................................................                            2.3
             Virginia............................................                           10.3
             Wyoming.............................................                            1.3
             Other Territories...................................                            5.3
                                                                       ------             ------
                                                                        100.0%             100.0%
                                                                    ==============     ==============

                                   Continued

                                      LOGO
                                       81
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

    For the year ended July 31, 1996, 18.9% of the income earned by the Tax-Free Fund and 16.9% of the income earned by the California Tax-Free Fund may be subject to the alternative minimum tax.

    For California residents, 100.0% of the income earned by the California Tax-Free Fund for the year ended July 31, 1996 is designated as tax-exempt income.

    The following information indicates by type the percentage of income earned by the 100% U.S. Treasury Obligations Fund for the year ended July 31, 1996:

                                                                                100% U.S. TREASURY
                                           TYPE                                  OBLIGATIONS FUND
             ----------------------------------------------------------------   ------------------
             Federal obligations (such as U.S. Treasury bills, notes,
               bonds)........................................................          100.0%
                                                                                ===================

    For California residents, the 100% U.S. Treasury Obligations Fund met the quarterly diversification tests for each fiscal quarter ended during the year ended July 31, 1996. In addition, for California residents, 100% of the income earned by the 100% U.S. Treasury Obligations Fund for the year ended July 31, 1996 is designated as tax-exempt income.

    Please consult your tax advisor for the proper treatment of the information reflected in Notes 7 and 8.

9. FEDERAL INCOME TAXES:

    For federal income tax purposes, the following funds have capital loss carryforwards as of July 31, 1996, which are available to offset future capital gains, if any:

                                                                               AMOUNT        EXPIRES
                                                                             ----------      -------
             Diversified Obligations Fund.................................   $  341,422        2001
                                                                                 29,246        2002
             U.S. Government Obligations Fund.............................      174,662        2001
             100% U.S. Treasury Obligations Fund..........................        6,637        2004
             California Tax-Free Fund.....................................       24,741        2002
                                                                                 22,777        2003
             Tax-Free Fund................................................        9,016        2002
                                                                                 13,234        2003
             Bond Fund....................................................    2,766,351        2003
                                                                                 54,397        2004
             Government Bond Fund.........................................      243,536        2002
                                                                                 55,189        2003
                                                                                 10,219        2004

                                      LOGO
                                       82
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.049      0.049       0.049      0.049       0.028      0.028       0.027      0.027       0.043      0.043
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.049)    (0.049 )    (0.049)    (0.049 )    (0.028)    (0.028 )    (0.027)    (0.027 )    (0.043)    (0.043 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       5.01%      5.01%       4.99%      4.99%       2.88%      2.88%       2.75%      2.75%       4.41%      4.41%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
   end of
   period
   (000)......   $185,952   $244,775    $128,191   $270,476    $ 75,725   $228,934    $ 77,589   $254,034    $ 17,600   $337,485
 Ratio of
   expenses to
   average net
   assets.....       0.75%      0.75%       0.74%      0.74%       0.74%      0.74%       0.72%      0.72%       0.72%      0.72%
 Ratio of net
   investment
   income to
   average net
   assets.....       4.89%      4.91%       4.92%      4.88%       2.83%      2.83%       2.72%      2.72%       4.34%      4.34%
 Ratio of
   expenses to
   average net
   assets*....       1.23%      0.99%       1.23%      0.98%       1.14%      0.89%       0.79%      0.73%       0.97%      0.72%
 Ratio of net
   investment
   income to
   average net
   assets*....       4.41%      4.67%       4.43%      4.64%       2.42%      2.67%       2.65%      2.71%       4.09%      4.34%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       83
LOGO                                         DIVERSIFIED OBLIGATIONS FUND

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.048      0.048       0.048      0.048       0.027      0.027       0.027      0.027       0.042      0.042
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.048)    (0.048 )    (0.048)    (0.048 )    (0.027)    (0.027 )    (0.027)    (0.027 )    (0.042)    (0.042 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       4.86%      4.88%       4.86%      4.87%       2.74%      2.74%       2.72%      2.72%       4.25%      4.25%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
   end of
   period
   (000)......   $ 75,714   $151,483    $ 48,474   $159,747    $ 24,055   $162,094    $ 37,332   $166,182    $ 12,527   $ 94,252
 Ratio of
   expenses to
   average net
   assets.....       0.79%      0.77%       0.78%      0.78%       0.77%      0.78%       0.71%      0.71%       0.73%      0.73%
 Ratio of net
   investment
   income to
   average net
   assets.....       4.77%      4.76%       4.82%      4.76%       2.63%      2.70%       2.67%      2.67%       4.15%      4.15%
 Ratio of
   expenses to
   average net
   assets*....       1.26%      1.00%       1.27%      1.02%       1.17%      0.94%       0.79%      0.74%       0.99%      0.74%
 Ratio of net
   investment
   income to
   average net
   assets*....       4.30%      4.53%       4.33%      4.52%       2.23%      2.54%       2.59%      2.65%       3.89%      4.14%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       84
LOGO                    U.S. GOVERNMENT OBLIGATIONS FUND

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.046      0.046       0.046      0.046       0.026      0.026       0.026      0.026       0.040      0.040
 Net realized
   and
   unrealized
   gains on
investments...         --         --          --         --          --         --          --         --       0.001      0.001
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
   Total from
    Investment
  Activities..      0.046      0.046       0.046      0.046       0.026      0.026       0.026      0.026       0.041      0.041
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.046)    (0.046 )    (0.046)    (0.046 )    (0.026)    (0.026 )    (0.026)    (0.026 )    (0.040)    (0.040 )
 From net
   investment
   income.....         --         --          --         --          --         --          --         --      (0.001)    (0.001 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
   Total
   Distributions...   (0.046)   (0.046 )   (0.046)   (0.046 )    (0.026)    (0.026 )    (0.026)    (0.026 )    (0.041)    (0.041 )
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       4.74%      4.74%       4.69%      4.69%       2.68%      2.68%       2.64%      2.64%       4.18%      4.18%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of
   period
   (000)......   $100,623   $173,340    $ 88,660   $190,604    $ 39,157   $160,721    $ 32,629   $191,946    $ 11,551   $219,451
 Ratio of
   expenses to
   average net
   assets.....       0.74%      0.74%       0.73%      0.73%       0.74%      0.74%       0.67%      0.67%       0.65%      0.65%
 Ratio of net
   investment
   income to
   average net
   assets.....       4.64%      4.64%       4.68%      4.60%       2.68%      2.63%       2.60%      2.60%       3.99%      3.99%
 Ratio of
   expenses to
   average net
   assets*....       1.23%      0.97%       1.22%      0.97%       1.15%      0.90%       0.75%      0.72%       0.97%      0.72%
 Ratio of net
   investment
   income to
   average net
   assets*....       4.15%      4.41%       4.19%      4.36%       2.27%      2.48%       2.52%      2.55%       3.67%      3.92%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       85
LOGO                                  100% U.S. TREASURY OBLIGATIONS FUND

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.029      0.029       0.031      0.031       0.020      0.020       0.021      0.021       0.032      0.032
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.029)    (0.029 )    (0.031)    (0.031 )    (0.020)    (0.020 )    (0.021)    (0.021 )    (0.032)    (0.032 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       2.91%      2.91%       3.16%      3.16%       1.99%      1.99%       2.13%      2.13%       3.20%      3.20%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of
   period
   (000)......   $ 53,627   $ 98,352    $ 40,544   $105,742    $ 31,521   $114,993    $ 44,410   $142,939    $  4,609   $116,062
 Ratio of
   expenses to
   average net
   assets.....       0.55%      0.55%       0.50%      0.50%       0.50%      0.50%       0.44%      0.44%       0.54%      0.54%
 Ratio of net
   investment
   income to
   average net
   assets.....       2.89%      2.88%       3.14%      3.11%       1.96%      1.96%       2.08%      2.08%       3.15%      3.15%
 Ratio of
   expenses to
   average net
   assets*....       1.25%      1.00%       1.26%      1.01%       1.18%      0.93%       0.79%      0.73%       0.99%      0.74%
 Ratio of net
   investment
   income to
   average net
   assets*....       2.19%      2.43%       2.38%      2.60%       1.28%      1.53%       1.73%      1.78%       2.70%      2.95%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       86
LOGO                    CALIFORNIA TAX-FREE FUND

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.028      0.028       0.030      0.030       0.019      0.019       0.021      0.021       0.033      0.033
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.028)    (0.028 )    (0.030)    (0.030 )    (0.019)    (0.019 )    (0.021)    (0.021 )    (0.033)    (0.033 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       2.87%      2.87%       3.00%      3.00%       1.96%      1.96%       2.16%      2.16%       3.35%      3.35%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of
   period
   (000)......   $ 16,148   $ 28,109    $ 12,702   $ 30,813    $ 20,032   $ 30,285    $ 40,010   $ 29,799    $ 23,780   $ 27,136
 Ratio of
   expenses to
   average net
   assets.....       0.77%      0.76%       0.73%      0.73%       0.69%      0.69%       0.53%      0.53%       0.57%      0.57%
 Ratio of net
   investment
   income to
   average net
   assets.....       2.81%      2.86%       2.90%      2.95%       1.93%      1.95%       2.12%      2.12%       3.31%      3.31%
 Ratio of
   expenses to
   average net
   assets*....       1.42%      1.16%       1.39%      1.14%       1.27%      1.02%       0.96%      0.84%       1.09%      0.84%
 Ratio of net
   investment
   income to
   average net
   assets*....       2.16%      2.46%       2.24%      2.54%       1.36%      1.62%       1.69%      1.82%       2.79%      3.05%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       87
LOGO                                                        TAX-FREE FUND

                              FINANCIAL HIGHLIGHTS

                                                                                  JUNE 20,        YEAR
                                                                                  1994 TO         ENDED
                                 YEAR ENDED                 YEAR ENDED            JULY 31,      JULY 31,      YEAR ENDED JULY 31,
                               JULY 31, 1996              JULY 31, 1995          1994(A)(B)      1994(B)
                           ----------------------     ----------------------     ----------     ---------     -------------------
                           INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY      INVESTOR      FIDUCIARY      1993        1992
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.29       $ 10.38       $10.04       $ 10.11        $10.12        $ 11.13      $ 11.02     $ 10.29
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
INVESTMENT ACTIVITIES
 Net investment
   income...............      0.69          0.66         0.66          0.64          0.07           0.63         0.70        0.67
 Net realized and
   unrealized gains
   (losses) on
   investments..........     (0.18)        (0.16)        0.23          0.27         (0.05)         (0.97)        0.35        0.77
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
   Total from Investment
     Activities.........      0.51          0.50         0.89          0.91          0.02          (0.34)        1.05        1.44
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
DISTRIBUTIONS
 From net investment
   income...............     (0.65)        (0.65)       (0.64)        (0.64)        (0.10)         (0.63)       (0.70)      (0.67)
 From net realized
   gains................        --            --           --            --            --          (0.01)       (0.24)      (0.04)
 In excess of net
   realized gains.......        --            --           --            --            --          (0.04)          --          --
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
   Total
     Distributions......     (0.65)        (0.65)       (0.64)        (0.64)        (0.10)         (0.68)       (0.94)      (0.71)
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
NET ASSET VALUE, END OF
 PERIOD.................    $10.15       $ 10.23       $10.29       $ 10.38        $10.04        $ 10.11      $ 11.13     $ 11.02
                           =========    ===========   =========    ===========   =============== ===========  ========    ========
Total Return (excludes
 sales charges).........      4.95%         4.81%        9.29%         9.43%        (3.81)%(c)     (3.14)%      10.07%      14.43%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at end of
   period (000).........    $1,157       $60,374       $  558       $59,758        $    7        $64,185      $33,279     $21,651
 Ratio of expenses to
   average net assets...      0.89%         0.89%        0.92%         0.92%         0.99%(d)       0.86%        0.93%       0.91%
 Ratio of net investment
   income to average net
   assets...............      6.10%         6.10%        6.29%         6.35%         5.77%(d)       6.11%        6.41%       6.23%
 Ratio of expenses to
   average net
   assets*..............      1.85%         1.61%        1.89%         1.64%         2.96%(d)       1.37%        1.55%       1.55%
 Ratio of net investment
   income to average net
   assets*..............      5.14%         5.38%        5.32%         5.62%         3.80%(d)       5.60%        5.79%       5.59%
 Portfolio turnover.....     20.88%(e)     20.88%(e)    36.20%(e)     36.20%(e)     44.33%(e)      44.33%(e)    58.81%      79.56%

---------------

(a)  Period from commencement of operations.
(b)  On June 20, 1994, the Bond Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(c)  Represents total return for the Fiduciary shares for the period from August 1, 1993 to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       88
LOGO                    BOND FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 14,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $ 9.43       $  9.50       $ 9.36       $  9.44       $  9.47          $10.00
                                                --------     ---------     --------     ---------     ---------         ------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.62          0.60         0.66          0.60          0.01            0.40
 Net realized and unrealized gains (losses)
   on investments............................     (0.18)        (0.16)        0.01          0.06         (0.02)          (0.56)
                                                --------     ---------     --------     ---------     ---------         ------
Total from Investment Activities                   0.44          0.44         0.67          0.66         (0.01)          (0.16)
                                                --------     ---------     --------     ---------     ---------         ------
DISTRIBUTIONS
 From net investment income..................     (0.59)        (0.59)       (0.60)        (0.60)        (0.10)          (0.40)
                                                --------     ---------     --------     ---------     ---------         ------
NET ASSET VALUE, END OF PERIOD...............    $ 9.28       $  9.35       $ 9.43       $  9.50       $  9.36          $ 9.44
                                                =========    ===========   =========    ===========   ==========     ==============
Total Return (excludes sales charges)........      4.79%         4.75%        7.47%         7.30%        (2.42)%(b)(e)   (1.59)%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $1,104       $ 3,386       $   68       $ 3,916       $    --          $5,171
 Ratio of expenses to average net assets.....      0.85%         0.85%        0.85%         0.85%         0.87%(c)        0.85%(c)
 Ratio of net investment income to average
   net assets................................      6.22%         6.12%        6.25%         6.32%         4.37%(c)        5.84%(c)
 Ratio of expenses to average net assets*....      4.05%         3.80%        2.54%         2.29%         0.87%(c)        3.09%(c)
 Ratio of net investment income to average
   net assets*...............................      3.02%         3.17%        4.56%         4.88%         4.37%(c)        3.60%(c)
 Portfolio turnover (d)......................     44.72%        44.72%       67.49%        67.49%       176.26%         176.26%

---------------

(a)  Period from commencement of operations. On June 20, 1994, the Government Bond Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994, plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. In addition, certain expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       89
LOGO                                                 GOVERNMENT BOND FUND

                              FINANCIAL HIGHLIGHTS

                                                                                 JUNE 20,        YEAR
                                                                                 1994 TO         ENDED
                               YEAR ENDED                  YEAR ENDED            JULY 31,      JULY 31,      YEAR ENDED JULY 31,
                              JULY 31, 1996              JULY 31, 1995          1994(A)(B)      1994(B)
                         -----------------------     ----------------------     ----------     ---------     --------------------
                         INVESTOR      FIDUCIARY     INVESTOR     FIDUCIARY      INVESTOR      FIDUCIARY       1993        1992
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD...............   $ 13.03       $  13.00       $11.92      $  11.92        $11.85       $  12.13      $  11.42     $ 10.22
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
INVESTMENT ACTIVITIES
 Net investment
   income.............      0.42           0.42         0.42          0.44          0.04           0.39          0.38        0.40
 Net realized and
   unrealized gains on
   investments........      1.92           1.93         1.55          1.50          0.08           0.12          0.71        1.20
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
   Total from
     Investment
     Activities.......      2.34           2.35         1.97          1.94          0.12           0.51          1.09        1.60
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
DISTRIBUTIONS
 From net investment
   income.............     (0.42 )        (0.42 )      (0.44)        (0.44 )       (0.05)         (0.39 )       (0.38)      (0.40)
 From net realized
   gains..............     (0.66 )        (0.66 )      (0.42)        (0.42 )          --          (0.33 )          --          --
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
   Total
     Distributions....     (1.08 )        (1.08 )      (0.86)        (0.86 )       (0.05)         (0.72 )       (0.38)      (0.40)
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
NET ASSET VALUE, END
 OF PERIOD............   $ 14.29       $  14.27       $13.03      $  13.00        $11.92       $  11.92      $  12.13     $ 11.42
                         =========     ===========   =========    ===========   =============== ===========  ==========   ========
Total Return (excludes
 sales charges).......     18.21 %        18.25 %      17.52%        17.26 %        4.23%(c)       4.23 %        9.75%      16.04%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at end of
   period (000).......   $10,143       $262,660       $3,881      $221,325        $   24       $213,328      $104,840     $74,478
 Ratio of expenses to
   average net
   assets.............      1.03 %         1.03 %       1.06%         1.06 %        1.10%(d)       1.06 %        1.15%       1.16%
 Ratio of net
   investment income
   to average net
   assets.............      2.89 %         2.95 %       3.06%         3.59 %        0.93%(d)       3.29 %        3.27%       3.76%
 Ratio of expenses to
   average net
   assets*............      1.51 %         1.27 %       1.55%         1.30 %        1.33%(d)       1.10 %        1.21%       1.29%
 Ratio of net
   investment income
   to average net
   assets*............      2.41 %         2.71 %       2.57%         3.34 %        0.71%(d)       3.24 %        3.22%       3.64%
 Portfolio turnover...     41.51 %(e)     41.51 %(e)   36.64%(e)     36.64 %(e)    33.82%(e)      33.82 %(e)    29.58%      23.05%

---------------

(a)  Period from commencement of operations.
(b)  On June 20, 1994, the Income Equity Fund commenced offering Investor Shares and designated existing shares as Fiduciary
     Shares.
(c)  Represents total return for the Fiduciary Shares for the period from August 1, 1993 to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       90
LOGO                    INCOME EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 14,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $10.79       $ 10.85       $ 9.71       $  9.76       $  9.71         $  10.00
                                                --------     ---------     --------     ---------     ---------      ------------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.40          0.40         0.43          0.39            --             0.26
 Net realized and unrealized gains (losses)
   on investments............................      0.77          0.79         1.04          1.09          0.06            (0.24)
                                                --------     ---------     --------     ---------     ---------      ------------
   Total from Investment Activities..........      1.17          1.19         1.47          1.48          0.06             0.02
                                                --------     ---------     --------     ---------     ---------      ------------
DISTRIBUTIONS
 From net investment income..................     (0.40)        (0.40)       (0.39)        (0.39)        (0.06)           (0.26)
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, END OF PERIOD...............    $11.56       $ 11.64       $10.79       $ 10.85       $  9.71         $   9.76(e)
                                                =========    ===========   =========    ===========   ==========     ============
Total Return (excludes sales charges)........     10.94%        11.06%       15.60%        15.62%        (0.25)%(b)        0.26%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $  694       $39,502       $  467       $29,961            --         $ 25,851
 Ratio of expenses to average net assets.....      0.94%         0.94%        0.90%         0.89%           --             0.87%(c)
 Ratio of net investment income to average
   net assets................................      3.48%         3.49%        3.78%         3.93%           --             3.77%(c)
 Ratio of expenses to average net assets*....      2.03%         1.78%        2.05%         1.80%           --             1.79%(c)
 Ratio of net investment income to average
   net assets*...............................      2.39%         2.85%        2.63%         3.02%           --             2.85%(c)
 Portfolio turnover (d)......................     12.84%        12.84%       20.70%        20.70%        44.14%           44.14%

---------------

(a)  Period from commencement of operations. On June 20, 1994, the Balanced Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       91
LOGO                                                        BALANCED FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 18,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $11.87       $ 11.87       $ 9.77       $  9.76       $  9.74         $  10.00
                                                --------     ---------     --------     ---------     ---------      ------------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.11          0.12         0.15          0.15            --             0.05
 Net realized and unrealized gains (losses)
   on investments............................      1.38          1.35         2.25          2.26          0.04            (0.24)
                                                --------     ---------     --------     ---------     ---------      ------------
   Total from Investment Activities..........      1.49          1.47         2.40          2.41          0.04            (0.19)
                                                --------     ---------     --------     ---------     ---------      ------------
DISTRIBUTIONS
 From net investment income..................     (0.12)        (0.12)       (0.15)        (0.15)        (0.01)           (0.05)
 From net realized gains.....................     (0.64)        (0.64)       (0.15)        (0.15)           --               --
                                                --------     ---------     --------     ---------     ---------      ------------
   Total Distributions.......................     (0.76)        (0.76)       (0.30)        (0.30)        (0.01)           (0.05)
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, END OF PERIOD...............    $12.60       $ 12.58        11.87       $ 11.87       $  9.77         $   9.76
                                                =========    ===========   =========    ===========   ==========     ============
Total Return (excludes sales charges)........     12.88%        12.72%       25.10%        25.23%        (1.77)%(b)       (1.87)%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $2,843       $41,495       $1,218       $25,096            --         $ 15,254
 Ratio of expenses to average net assets.....      0.93%         0.93%        0.84%         0.79%           --             0.77%(c)
 Ratio of net investment income to average
   net assets................................      0.96%         0.98%        1.17%         1.40%           --             0.86%(c)
 Ratio of expenses to average net assets*....      1.91%         1.67%        2.11%         1.92%           --             2.61%(c)
 Ratio of net investment income (loss) to
   average net assets*.......................     (0.02)%        0.23%       (0.10)%        0.26%           --            (0.98)%(c)
 Portfolio turnover (d)......................     78.58%        78.58%       67.91%        67.91%       123.26%          123.26%

---------------

(a)  Period from commencement of operations. On June 20, 1994, the Growth Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. In addition, certain expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       92
LOGO                    GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 14,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $11.75       $ 11.74       $ 9.97       $  9.96       $  9.86          $10.00
                                                --------     ---------     --------     ---------     ---------         ------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.22          0.25         0.27          0.25            --            0.20
 Net realized and unrealized gains (losses)
   on investments............................      1.49          1.46         1.76          1.78          0.14           (0.04)
                                                --------     ---------     --------     ---------     ---------         ------
   Total from Investment Activities..........      1.71          1.71         2.03          2.03          0.14            0.16
                                                --------     ---------     --------     ---------     ---------         ------
DISTRIBUTIONS
 From net investment income..................     (0.25)        (0.25)       (0.25)        (0.25)        (0.03)          (0.20)
 From net realized gains.....................     (0.69)        (0.69)          --            --            --              --
                                                --------     ---------     --------     ---------     ---------         ------
   Total Distributions.......................     (0.94)        (0.94)       (0.25)        (0.25)        (0.03)          (0.20)
                                                --------     ---------     --------     ---------     ---------         ------
NET ASSET VALUE, END OF PERIOD...............    $12.52       $ 12.51       $11.75       $ 11.74       $  9.97          $ 9.96
                                                =========    ===========   =========    ===========   ==========     =========
Total Return (excludes sales charges)........     15.02%        15.04%       20.67%        20.68%         1.73%(b)        1.63%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $  394       $ 6,013       $  215       $ 6,669            --          $4,771
 Ratio of expenses to average net assets.....      0.98%         0.98%        0.97%         0.97%         0.88%(c)        0.95%(c)
 Ratio of net investment income to average
   net assets................................      1.96%         2.00%        2.23%         2.37%         0.88%(c)        2.86%(c)
 Ratio of expenses to average net assets*....      3.52%         3.27%        2.66%         2.41%         0.88%(c)        3.27%(c)
 Ratio of net investment income (loss) to
   average net assets*.......................     (0.58)%       (0.29)%       0.54%         0.93%         0.88%(c)        0.54%(c)
 Portfolio turnover (d)......................     36.64%        36.64%       15.01%        15.01%        97.24%          97.24%
---------------

(a)  Period from commencement of operations. On June 20, 1994, the Income & Growth Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. In addition, certain expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       93
LOGO                                                 INCOME & GROWTH FUND

PART C.    OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)  Financial Statements:

                Included in Part A:

                      --    Certain Financial Information.

                Included in Part B:


                -- Report of Independent Certified Public Accountants for The HighMark Group at July 31, 1996.

                      -- Statements of Assets and Liabilities for The HighMark Group at July 31, 1996.

                      -- Statements of Operations for The HighMark Group for the year ended July 31, 1996.

                      -- Statements of Changes in Net Assets for The HighMark Group for the year ended July 31, 1996.

                      -- Schedules of Portfolio Investments for The HighMark Group at July 31, 1996.

                      -- Notes to Financial Statements for The HighMark Group dated July 31, 1996.

                      -- Financial Highlights for The HighMark Group for the year ended July 31, 1996. All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.


           (b)  Exhibits:

                (1)   (a)     Declaration of Trust, dated March 10, 1987, is
                              incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment No. 1 (filed May 15,
                              1987) to Registrant's Registration Statement on
                              Form N-1A.

                      (b) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit
                              (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

                      (c) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit
                              (1)(c) of Pre-Effective Amendment No. 2 (filed July 24, 1987) to Registrant's Registration Statement on Form N-1A.

                      (d) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit
                              (1)(d) of Pre-Effective Amendment No. 3 (filed July 31, 1987) to Registrant's Registration Statement on Form N-1A.

                      (e) Amendment to Declaration of Trust, dated October 18, 1996, is filed herewith.


                (2)   (a)     Amended and Restated Code of Regulations, dated
                              June 5, 1991, is incorporated by reference to
                              Exhibit 2 of Post-Effective Amendment No. 7
                              (filed September 30, 1991) to Registrant's
                              Registration Statement on Form N-1A.

                      (b) Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                (3)           None.

                (4)           None.


                (5) Investment Advisory Agreement between Registrant and Union Bank of California, N.A., dated as of April 1, 1996 (the "Investment Advisory Agreement"), is filed herewith.


                (6) Distribution Agreement, dated August 1, 1995, between Registrant and The Winsbury Company (the "Distribution Agreement") is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 16 (filed December 1,

                              1995) to Registrant's Registration Statement on Form N-1A.

                (7)           None.

                (8)   (a)     Custodian Agreement between Registrant and The
                              Bank of California, N.A., dated as of December
                              23, 1991, as amended as of September 15, 1992
                              (the "Custodian Agreement"), is incorporated by reference to Exhibit 8 of Post-Effective
                              Amendment No. 8 (filed September 30, 1992) to
                              Registrant's Registration Statement on Form N-1A.

                      (b) Form of amended and restated Schedule A to the Custodian Agreement is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                (9)   (a)     Management and Administration Agreement between
                              Registrant and The Winsbury Company, dated as of August 1, 1995 (the "Management and
                              Administration Agreement") is incorporated by reference to Exhibit (9)(a) of Post-Effective
                              Amendment No. 16 (filed December 1, 1995) to
                              Registrant's Registration Statement on Form N-1A.

                      (b) Amendment made as of June 19, 1996 to the Management and Administration Agreement between Registrant and The Winsbury Company dated as of August 1, 1995 is filed herewith.

                      (c) Transfer Agency and Shareholder Services Agreement between Registrant and The Winsbury Service Corporation, dated August 1, 1995 (the "Transfer Agency Agreement") is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 16 (filed December 1, 1995) to Registrant's Registration Statement on Form N-1A.

                      (d) Sub-Transfer Agency Agreement between The Winsbury Service Corporation and The Bank of California, N.A., dated February 22, 1989, as amended as of September 15,

                              1992 (the "Sub-Transfer Agency Agreement"), is incorporated by reference to Exhibit 9(d) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                      (e) Fund Accounting Agreement between Registrant and The Winsbury Service Corporation, dated as of August 1, 1995 (the "Fund Accounting Agreement") is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 16 (filed December 1, 1995) to Registrant's Registration Statement on Form N-1A.

                      (f) Amendment made as of June 19, 1996 to the Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of August 1, 1995 is filed herewith.

                      (g) Form of amended and restated Schedules A and D to the Sub-Transfer Agency Agreement is incorporated by reference to Exhibit 9(g) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                      (h) Form of Shareholder Services Agreement ("Shareholder Services Agreement") between Registrant and The Winsbury Company dated December 1, 1993 is incorporated by reference to
                              Exhibit 9(m) of Post-Effective Amendment No. 12 (filed October 1, 1993) to Registrant's Registration Statement on Form N-1A.

                      (i) Form of amended and restated Appendix A to the Shareholder Services Agreement is incorporated by reference to Exhibit 9(j) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                      (j) Shareholder Services Plan is incorporated by reference to Exhibit 9(n) of Post-Effective Amendment No. 12 (filed October 1, 1993) to the Registrant's Registration Statement on Form N-1A.


                (10)          Inapplicable.

                (11)(a) Consent of Deloitte & Touche LLP is filed herewith.

                (11)(b) Consent of Coopers & Lybrand L.L.P, is filed herewith.

                (11)(c)       Consent of Ropes & Gray, is filed herewith.


                (12)          None.

                (13)          None.

                (14)          None.

                (15)  (a)     Registrant's Distribution and Shareholder
                              Services Plan relating to the Money Market Funds is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 6 (filed September
                              27, 1990) to Registrant's Registration Statement on Form N-1A.

                      (b) Form of Servicing Agreement With Respect to Distribution Assistance and Shareholder Services used in connection with Registrant's Distribution and Shareholder Services Plan relating to the Money Market Funds is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 6 (filed September 27, 1990) to Registrant's Registration Statement on Form N-1A.

                      (c) Form of Servicing Agreement With Respect to Shareholder Services used in connection with Registrant's Distribution and Shareholder Services Plan relating to the Money Market Funds, is incorporated by reference to Exhibit 15(c) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                      (d) Registrant's Distribution and Shareholder Services Plan relating to the Income Funds, the Equity Funds and the Municipal Funds is incorporated by reference to Exhibit 15(d) of Post-Effective Amendment No. 13 (filed April 11,
                              1994) to the Registrant's Registration Statement on Form N-1A.

                      (e) Form of amended and restated Schedule A to the Distribution and Shareholder Services Plan relating to the Income Funds, the Equity Funds and the Municipal Funds is incorporated by reference to Exhibit 15(c) of Post-Effective Amendment No. 14 (filed June 17,
                              1994) to Registrant's Registration Statement on Form N-1A.

                (16)  (a)     Performance Calculation Schedules concerning: the
                              seven-day yield and effective yield of the Class
                              A and Class B Shares of the U.S. Government
                              Obligations Fund, the Diversified Obligations
                              Fund, the 100% U.S. Treasury Obligations Fund, the Tax-Free Fund, and the California Tax-Free
                              Fund; the seven-day tax-equivalent yield and tax-equivalent effective yield of the Class A and Class B Shares of the Tax-Free Fund and the
                              California Tax-Free Fund; and the average annual total return of the Income Equity Fund and Bond
                              Fund for the one-year, five-year, and
                              inception-to-date periods are incorporated by reference to Exhibit 16 of Post-Effective
                              Amendment No. 6 (filed September 27, 1990) to
                              Registrant's Registration Statement on Form N-1A.

                      (b) Yield Calculation Schedules concerning the seven-day tax-equivalent yield and tax-equivalent effective yield (for California and Oregon income tax purposes) of the Class A and Class B Shares of the 100% U.S. Treasury Obligations Fund are incorporated by reference to Exhibit 16(b) of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant's Registration Statement on Form N-1A.

                      (c) Performance Calculation Schedules concerning: (i) the seven-day and thirty-day yield and effective yield of the Class A and Class B Shares of the U.S. Government Obligations Fund, the Diversified Obligations Fund, the 100% U.S. Treasury Obligations Fund, the Tax-Free Fund and the California Tax-Free Fund; (ii) the seven-day and thirty-day tax-equivalent yield (using a Federal income tax rate of 31%) and tax-equivalent effective yield (using a Federal income tax rate of 31%) of the Class A and Class B Shares of the Tax-Free Fund and the California Tax-Free Fund;
                              (iii) the seven-day and thirty-day tax-equivalent yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) and tax-equivalent effective yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) of the Class A and Class B Shares of the California Tax-Free Fund; (iv) the average annual total return of the Class A and Class B Shares of the U.S. Government Obligations Fund, the Diversified Obligations Fund, the 100% U.S. Treasury Obligations Fund, the Tax-Free Fund and the California Tax-Free Fund for the one-year, three-year and inception-to-date periods and the aggregate total return of the Class A and Class B Shares of each such Fund for the year-to-date, quarterly and monthly periods; (v) the thirty-day yield of the Bond Fund; (vi) the average annual total return of the Bond Fund and the Income Equity Fund for the one-year, three-year, five-year and inception-to-date periods and the aggregate total return of each such Fund for the year-to-date, quarterly and monthly periods; and (vii) the distribution rate (excluding and including capital gains) over a twelve-month period for the Bond Fund and Income Equity Fund, are incorporated by reference to Exhibit 16(c) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                (17)          Financial Data Schedules.


                (18) Multiple Class Plan for The HighMark Group adopted by the Board of Trustees on March 20, 1996 is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 17 (filed March 29, 1996) to Registrant's Registration Statement on Form N-1A.


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the U.S. Government Obligations Fund, the Diversified Obligations Fund, the 100% U.S. Treasury Obligations Fund, the Income Equity Fund, the Bond Fund, the Balanced Fund, the Growth Fund, the Government Bond Fund, the Income and Growth Fund, the Tax-Free Fund and the California Tax-Free Fund of the Registrant.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES


           As of October 1, 1996, the number of record holders of the following series of Shares were:

                                                                     NUMBER OF
TITLE OF SERIES                                                   RECORD HOLDERS
---------------                                                   --------------
U.S. Government Obligations Fund
  Investor Shares                                                       15
  Fiduciary Shares                                                       6

Diversified Obligations Fund
  Investor Shares                                                       53
  Fiduciary Shares                                                      18

100% U.S. Treasury Obligations Fund
  Investor Shares                                                       13
  Fiduciary Shares                                                       6

Tax-Free Fund
  Investor Shares                                                        1
  Fiduciary Shares                                                       5

California Tax-Free Fund
  Investor Shares                                                       32
  Fiduciary Shares                                                       6

Income Equity Fund
  Investor Shares                                                      247
  Fiduciary Shares                                                     532

Bond Fund
  Investor Shares                                                       30
  Fiduciary Shares                                                     127

Income and Growth Fund
  Investor Shares                                                       31
  Fiduciary Shares                                                      46

Growth Fund
  Investor Shares                                                       91
  Fiduciary Shares                                                     129

Government Bond Fund
  Investor Shares                                                       11
  Fiduciary Shares                                                      14

Balanced Fund
  Investor Shares                                                       20
  Fiduciary Shares                                                      34

ITEM 27.          INDEMNIFICATION

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, manager and administrator, transfer agent, and fund accountant is provided for, respectively, in Section 1.11 of the Distribution Agreement, filed or incorporated by reference as
                  Exhibit 6 hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto,
                  Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit 5 hereto, Section 4 of the Management and Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto, Section 11 of the Transfer Agency and Shareholder Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  Pacific Alliance Capital Management, a division of Union Bank of California, N.A. (the "Advisor"), performs investment advisory services for Registrant. Union Bank of California, N.A. ("Union Bank of California") offers a wide range of commercial and trust management services to its clients in California, Oregon, and Washington and around the world. UnionBanCal Corporation, the parent of Union Bank of California, N.A., is a publicly held corporation, but is principally held by The Bank of Tokyo-Mitsubishi, Ltd. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly held corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

                  To the knowledge of Registrant, none of the directors or officers of Union Bank of California, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Union Bank of California also hold positions with UnionBanCal Corporation, The Bank of Toyko-Mitsubishi and/or The Bank of Toyko-Mitsubishi's other subsidiaries.

                  Listed below are the directors and certain principal executive officers of UNION Bank of California, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                         UNION BANK OF CALIFORNIA, N.A.



POSITION
WITH UNION
BANK OF                                                PRINCIPAL                                 TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                BUSINESS
----------              ----                           ----------                                --------
Director                Alexander D. Calhoun,          Counsel                                   Law Firm
                          Esquire                      of Graham & James
                                                       One Maritime Plaza, Suite 300
                                                       San Francisco, CA 94111


Director                Richard D. Farman              President, Chief Operating Officer
                                                       and Director
                                                       Pacific Enterprises
                                                       555 W. Fifth Street, 29th Floor
                                                       Los Angeles, CA 90013

Director                Stanley F. Farrar,             Partner                                   Law Firm
                          Esquire                      Sullivan & Cromwell
                                                       12th Floor
                                                       444 So. Flower St.
                                                       Los Angeles, CA   90071

POSITION
WITH UNION
BANK OF                                                PRINCIPAL                                    TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                   BUSINESS
----------              ----                           ----------                                   --------
Director and            Roy A. Henderson               UnionBanCal Corporation                      Banking
  Vice Chairman                                        Union Bank of California
                                                       400 California Street
                                                       San Francisco, CA 94145

Director                Herman E. Gallegos             Independent Management Consultant            Independent Management
                                                       95 Kings Road                                Consultant
                                                       Brisbane, CA 94005

Director                Jack L. Hancock                EVP (Retired)                                ___________
                                                       Pacific Bell

Vice Chairman           Richard C. Hartnack            UnionBanCal Corporation                      Banking
                                                       Union Bank of California, NA
                                                       445 S. Figueroa Street, 38th Floor
                                                       Los Angeles, CA 90071

Director                Hon. Harry W. Low              (Retired) Judicial Arbitration & Mediation   ___________
                                                       Services, Inc.
                                                       2 Embarcadero, Suite 1100
                                                       San Francisco, CA 94111

Director                Dr. Mary S. Metz               Dean, University Extension                   Education
                                                       University of California
                                                       2223 Fulton Street
                                                       Berkeley, CA 94720

Director                Raymond E. Miles               Professor, Haas School                       Education
                                                        of Business
                                                       University of California
                                                       350 Barrows Hall
                                                       Berkeley, CA 94720

Vice Chairman of the    Takahiro Moriguchi             UnionBanCal Corporation                      Banking
  Board and Chief                                      Union Bank of California, NA
  Financial Officer                                    350 California Street, 12th Floor
                                                       San Francisco, CA  94104-1476

Director                Shin Nakahara                  Chief Executive Officer                      Banking
                                                       North American Headquarters
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       1251 Avenue of the Americas, 14th Floor
                                                       New York, NY 10020

Director                J. Fernando Niebla             Chairman & CEO                               Computer Software
                                                       Infotec Development, Inc.                    and Hardware
                                                       3611 S. Harbor Blvd.
                                                       Suite 260
                                                       Santa Ana, CA 94704

POSITION
WITH UNION
BANK OF                                                PRINCIPAL                                 TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                BUSINESS
----------              ----                           ----------                                --------
Director,               Minoru Noda                    UnionBanCal Corporation                   Banking
 Vice-Chairman and                                     Union Bank of California
Chief Credit Officer                                   400 California Street
                                                       San Francisco, CA  94145

Deputy Chairman of      Hiroo Nozawa                   UnionBanCal Corporation                   Banking
 the Board,                                            Union Bank of California
 and Chief Operating                                   400 California Street
 Officer                                               San Francisco, CA  94145

Director                Sidney R. Peterson             Retired Chairman and Chief                ___________
                                                       Executive Officer
                                                       Getty Oil Company

Director                Carl W. Robertson,             Managing Director                         Real Estate and
                          Esquire                      Warland Investments                       Investment
                                                       Company                                   Management
                                                       Suite 300                                 Company
                                                       1299 Ocean Avenue
                                                       Santa Monica, CA 90401

Director                Charles R. Scott               Chairman and                              Corporate
                                                       Chief Executive Officer                     Investor
                                                       Leadership Centers USA
                                                       365 King Road, N.W.
                                                       Atlanta, GA 30342

Director                Paul W. Steere,                Partner                                   Law Firm
                          Esquire                      Bogle & Gates
                                                       Two Union Square
                                                       601 Union Street
                                                       Seattle, WA 98101-2322

Director                Henry T. Swigert               Chairman of the Board                     Equipment
                                                       ESCO Corporation                            Manufacturing
                                                       2141 NW 25th Avenue
                                                       Portland, OR 97210

Director                Yuji Taniguchi                 General Manager                           Banking
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       Los Angeles Branch
                                                       777 S. Figueroa Street, Suite 600
                                                       Los Angeles, CA 90017

Director                Tsuneo Wakai                   Chairman                                  Banking
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       7-1, Marunouchi 2-Chome
                                                       Chiyoda-Ku
                                                       Tokyo 100, Japan

POSITION
WITH UNION
BANK OF                                                PRINCIPAL                                 TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                BUSINESS
----------              ----                           ----------                                --------
Vice Chairman of the    Robert M. Walker               UnionBanCal Corporation                   Banking
  Board                                                Union Bank of California, NA
                                                       350 California Street, 12th Floor
                                                       San Francisco, CA  94104-1476

Director                Dr. Blenda J. Wilson           President                                 Education
                                                       California State University
                                                       Northridge
                                                       18111 Nordhoff Street
                                                       Northridge, CA 91330

Chairman of the         Tamotsu Yamaguchi              UnionBanCal Corporation                   Banking
  Board                                                Union Bank of California, NA
                                                       445 S. Figueroa Street
                                                       Los Angeles, CA 90071

Director                Shota Yasuda                   General Manager                           Banking
                                                       North American Planning Division
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       1251 Avenue of the Americas, 14th Floor
                                                       New York, NY 10020

Director, President     Kanetaka Yoshida               UnionBanCal Corporation                   Banking
  and Chief Executive                                  Union Bank of California, NA
  Officer                                              350 California Street, 12th Floor
                                                       San Francisco, CA  94104-1476

Director                Kenji Yoshizawa                Deputy President                          Banking
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       7-1, Marunouchi 2-Chome
                                                       Chiyoda-Ku
                                                       Tokyo 100, Japan

Executive               Peter R. Butcher               c/o Union Bank of California              Banking
  Vice President                                       400 California Street
  and Chief                                            San Francisco, CA
  Credit Officer                                       94145

Executive               David W. Ehlers                c/o Union Bank of California              Banking
  Vice President                                       400 California Street
  and Chief                                            San Francisco, CA 94145
  Financial Officer

Executive               Michael Spilsbury              c/o Union Bank of California              Banking
  Vice President                                       400 California Street
                                                       San Francisco, CA 94145

POSITION
WITH Union
BANK OF                                                PRINCIPAL                                 TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                BUSINESS
----------              ----                           ----------                                --------
Executive               William R. Sweet               c/o Union Bank of California              Banking
  Vice President                                       400 California Street
                                                       San Francisco, CA  94145

Executive               Magan C. Patel                 c/o Union Bank of California              Banking
  Vice President                                       400 California Street
                                                       San Francisco, CA 94145

Executive Vice          Charles Pedersen               c/o Union Bank of California              Banking
  President                                            400 California Street
                                                       San Francisco, CA 94145

Executive Vice          Philip Wexler                  c/o Union Bank of California              Banking
  President                                            400 California Street
                                                       San Francisco, CA 94145

Executive Vice          Don Brunell                    c/o Union Bank of California              Banking
  President                                            400 California Street
                                                       San Francisco, CA 94145


ITEM 29.          PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services Limited Partnership ("BISYS Fund Services") (formerly known as The Winsbury Company
                  Limited Partnership) acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of The Victory Funds, The Coventry Group, The Parkstone Group of Funds, The Sessions Group, the AmSouth Mutual Funds, the American Performance Funds, The ARCH Fund, Inc., the Pacific Capital Funds, the MMA Praxis Mutual Funds, the MarketWatch Funds, The Riverfront Funds, Inc., the Summit Investment Trust, the Qualivest Funds, the Fountain Square Funds, the HSBC Family of Funds, The Infinity Mutual
                  Funds, Inc., The Kent Funds, the M.S.D.& T. Funds, The Parkstone Advantage Funds, the Pegasus Funds, the SBSF Funds, Inc. dba Key Mutual Funds, The Time Horizon Funds, The Victory Portfolios, the First Choice Funds Trust, The Republic Funds Trust, The Republic Advisors Funds Trust and the BB&T Mutual Funds Group, each of which are management investment companies.

         (b) Partners of The BISYS Fund Services, as of November 1, 1995, were as follows:

                                                  POSITIONS AND                                     POSITIONS AND
NAME AND PRINCIPAL                                OFFICES WITH THE                                  OFFICES WITH
BUSINESS ADDRESSES                                WINSBURY COMPANY                                  REGISTRANT
------------------                                ----------------                                  ----------
The BISYS Group, Inc.                             Sole Shareholder of                                None
150 Clove Road                                    BISYS Fund Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.                         Sole General Partner                               None
3435 Stelzer Road                                 BISYS Fund Services, Inc.
Columbus, OH 43219

WC Subsidiary Corporation                         Limited Partner                                    None
3435 Stelzer Road
Columbus, OH 43219

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to the Advisor's functions as investment adviser and Union Bank of California's functions as custodian and sub-transfer agent).


                  (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).

                  (3) BISYS Fund Services Ohio, Inc.,3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and fund accountant).

                  (4) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).


ITEM 31.          MANAGEMENT SERVICES

                  None.

ITEM 32.          UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Amended and Restated Agreement and Declaration of The HighMark Group is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 8th day of November, 1996


                                   THE HIGHMARK GROUP

                                   By:  /s/ Stephen G. Mintos
                                       ---------------------------
                                        Stephen G. Mintos
                                        President and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                   Capacity                             Date
---------                                   --------                             ----

/s/ Stephen G. Mintos                       Chairman of the                      November 8, 1996
---------------------                       Board, Trustee and
Stephen G. Mintos                           President (Principal
                                            Executive Officer)

/s/  Michael Sakala                         Assistant Treasurer                  November 8, 1996
-------------------------
Michael Sakala

/s/ Thomas L. Braje                         Trustee                              November 8, 1996
----------------------
Thomas L. Braje

/s/ David A. Goldfarb                       Trustee                              November 8, 1996
---------------------
David A. Goldfarb

/s/ Joseph C. Jaeger                        Trustee                              November 8, 1996
-----------------------
Joseph C. Jaeger

/s/ Frederick J. Long                       Trustee                              November 8, 1996
----------------------
Frederick J. Long

*By:  /s/ Martin E. Lybecker
     ------------------------
          Martin E. Lybecker
          Attorney-In-Fact

                               POWER OF ATTORNEY

         The undersigned, being an Officer of The HighMark Group (the "Fund"), does hereby constitute and appoint Stephen G. Mintos, Cynthia L. Lindsey, Martin E. Lybecker and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Fund to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Fund pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                                   Title                                     Date
---------                                   -----                                     ----
/s/ Michael S. Sakala                       Assistant Treasurer                       November 7, 1996
---------------------
Michael Sakala

                               POWER OF ATTORNEY

         The undersigned, each being a Trustee and, in certain cases, an Officer of The HighMark Group (the "Fund"), does hereby constitute and appoint Stephen G. Mintos, Cynthia L. Lindsey, Martin E. Lybecker and John M. Loder, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Fund to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Fund pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                                   Title                                       Date
---------                                   -----                                       ----
/s/ Stephen G. Mintos                       Chairman of the                             November 22, 1994
--------------------------                  Board, Trustee and
Stephen G. Mintos                           President

/s/ Cynthia L. Lindsey                               Vice President and                          November 22, 1994
----------------------                               and Treasurer
Cynthia L. Lindsey


/s/ Kenneth B. Quintenz                              Trustee                                     November 22, 1994
-----------------------
Kenneth B. Quintenz

/s/ Thomas L. Braje                                  Trustee                                     November 22, 1994
-------------------
Thomas L. Braje

/s/ David A. Goldfarb                                Trustee                                     November 22, 1994
---------------------
David A. Goldfarb

/s/ Joseph C. Jaeger                                 Trustee                                     November 22, 1994
--------------------
Joseph C. Jaeger

/s/ Frederick J. Long                                Trustee                                     November 22, 1994
---------------------
Frederick J. Long

                                 EXHIBIT INDEX

EXHIBIT NO.                         DESCRIPTION                               PAGE
-----------                         -----------                               ----
1(e)             Amendment to Declaration of Trust, dated October 18,
                 1996.

5(a)             Investment Advisory Agreement between the
                 Registrant and Union Bank of California, N.A., dated as of April 1, 1996.

9(b) Amendment made as of June 19, 1996 to the Management and Administration Agreement between Registrant and The Winsbury Company.

9(f) Amendment made as of June 19, 1996 to the Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc.

11(a)            Consent of Deloitte & Touche LLP.

11(b)               Consent of Coopers & Lybrand L.L.P.

11(c)               Consent of Ropes & Gray

27               Financial Data Schedules



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